UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the Goldman Sachs Global Managed Beta Fund, Goldman Sachs Strategic Factor Allocation Fund, Goldman Sachs Strategic Volatility Premium Fund, and Goldman Sachs Tactical Tilt Overlay Fund is filed herewith.

Annual Shareholder Report

August 31, 2025

Goldman Sachs Global Managed Beta Fund

GGMBX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Global Managed Beta Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$29	0.27%

How did the Fund perform and what affected its performance?

Global equities posted positive returns, despite significant volatility driven by aggressive U.S. tariff policies. U.S. large-cap stocks outperformed non-U.S. developed markets and U.S. small-cap stocks but underperformed emerging markets equities. Continued enthusiasm about AI fueled gains in the U.S. technology sector.

Top Contributors to Performance:

  The Fund benefited from its active beta strategy through which it invests in a diversified portfolio of underlying asset classes based on its cycle-aware long-term strategic asset allocation model.

  Relative to the MSCI All Country World Index Investable Market Index (Net, USD, 50% Non-US Developed Hedged to USD) the Fund’s strategic and dynamic overweights across various regions and market capitalizations helped it capture gains during the U.S.-led equity market rally in the first half of the Period and during the rally in non-U.S. developed markets equities and emerging markets equities during the second half of the Period.

Top Detractors from Performance:

  Currency options within the Fund’s currency tail risk hedging strategy, which seeks to limit the chance of a loss occurring due to a rare event, detracted from relative performance, as most of the options expired out of the money.

  A strategic allocation to the macro hedging strategy, which is used in an attempt to diversify the Fund’s overall exposure to global equity asset classes, detracted from relative returns. Most of the losses occurred in the fourth quarter of 2024.

Goldman Sachs Global Managed Beta Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$2,920,000
$2,190,000
$1,460,000
$730,000
$0
9/1/15
8/16
8/17
8/18
8/19
8/20
8/21
8/22
8/23
8/24
8/25
$2,901,210
$2,830,608
$2,797,332
Institutional Shares
MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)
MSCI ACWI IMI Index (Net, USD, Unhedged)

	Institutional Shares	MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)	MSCI ACWI IMI Index (Net, USD, Unhedged)
9/1/15	$1,000,000	$1,000,000	$1,000,000
8/16	$1,076,100	$1,073,300	$1,073,700
8/17	$1,256,024	$1,256,190	$1,257,088
8/18	$1,396,447	$1,414,345	$1,405,424
8/19	$1,407,340	$1,406,424	$1,385,327
8/20	$1,634,907	$1,614,294	$1,599,221
8/21	$2,155,951	$2,105,201	$2,080,747
8/22	$1,815,095	$1,803,736	$1,742,833
8/23	$2,037,263	$2,047,060	$1,975,153
8/24	$2,486,479	$2,513,175	$2,421,933
8/25	$2,830,608	$2,901,210	$2,797,332

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	13.84%	11.60%	10.96%
MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)	15.44%	12.43%	11.23%
MSCI ACWI IMI Index (Net, USD, Unhedged)	15.50%	11.83%	10.83%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the MSCI ACWI IMI Index (Net, USD, Unhedged).

Goldman Sachs Global Managed Beta Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$4,336,571,083
# of Portfolio Holdings as of Period End	596
Portfolio Turnover Rate for the Period	31%
Total Net Advisory Fees Paid for the Period	$9,529,399

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Asset Allocation (%)

Common Stocks	11.5%
Short-Term Investments	1.5%
Other	84.4%

Goldman Sachs Global Managed Beta Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Managed Beta Fund

38147X762-AR-0825

Institutional Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Strategic Factor Allocation Fund

GSQPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Factor Allocation Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$77	0.75%

How did the Fund perform and what affected its performance?

U.S. equities were supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than expected inflation data. U.S. fixed income was most influenced by Federal Reserve monetary policy, macroeconomic data, rising long-term interest rates and tightening credit spreads.

Top Contributors to Performance:

  Three factors—Equity, Term and Volatility—within the Strategic Factor Allocation process added to the Fund’s positive absolute performance. The Strategic Factor Allocation process is derived from the Goldman Sachs Investment Strategy Group’s (“ISG”) market views on a variety of asset classes and instruments. The factors are academically derived drivers of investment returns that the Goldman Sachs ISG believes offer the potential for greater and consistent returns in various market environments.

  Relative to the Fund’s blended benchmark, the Strategic Factor Allocation Composite IndexFootnote Reference1, the Volatility factor contributed positively to performance.

Top Detractors from Performance:

  In absolute terms, the Flow factor detracted from the Fund’s performance.

  Overall, the implementation of the Strategic Factor Allocation process, including the Equity, Term and Flow factors, detracted from the Fund’s relative returns.

Footnote	Description
Footnote[1]	The Strategic Factor Allocation Composite Index is comprised 50% of the S&P 500® Index and 50% of the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Strategic Factor Allocation Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$30,000
$20,000
$10,000
$0
4/17/18
8/18
8/19
8/20
8/21
8/22
8/23
8/24
8/25
$26,961
$17,937
$17,130
$11,409
Class P
Strategic Factor Allocation Composite Index
Bloomberg U.S. Aggregate Bond Index
S&P 500® Index

	Class P	Strategic Factor Allocation Composite Index	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
4/17/18	$10,000	$10,000	$10,000	$10,000
8/18	$10,397	$10,427	$10,061	$10,801
8/19	$10,830	$11,153	$11,084	$11,116
8/20	$12,027	$12,788	$11,802	$13,555
8/21	$13,842	$14,676	$11,792	$17,781
8/22	$12,947	$13,050	$10,434	$15,784
8/23	$13,849	$14,006	$10,310	$18,300
8/24	$16,217	$16,378	$11,062	$23,266
8/25	$17,130	$17,937	$11,409	$26,961

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	5.63%	7.32%	7.56%
Strategic Factor Allocation Composite Index	9.52%	7.00%	8.24%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
S&P 500® Index	15.88%	14.73%	14.38%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Strategic Factor Allocation Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$2,348,902,848
# of Portfolio Holdings as of Period End	188
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$15,915,952

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the Period as a result of a decrease in affiliated management fees waived.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	64.9	35.6	29.4	6.2
Developed Markets Currency	10.5	3.9	6.6	-2.7
Developed Markets Equity Call Options	6.9	6.9	-	6.9
Developed Markets Equity Put Options	348.8	145.6	203.2	-57.6
Fixed Income	70.7	67.6	3.2	64.4
Fixed Income Call Options	16.7	-	16.7	-16.7
Fixed Income Put Options	16.4	-	16.4	-16.4
Interest Rate Call Options	5.2	5.2	-	5.2
Interest Rate Put Options	5.2	5.2	-	5.2
Short-term investments	92.6	92.6	-	92.6
US Equity	59.0	59.0	-	59.0

* Asset class exposure includes the impact of derivatives. “Gross Exposure” represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. “Net Exposure” represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. “Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Goldman Sachs Strategic Factor Allocation Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Factor Allocation Fund

38150B293-AR-0825

Class P

Annual Shareholder Report

August 31, 2025

Goldman Sachs Strategic Factor Allocation Fund

SFAFX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Factor Allocation Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$78	0.76%

How did the Fund perform and what affected its performance?

U.S. equities were supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than expected inflation data. U.S. fixed income was most influenced by Federal Reserve monetary policy, macroeconomic data, rising long-term interest rates and tightening credit spreads.

Top Contributors to Performance:

  Three factors—Equity, Term and Volatility—within the Strategic Factor Allocation process added to the Fund’s positive absolute performance. The Strategic Factor Allocation process is derived from the Goldman Sachs Investment Strategy Group’s (“ISG”) market views on a variety of asset classes and instruments. The factors are academically derived drivers of investment returns that the Goldman Sachs ISG believes offer the potential for greater and consistent returns in various market environments.

  Relative to the Fund’s blended benchmark, the Strategic Factor Allocation Composite IndexFootnote Reference1, the Volatility factor contributed positively to performance.

Top Detractors from Performance:

  In absolute terms, the Flow factor detracted from the Fund’s performance.

  Overall, the implementation of the Strategic Factor Allocation process, including the Equity, Term and Flow factors, detracted from the Fund’s relative returns.

Footnote	Description
Footnote[1]	The Strategic Factor Allocation Composite Index is comprised 50% of the S&P 500® Index and 50% of the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Strategic Factor Allocation Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$3,640,000
$2,730,000
$1,820,000
$910,000
$0
$3,614,004
$2,092,647
$1,909,674
$1,153,781
5/31/16
8/16
8/17
8/18
8/19
8/20
8/21
8/22
8/23
8/24
8/25
Institutional Shares
Bloomberg U.S. Aggregate Bond Index
Strategic Factor Allocation Composite Index
S&P 500® Index

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Strategic Factor Allocation Composite Index	S&P 500® Index
5/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/16	$1,034,000	$1,023,232	$1,032,200	$1,041,000
8/17	$1,105,139	$1,028,271	$1,116,428	$1,209,954
8/18	$1,162,385	$1,017,481	$1,216,459	$1,447,831
8/19	$1,210,624	$1,120,983	$1,301,125	$1,490,108
8/20	$1,345,488	$1,193,549	$1,491,870	$1,817,038
8/21	$1,547,446	$1,192,542	$1,712,219	$2,383,408
8/22	$1,447,326	$1,055,210	$1,522,505	$2,115,752
8/23	$1,546,902	$1,042,620	$1,633,953	$2,453,002
8/24	$1,812,350	$1,118,697	$1,910,744	$3,118,747
8/25	$1,909,674	$1,153,781	$2,092,647	$3,614,004

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Institutional Shares (Commenced May 31, 2016)	5.37%	7.25%	7.24%
Strategic Factor Allocation Composite Index	9.52%	7.00%	8.30%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.56%
S&P 500® Index	15.88%	14.73%	14.88%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Strategic Factor Allocation Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$2,348,902,848
# of Portfolio Holdings as of Period End	188
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$15,915,952

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the Period as a result of a decrease in affiliated management fees waived.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	64.9	35.6	29.4	6.2
Developed Markets Currency	10.5	3.9	6.6	-2.7
Developed Markets Equity Call Options	6.9	6.9	-	6.9
Developed Markets Equity Put Options	348.8	145.6	203.2	-57.6
Fixed Income	70.7	67.6	3.2	64.4
Fixed Income Call Options	16.7	-	16.7	-16.7
Fixed Income Put Options	16.4	-	16.4	-16.4
Interest Rate Call Options	5.2	5.2	-	5.2
Interest Rate Put Options	5.2	5.2	-	5.2
Short-term investments	92.6	92.6	-	92.6
US Equity	59.0	59.0	-	59.0

* Asset class exposure includes the impact of derivatives. “Gross Exposure” represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. “Net Exposure” represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. “Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Goldman Sachs Strategic Factor Allocation Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Factor Allocation Fund

38148U338-AR-0825

Institutional Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Strategic Volatility Premium Fund

SVPBX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Volatility Premium Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$45	0.44%

How did the Fund perform and what affected its performance?

U.S. fixed income was most influenced by Federal Reserve monetary policy, macroeconomic data, rising long-term interest rates and tightening credit spreads. U.S. equities were supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than expected inflation data.

Top Contributors to Performance:

  The Strategic Volatility Premium, which is an implementation of the Goldman Sachs Investment Strategy Group’s market views on a variety of asset classes and instruments, produced positive returns and added to the Fund’s absolute performance.

  The Fund’s fixed income allocation to U.S. Treasury securities added to absolute returns.

Top Detractors from Performance:

  Relative to the Bloomberg 1-5 Year U.S. Treasury Index, the options-based overlay strategy, through which the Strategic Volatility Premium is implemented, detracted from the Fund’s performance.

Goldman Sachs Strategic Volatility Premium Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$10,000
$0
$10,965
$10,566
$9,950
3/29/21
8/21
8/22
8/23
8/24
8/25
Class P
Bloomberg 1-5 Year U.S. Treasury Index
Bloomberg U.S. Aggregate Bond Index

	Class P	Bloomberg 1-5 Year U.S. Treasury Index	Bloomberg U.S. Aggregate Bond Index
3/29/21	$10,000	$10,000	$10,000
8/21	$10,100	$10,035	$10,284
8/22	$9,687	$9,460	$9,099
8/23	$9,822	$9,530	$8,991
8/24	$10,573	$10,117	$9,647
8/25	$10,965	$10,566	$9,950

Average Annual Total Returns (%)

AATR	1 Year	Since Inception
Class P (Commenced March 29, 2021)	3.71%	2.10%
Bloomberg 1-5 Year U.S. Treasury Index	4.44%	1.25%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.11%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Strategic Volatility Premium Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$508,622,592
# of Portfolio Holdings as of Period End	81
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,650,414

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 31, 2025, the Fund’s distributions from net investment income will be declared and paid quarterly rather than annually.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	37.8	21.6	16.3	5.3
Developed Markets Equity Put Options	329.1	139.0	190.2	-51.2
Fixed Income	44.9	44.9	-	44.9
Fixed Income Call Options	16.8	-	16.8	-16.8
Fixed Income Put Options	16.4	-	16.4	-16.4
Interest Rate Call Options	0.4	0.4	-	0.4
Interest Rate Put Options	0.4	0.4	-	0.4
Short-term investments	94.6	94.6	-	94.6
US Equity	0.5	0.5	-	0.5

* Asset class exposure includes the impact of derivatives. “Gross Exposure” represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. “Net Exposure” represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. “Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Goldman Sachs Strategic Volatility Premium Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Volatility Premium Fund

38150C515-AR-0825

Class P

Annual Shareholder Report

August 31, 2025

Goldman Sachs Strategic Volatility Premium Fund

SVPFX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Volatility Premium Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.45%

How did the Fund perform and what affected its performance?

U.S. fixed income was most influenced by Federal Reserve monetary policy, macroeconomic data, rising long-term interest rates and tightening credit spreads. U.S. equities were supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and better than expected inflation data.

Top Contributors to Performance:

  The Strategic Volatility Premium, which is an implementation of the Goldman Sachs Investment Strategy Group’s market views on a variety of asset classes and instruments, produced positive returns and added to the Fund’s absolute performance.

  The Fund’s fixed income allocation to U.S. Treasury securities added to absolute returns.

Top Detractors from Performance:

  Relative to the Bloomberg 1-5 Year U.S. Treasury Index, the options-based overlay strategy, through which the Strategic Volatility Premium is implemented, detracted from the Fund’s performance.

Goldman Sachs Strategic Volatility Premium Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$1,120,000
$840,000
$560,000
$280,000
$0
3/29/21
8/21
8/22
8/23
8/24
8/25
$1,095,080
$1,056,624
$995,027
Institutional Shares
Bloomberg 1-5 Year U.S. Treasury Index
Bloomberg U.S. Aggregate Bond Index

	Institutional Shares	Bloomberg 1-5 Year U.S. Treasury Index	Bloomberg U.S. Aggregate Bond Index
3/29/21	$1,000,000	$1,000,000	$1,000,000
8/21	$1,010,000	$1,003,500	$1,028,400
8/22	$968,691	$945,999	$909,928
8/23	$982,059	$953,000	$899,100
8/24	$1,056,008	$1,011,705	$964,734
8/25	$1,095,080	$1,056,624	$995,027

Average Annual Total Returns (%)

AATR	1 Year	Since Inception
Institutional Shares (Commenced March 29, 2021)	3.70%	2.07%
Bloomberg 1-5 Year U.S. Treasury Index	4.44%	1.25%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.11%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Goldman Sachs Strategic Volatility Premium Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$508,622,592
# of Portfolio Holdings as of Period End	81
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,650,414

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 31, 2025, the Fund’s distributions from net investment income will be declared and paid quarterly rather than annually.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	37.8	21.6	16.3	5.3
Developed Markets Equity Put Options	329.1	139.0	190.2	-51.2
Fixed Income	44.9	44.9	-	44.9
Fixed Income Call Options	16.8	-	16.8	-16.8
Fixed Income Put Options	16.4	-	16.4	-16.4
Interest Rate Call Options	0.4	0.4	-	0.4
Interest Rate Put Options	0.4	0.4	-	0.4
Short-term investments	94.6	94.6	-	94.6
US Equity	0.5	0.5	-	0.5

* Asset class exposure includes the impact of derivatives. “Gross Exposure” represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. “Net Exposure” represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. “Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Goldman Sachs Strategic Volatility Premium Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Strategic Volatility Premium Fund

38150C523-AR-0825

Institutional Class

Annual Shareholder Report

August 31, 2025

Goldman Sachs Tactical Tilt Overlay Fund

GSLPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$72	0.71%

How did the Fund perform and what affected its performance?

Risk assets experienced volatility, largely driven by diverse economic conditions, central bank policies and political and geopolitical developments, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and moderating inflation data.

Top Contributors to Performance:

  The Fund’s active cash management strategy, implemented mainly through investments in commercial paper, had a positive impact on the Fund’s performance relative to the ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged). Even though reinvestment yields declined during the Period, income and capital appreciation helped bolster the Fund’s returns.

  The sale of S&P 500® Index put options added to relative returns. The Fund benefited from the premiums it earned from writing these puts, which also gave it exposure to U.S. equities amid heightened market volatility.

Top Detractors from Performance:

  The Fund’s exposure to U.S. and European health care stocks detracted from relative performance given that the health care sector lagged many other equity market sectors. The Period was marked by significant uncertainty surrounding U.S. health care policy, particularly following the November 2024 presidential election. Health care companies also faced margin pressures, driven by inflation, but often could not pass on price increases to payers because of existing fixed-price contracts. In addition, labor costs were a major headwind for many health care systems.

  Detracting from the Fund’s relative performance was its position in bond futures, used to include exposure similar to that of the Bloomberg U.S. Intermediate Treasury Bond Index.

Goldman Sachs Tactical Tilt Overlay Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	S&P 500® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,113	$10,071	$10,801
8/19	$10,173	$10,309	$11,116
8/20	$10,559	$10,439	$13,555
8/21	$11,559	$10,447	$17,781
8/22	$11,616	$10,486	$15,784
8/23	$12,051	$10,931	$18,300
8/24	$12,878	$11,530	$23,266
8/25	$13,351	$12,048	$26,961

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	3.67%	4.80%	3.99%
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	4.49%	2.91%	2.56%
S&P 500® Index	15.88%	14.73%	14.38%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Tactical Tilt Overlay Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$4,719,888,740
# of Portfolio Holdings as of Period End	269
Portfolio Turnover Rate for the Period	143%
Total Net Advisory Fees Paid for the Period	$30,550,417

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)Footnote Reference*

Header	Gross	Long	Short	Net
MLPs	0.7	0.7	-	0.7
Trend-Based Rotation Tilt	1.8	1.8	-	1.8
Long Spot Uranium	1.2	1.2	-	1.2
Long Mexico Equities	1.3	1.3	-	1.3
Long South Africa Equities	0.7	0.7	-	0.7
Long US Healthcare Equities	4.4	4.4	-	4.4
Ensemble Timing System Tilt (S&P 500)	0.5	0.5	-	0.5
Long European Healthcare Equities	5.1	5.1	-	5.1
COB 5yr Interest Rate Swaps	1.3	1.3	-	1.3
TOPIX Options	0.2	0.2	-	0.2
Long Indian Equities	1.3	1.3	-	1.3
GBP Interest Rate Swaps	13.8	13.8	-	13.8
Long 5-year UK Government Bonds	3.1	3.1	-	3.1
US Healthcare Equities Options	0.3	-	0.3	-0.3
Long German Midcap Equities	0.9	0.9	-	0.9
Receive Brazilian Rates	2.2	2.2	-	2.2
EURGBP Options	0.6	0.6	-	0.6
6m2y Receiver SwaptionsFootnote Reference^	7.4	-	7.4	-7.4
S&P 500 Options	2.0	-	2.0	-2.0
Investment Grade Fixed Income	64.2	64.2	-	64.2
Footnote	Description
Footnote*	Tilts exposure includes the impact of derivatives. “Gross Exposure” represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. “Net Exposure” represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.
Footnote^	This position will benefit if interest rates decrease.

Goldman Sachs Tactical Tilt Overlay Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tactical Tilt Overlay Fund

38150B244-AR-0825

Class P

Annual Shareholder Report

August 31, 2025

Goldman Sachs Tactical Tilt Overlay Fund

TTRFX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$72	0.71%

How did the Fund perform and what affected its performance?

Risk assets experienced volatility, largely driven by diverse economic conditions, central bank policies and political and geopolitical developments, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and moderating inflation data.

Top Contributors to Performance:

  The Fund’s active cash management strategy, implemented mainly through investments in commercial paper, had a positive impact on the Fund’s performance relative to the ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged). Even though reinvestment yields declined during the Period, income and capital appreciation helped bolster the Fund’s returns.

  The sale of S&P 500® Index put options added to relative returns. The Fund benefited from the premiums it earned from writing these puts, which also gave it exposure to U.S. equities amid heightened market volatility.

Top Detractors from Performance:

  The Fund’s exposure to U.S. and European health care stocks detracted from relative performance given that the health care sector lagged many other equity market sectors. The Period was marked by significant uncertainty surrounding U.S. health care policy, particularly following the November 2024 presidential election. Health care companies also faced margin pressures, driven by inflation, but often could not pass on price increases to payers because of existing fixed-price contracts. In addition, labor costs were a major headwind for many health care systems.

  Detracting from the Fund’s relative performance was its position in bond futures, used to include exposure similar to that of the Bloomberg U.S. Intermediate Treasury Bond Index.

Goldman Sachs Tactical Tilt Overlay Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	S&P 500® Index
12/29/17	$10,000	$10,000	$10,000
8/18	$10,061	$10,115	$10,994
8/19	$10,119	$10,354	$11,315
8/20	$10,505	$10,484	$13,798
8/21	$11,501	$10,493	$18,098
8/22	$11,557	$10,531	$16,066
8/23	$11,989	$10,979	$18,627
8/24	$12,812	$11,581	$23,682
8/25	$13,282	$12,101	$27,443

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced December 29, 2017)	3.67%	4.80%	3.77%
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	4.49%	2.91%	2.52%
S&P 500® Index	15.88%	14.73%	14.05%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Tactical Tilt Overlay Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$4,719,888,740
# of Portfolio Holdings as of Period End	269
Portfolio Turnover Rate for the Period	143%
Total Net Advisory Fees Paid for the Period	$30,550,417

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)Footnote Reference*

Header	Gross	Long	Short	Net
MLPs	0.7	0.7	-	0.7
Trend-Based Rotation Tilt	1.8	1.8	-	1.8
Long Spot Uranium	1.2	1.2	-	1.2
Long Mexico Equities	1.3	1.3	-	1.3
Long South Africa Equities	0.7	0.7	-	0.7
Long US Healthcare Equities	4.4	4.4	-	4.4
Ensemble Timing System Tilt (S&P 500)	0.5	0.5	-	0.5
Long European Healthcare Equities	5.1	5.1	-	5.1
COB 5yr Interest Rate Swaps	1.3	1.3	-	1.3
TOPIX Options	0.2	0.2	-	0.2
Long Indian Equities	1.3	1.3	-	1.3
GBP Interest Rate Swaps	13.8	13.8	-	13.8
Long 5-year UK Government Bonds	3.1	3.1	-	3.1
US Healthcare Equities Options	0.3	-	0.3	-0.3
Long German Midcap Equities	0.9	0.9	-	0.9
Receive Brazilian Rates	2.2	2.2	-	2.2
EURGBP Options	0.6	0.6	-	0.6
6m2y Receiver SwaptionsFootnote Reference^	7.4	-	7.4	-7.4
S&P 500 Options	2.0	-	2.0	-2.0
Investment Grade Fixed Income	64.2	64.2	-	64.2
Footnote	Description
Footnote*	Tilts exposure includes the impact of derivatives. “Gross Exposure” represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. “Net Exposure” represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.
Footnote^	This position will benefit if interest rates decrease.

Goldman Sachs Tactical Tilt Overlay Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tactical Tilt Overlay Fund

38148U155-AR-0825

Class R6

Annual Shareholder Report

August 31, 2025

Goldman Sachs Tactical Tilt Overlay Fund

TTIFX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$73	0.72%

How did the Fund perform and what affected its performance?

Risk assets experienced volatility, largely driven by diverse economic conditions, central bank policies and political and geopolitical developments, but performed strongly overall supported by progress in trade negotiations, solid corporate earnings results, resilient consumer spending and moderating inflation data.

Top Contributors to Performance:

  The Fund’s active cash management strategy, implemented mainly through investments in commercial paper, had a positive impact on the Fund’s performance relative to the ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged). Even though reinvestment yields declined during the Period, income and capital appreciation helped bolster the Fund’s returns.

  The sale of S&P 500® Index put options added to relative returns. The Fund benefited from the premiums it earned from writing these puts, which also gave it exposure to U.S. equities amid heightened market volatility.

Top Detractors from Performance:

  The Fund’s exposure to U.S. and European health care stocks detracted from relative performance given that the health care sector lagged many other equity market sectors. The Period was marked by significant uncertainty surrounding U.S. health care policy, particularly following the November 2024 presidential election. Health care companies also faced margin pressures, driven by inflation, but often could not pass on price increases to payers because of existing fixed-price contracts. In addition, labor costs were a major headwind for many health care systems.

  Detracting from the Fund’s relative performance was its position in bond futures, used to include exposure similar to that of the Bloomberg U.S. Intermediate Treasury Bond Index.

Goldman Sachs Tactical Tilt Overlay Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional Shares	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	S&P 500® Index
9/1/15	$1,000,000	$1,000,000	$1,000,000
8/16	$986,800	$1,002,300	$1,125,500
8/17	$1,008,214	$1,008,514	$1,308,169
8/18	$1,032,310	$1,023,844	$1,565,355
8/19	$1,039,639	$1,048,006	$1,611,063
8/20	$1,078,418	$1,061,211	$1,964,530
8/21	$1,180,113	$1,062,060	$2,576,874
8/22	$1,185,895	$1,065,990	$2,287,491
8/23	$1,231,196	$1,111,294	$2,652,117
8/24	$1,315,041	$1,172,193	$3,371,902
8/25	$1,362,514	$1,224,825	$3,907,360

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	3.61%	4.78%	3.14%
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	4.49%	2.91%	2.05%
S&P 500® Index	15.88%	14.73%	14.59%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Tactical Tilt Overlay Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$4,719,888,740
# of Portfolio Holdings as of Period End	269
Portfolio Turnover Rate for the Period	143%
Total Net Advisory Fees Paid for the Period	$30,550,417

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)Footnote Reference*

Header	Gross	Long	Short	Net
MLPs	0.7	0.7	-	0.7
Trend-Based Rotation Tilt	1.8	1.8	-	1.8
Long Spot Uranium	1.2	1.2	-	1.2
Long Mexico Equities	1.3	1.3	-	1.3
Long South Africa Equities	0.7	0.7	-	0.7
Long US Healthcare Equities	4.4	4.4	-	4.4
Ensemble Timing System Tilt (S&P 500)	0.5	0.5	-	0.5
Long European Healthcare Equities	5.1	5.1	-	5.1
COB 5yr Interest Rate Swaps	1.3	1.3	-	1.3
TOPIX Options	0.2	0.2	-	0.2
Long Indian Equities	1.3	1.3	-	1.3
GBP Interest Rate Swaps	13.8	13.8	-	13.8
Long 5-year UK Government Bonds	3.1	3.1	-	3.1
US Healthcare Equities Options	0.3	-	0.3	-0.3
Long German Midcap Equities	0.9	0.9	-	0.9
Receive Brazilian Rates	2.2	2.2	-	2.2
EURGBP Options	0.6	0.6	-	0.6
6m2y Receiver SwaptionsFootnote Reference^	7.4	-	7.4	-7.4
S&P 500 Options	2.0	-	2.0	-2.0
Investment Grade Fixed Income	64.2	64.2	-	64.2
Footnote	Description
Footnote*	Tilts exposure includes the impact of derivatives. “Gross Exposure” represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. “Net Exposure” represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.
Footnote^	This position will benefit if interest rates decrease.

Goldman Sachs Tactical Tilt Overlay Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tactical Tilt Overlay Fund

38147X838-AR-0825

Institutional Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2025	2024	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$3,657,963	$4,088,928	Financial Statement audits.

Audit-Related Fees:

• PwC	$460,728	$466,200	Other attest services.

Tax Fees:

• PwC	$0	$0

All Other Fees:

• PwC	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2025	2024	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,081,340	$2,122,312	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the twelve months ended August 31, 2025 and August 31, 2024 were approximately $460,728 and $466,200, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2024 and December 31, 2023 were approximately $20.7 million and $18.0 million, respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2024 and 2023 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Annual Financial Statements August 31, 2025 Allocation Funds Goldman Sachs Global Managed Beta Fund Goldman Sachs Strategic Factor Allocation Fund Goldman Sachs Strategic Volatility Premium Fund Goldman Sachs Tactical Tilt Overlay Fund

Goldman Sachs Allocation Funds

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments August 31, 2025

Shares	Description	Value

Common Stocks – 11.5%

Aerospace & Defense – 0.0%
187	Rheinmetall AG	$362,733

Air Freight & Logistics – 0.1%
10,858	CH Robinson Worldwide, Inc.	1,397,424
31,526	Deutsche Post AG	1,436,882
2,074	Expeditors International of Washington, Inc.	250,000
1,072	FedEx Corp.	247,707
40,544	InPost SA*	589,318

		3,921,331

Automobile Components – 0.0%
588	Aptiv PLC*	46,764
11,682	Bridgestone Corp.	527,739
2,355	Cie Generale des Etablissements Michelin SCA	85,283
6,051	Continental AG	530,583
13,122	Sumitomo Electric Industries Ltd.	367,533

		1,557,902

Automobiles – 0.1%
23,415	Rivian Automotive, Inc. Class A*	317,741
7,945	Subaru Corp.	155,852
28,673	Suzuki Motor Corp.	379,423
7,047	Tesla, Inc.*	2,352,782

		3,205,798

Banks – 0.9%
827	ABN AMRO Bank NV(a)	23,854
67,385	AIB Group PLC	547,494
78,794	Banco Bilbao Vizcaya Argentaria SA	1,433,972
52,109	Banco BPM SpA	714,889
54,802	Banco Comercial Portugues SA Class R	46,422
157,836	Banco de Sabadell SA	599,495
124,427	Banco Santander SA	1,188,283
31,353	Bank Hapoalim BM	612,757
46,597	Bank Leumi Le-Israel BM	895,457
33,533	Bank of America Corp.	1,701,464
2,463	Bank of Montreal	298,049
483	Bank of Nova Scotia	30,165
35,995	Bankinter SA	537,195
48,149	Barclays PLC	234,613
124,092	BOC Hong Kong Holdings Ltd.	563,393
51,207	BPER Banca SpA	531,890
83,485	CaixaBank SA	833,600
14,530	Canadian Imperial Bank of Commerce	1,122,429
10,136	Citigroup, Inc.	978,833
403	Commonwealth Bank of Australia	44,793
14,470	Danske Bank AS	595,559

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
24,898	DBS Group Holdings Ltd.	$980,057
33,337	DNB Bank ASA	878,369
7,445	Erste Group Bank AG	708,656
4,866	Fifth Third Bancorp	222,717
14,600	FinecoBank Banca Fineco SpA	320,497
121	First Citizens BancShares, Inc. Class A	240,053
85,345	HSBC Holdings PLC	1,092,534
14,173	Huntington Bancshares, Inc.	252,421
23,704	ING Groep NV	565,932
167,248	Intesa Sanpaolo SpA	1,052,918
59,028	Israel Discount Bank Ltd. Class A	584,769
18,160	JPMorgan Chase & Co.	5,473,787
4,898	KBC Group NV	577,343
90,406	Lloyds Banking Group PLC	96,981
1,065	M&T Bank Corp.	214,768
7,609	Mitsubishi UFJ Financial Group, Inc.	115,802
13,752	Mizrahi Tefahot Bank Ltd.	898,100
2,735	National Bank of Canada	287,490
113,138	NatWest Group PLC	780,894
44,518	Nordea Bank Abp	679,357
41,884	Oversea-Chinese Banking Corp. Ltd.	546,145
2,098	PNC Financial Services Group, Inc.	435,209
15,908	Regions Financial Corp.	435,720
8,536	Royal Bank of Canada	1,240,481
22,634	Skandinaviska Enskilda Banken AB Class A	418,560
647	Societe Generale SA	39,926
21,171	Standard Chartered PLC	396,693
53,295	Svenska Handelsbanken AB Class A	685,794
25,700	Swedbank AB Class A	723,272
17,307	Toronto-Dominion Bank	1,299,521
10,317	U.S. Bancorp	503,779
16,119	UniCredit SpA	1,246,719
16,475	United Overseas Bank Ltd.	451,195
20,761	Wells Fargo & Co.	1,706,139

		39,687,204

Beverages – 0.1%
604	Carlsberg AS Class B	73,879
6,811	Coca-Cola Co.	469,891
277	Coca-Cola Europacific Partners PLC	24,614
13,488	Coca-Cola HBC AG	682,281
881	Molson Coors Beverage Co. Class B	44,482
15,684	Monster Beverage Corp.*	978,838
3,703	PepsiCo, Inc.	550,451

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Beverages – (continued)
4,797	Suntory Beverage & Food Ltd.	$148,499

		2,972,935

Biotechnology – 0.2%
7,422	AbbVie, Inc.	1,561,589
510	Alnylam Pharmaceuticals, Inc.*	227,720
2,879	Biogen, Inc.*	380,661
3,642	BioMarin Pharmaceutical, Inc.*	212,219
1,487	Genmab AS*	371,139
17,100	Gilead Sciences, Inc.	1,931,787
20,085	Incyte Corp.*	1,699,392
1,015	Natera, Inc.*	170,774
613	Regeneron Pharmaceuticals, Inc.	355,969
2,923	United Therapeutics Corp.*	890,813
1,486	Vertex Pharmaceuticals, Inc.*	581,056

		8,383,119

Broadline Retail – 0.4%
56,017	Amazon.com, Inc.*	12,827,893
4,417	Canadian Tire Corp. Ltd. Class A	550,778
2,034	Dollarama, Inc.	277,341
12,314	eBay, Inc.	1,115,772
394	MercadoLibre, Inc.*	974,327
6,939	Next PLC	1,121,326
16,220	Pan Pacific International Holdings Corp.	585,045
8,572	Ryohin Keikaku Co. Ltd.	184,362
12,506	Wesfarmers Ltd.	749,091

		18,385,935

Building Products – 0.2%
5,157	Allegion PLC	875,659
1,418	Assa Abloy AB Class B	50,105
45	Belimo Holding AG	49,551
11,354	Builders FirstSource, Inc.*	1,574,573
1,174	Carlisle Cos., Inc.	453,035
4,592	Cie de Saint-Gobain SA	495,748
685	Daikin Industries Ltd.	85,580
130	Geberit AG	95,325
708	Johnson Controls International PLC	75,678
1,568	Lennox International, Inc.	874,724
13,659	Masco Corp.	1,002,434
2,806	Owens Corning	421,377
20,836	Rockwool AS Class B	787,461
1,528	Trane Technologies PLC	635,037

		7,476,287

Capital Markets – 0.4%
20,773	3i Group PLC	1,128,571

Shares	Description	Value

Common Stocks – (continued)

Capital Markets – (continued)
3,303	Ameriprise Financial, Inc.	$1,700,417
1,240	Amundi SA(a)	91,660
17,071	Bank of New York Mellon Corp.	1,802,698
236	Blackrock, Inc.	266,005
2,711	Blackstone, Inc.	464,665
13,600	Carlyle Group, Inc.	878,016
1,610	Cboe Global Markets, Inc.	379,880
6,755	Charles Schwab Corp.	647,399
1,238	CME Group, Inc.	329,939
264	Coinbase Global, Inc. Class A*	80,399
8,768	Deutsche Bank AG	308,074
672	Deutsche Boerse AG	197,792
497	FactSet Research Systems, Inc.	185,540
2,033	IGM Financial, Inc.	72,891
3,751	Julius Baer Group Ltd.	270,844
3,258	LPL Financial Holdings, Inc.	1,187,476
1,737	Moody’s Corp.	885,453
9,485	Morgan Stanley	1,427,303
11,634	Northern Trust Corp.	1,527,312
6,780	Raymond James Financial, Inc.	1,148,803
8,359	Robinhood Markets, Inc. Class A*	869,587
11,893	SBI Holdings, Inc.	558,802
39,368	Singapore Exchange Ltd.	508,229
11,830	State Street Corp.	1,360,095
5,825	T. Rowe Price Group, Inc.	626,886

		18,904,736

Chemicals – 0.1%
13,289	Asahi Kasei Corp.	108,446
4,284	CF Industries Holdings, Inc.	371,123
3,414	Corteva, Inc.	253,285
561	Ecolab, Inc.	155,419
41,280	ICL Group Ltd.	268,327
20,125	Mitsubishi Chemical Group Corp.	114,356
19,327	Nitto Denko Corp.	435,024
4,209	RPM International, Inc.	527,430
1,495	Sherwin-Williams Co.	546,916
10,997	Yara International ASA	400,332

		3,180,658

Commercial Services & Supplies – 0.1%
5,740	Cintas Corp.	1,205,572
17,883	Rollins, Inc.	1,011,105
52,150	Securitas AB Class B	798,059
6,628	Veralto Corp.	703,827

		3,718,563

Communications Equipment – 0.2%
4,612	Arista Networks, Inc.*	629,769

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Communications Equipment – (continued)
27,300	Cisco Systems, Inc.	$1,886,157
5,547	F5, Inc.*	1,736,987
1,259	Motorola Solutions, Inc.	594,827
108,244	Nokia OYJ	465,984
157,947	Telefonaktiebolaget LM Ericsson Class B	1,250,436

		6,564,160

Construction & Engineering – 0.1%
10,171	Eiffage SA	1,279,974
2,889	EMCOR Group, Inc.	1,791,180
354	Quanta Services, Inc.	133,798
5,326	Stantec, Inc.	578,924
6,203	Vinci SA	841,322
6,929	WSP Global, Inc.	1,411,077

		6,036,275

Construction Materials – 0.1%
797	CRH PLC	90,021
7,450	Heidelberg Materials AG	1,762,285
10,264	Holcim AG	860,314

		2,712,620

Consumer Finance – 0.1%
4,956	American Express Co.	1,641,824
373	Capital One Financial Corp.	84,753
1	Isracard Ltd.	3
6,564	SoFi Technologies, Inc.*	167,645
28,153	Synchrony Financial	2,149,200

		4,043,425

Consumer Staples Distribution & Retail – 0.6%
2,010	Aeon Co. Ltd.	24,383
76,483	Albertsons Cos., Inc. Class A	1,488,359
30,508	Carrefour SA	441,690
60,636	Coles Group Ltd.	946,589
2,719	Costco Wholesale Corp.	2,564,887
13,043	Dollar General Corp.	1,418,557
10,229	Dollar Tree, Inc.*	1,116,700
47,298	Empire Co. Ltd. Class A	1,835,990
14,322	George Weston Ltd.	922,298
18,620	Jeronimo Martins SGPS SA	460,609
50,936	Koninklijke Ahold Delhaize NV	2,041,148
31,793	Kroger Co.	2,156,837
29,684	Loblaw Cos. Ltd.	1,212,346
122,805	Marks & Spencer Group PLC	573,557
65,806	MatsukiyoCocokara & Co.	1,359,297
5,624	Metro, Inc.	403,121
47,042	Seven & i Holdings Co. Ltd.	608,868
17,965	Sysco Corp.	1,445,644
9,485	Target Corp.	910,370
19,556	Tesco PLC	111,783
37,679	Walmart, Inc.	3,654,109

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples Distribution & Retail – (continued)
9,274	Woolworths Group Ltd.	$174,573

		25,871,715

Containers & Packaging – 0.0%
154	Avery Dennison Corp.	26,434
2,012	Crown Holdings, Inc.	199,953

		226,387

Distributors – 0.0%
1,353	Genuine Parts Co.	188,513
149	Pool Corp.	46,296

		234,809

Diversified Consumer Services – 0.0%
22,927	Pearson PLC	333,400

Diversified Telecommunication Services – 0.1%
50,041	AT&T, Inc.	1,465,701
113,617	BT Group PLC	332,647
28,349	Deutsche Telekom AG	1,037,431
545,259	NTT, Inc.	576,707
3,389	Orange SA	55,238
391	Swisscom AG	282,683
6,310	Telenor ASA	105,273
239,612	Telstra Group Ltd.	766,586
25,670	Verizon Communications, Inc.	1,135,384

		5,757,650

Electric Utilities – 0.0%
753	Acciona SA	149,253
18,792	Endesa SA	572,483
32,337	Enel SpA	298,411
4,258	NRG Energy, Inc.	619,794

		1,639,941

Electrical Equipment – 0.1%
6,233	Fujikura Ltd.	528,800
1,579	GE Vernova, Inc.	967,880
12,068	Mitsubishi Electric Corp.	288,100
6,082	Prysmian SpA	530,795
387	Siemens Energy AG*	41,169
3,126	Vertiv Holdings Co. Class A	398,721

		2,755,465

Electronic Equipment, Instruments & Components – 0.1%
3,091	Amphenol Corp. Class A	336,486
939	CDW Corp.	154,710
2,524	Halma PLC	112,210
2,581	Jabil, Inc.	528,666
1,796	Keysight Technologies, Inc.*	293,520
2,564	TE Connectivity PLC	529,466
474	Teledyne Technologies, Inc.*	255,093
20,669	Yokogawa Electric Corp.	603,339

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components – (continued)
681	Zebra Technologies Corp. Class A*	$215,938

		3,029,428

Energy Equipment & Services – 0.0%
874	Baker Hughes Co.	39,679
25,731	Tenaris SA	466,135

		505,814

Entertainment – 0.2%
8,770	Electronic Arts, Inc.	1,508,001
2,996	Live Nation Entertainment, Inc.*	498,804
1,940	Netflix, Inc.*	2,344,005
9,230	ROBLOX Corp. Class A*	1,149,966
2,689	Sea Ltd. ADR*	501,606
477	Spotify Technology SA*	325,257
1,287	Take-Two Interactive Software, Inc.*	300,218
4,254	Walt Disney Co.	503,589
52,918	Warner Bros Discovery, Inc.*	615,966

		7,747,412

Financial Services – 0.4%
6,826	Apollo Global Management, Inc.	929,906
66,425	Banca Mediolanum SpA	1,343,617
7,734	Berkshire Hathaway, Inc. Class B*	3,890,047
3,064	Block, Inc.*	244,017
2,209	Corpay, Inc.*	719,405
10,439	EXOR NV	1,046,151
2,619	Fiserv, Inc.*	361,893
1,544	Jack Henry & Associates, Inc.	252,074
5,744	Mastercard, Inc. Class A	3,419,346
13,059	PayPal Holdings, Inc.*	916,611
85	Sofina SA	25,719
2,431	Toast, Inc. Class A*	109,638
10,963	Visa, Inc. Class A	3,856,564
14,271	Wise PLC Class A*	203,304

		17,318,292

Food Products – 0.1%
5,125	Ajinomoto Co., Inc.	138,986
6,829	Danone SA	569,998
14,133	Saputo, Inc.	353,801
1,179,349	WH Group Ltd.(a)	1,267,329

		2,330,114

Gas Utilities – 0.0%
11,795	Tokyo Gas Co. Ltd.	450,627

Ground Transportation* – 0.0%
8,575	Uber Technologies, Inc.	803,906

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – 0.2%
5,885	Abbott Laboratories	$780,704
3,708	Align Technology, Inc.*	526,388
1,601	BioMerieux	222,642
10,485	Boston Scientific Corp.*	1,106,167
14,037	Demant AS*	537,049
237	EssilorLuxottica SA	72,293
8,916	Fisher & Paykel Healthcare Corp. Ltd.	192,516
541	Hoya Corp.	69,858
724	IDEXX Laboratories, Inc.*	468,493
1,549	Insulet Corp.*	526,474
14,016	Koninklijke Philips NV	387,108
1,731	Medtronic PLC	160,654
26,578	Olympus Corp.	308,067
1,898	ResMed, Inc.	521,020
35,702	Smith & Nephew PLC	669,647
5,555	Solventum Corp.*	406,015
191	Sonova Holding AG	55,636
1,278	Stryker Corp.	500,222
9,933	Sysmex Corp.	124,738
904	Zimmer Biomet Holdings, Inc.	95,914

		7,731,605

Health Care Providers & Services – 0.1%
2,472	Cardinal Health, Inc.	367,784
3,759	CVS Health Corp.	274,971
1,593	DaVita, Inc.*	219,452
151	Elevance Health, Inc.	48,116
4,329	Fresenius Medical Care AG	223,154
599	HCA Healthcare, Inc.	241,972
3,230	Humana, Inc.	980,822
1,187	Labcorp Holdings, Inc.	329,974
598	McKesson Corp.	410,611
738	Molina Healthcare, Inc.*	133,453
1,891	Quest Diagnostics, Inc.	343,481
4,658	UnitedHealth Group, Inc.	1,443,374

		5,017,164

Health Care Technology – 0.0%
580	ABIOMED, Inc.*(b)	592
2,938	Pro Medicus Ltd.	570,661

		571,253

Hotels, Restaurants & Leisure – 0.3%
10,617	Accor SA	526,672
5,930	Amadeus IT Group SA	497,397
11,535	Aristocrat Leisure Ltd.	546,950
473	Booking Holdings, Inc.	2,648,351
16,938	Carnival Corp.*	540,153
4,100	Delivery Hero SE*(a)	108,769
1,837	Domino’s Pizza, Inc.	841,897
2,889	DoorDash, Inc. Class A*	708,527
45,965	Entain PLC	545,911
7,371	Expedia Group, Inc.	1,583,291

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – (continued)
1,287	Flutter Entertainment PLC*	$395,328
124,357	Lottery Corp. Ltd.	477,757
549	McDonald’s Corp.	172,133
373	Royal Caribbean Cruises Ltd.	135,481
5,217	Yum! Brands, Inc.	766,742
10,795	Zensho Holdings Co. Ltd.	681,008

		11,176,367

Household Durables – 0.0%
574	DR Horton, Inc.	97,281
108	Garmin Ltd.	26,117
96	NVR, Inc.*	779,294
6,277	Panasonic Holdings Corp.	63,538
4,074	PulteGroup, Inc.	537,849

		1,504,079

Household Products – 0.1%
3,030	Clorox Co.	358,146
9,776	Colgate-Palmolive Co.	821,868
4,134	Henkel AG & Co. KGaA	317,717
1,695	Kimberly-Clark Corp.	218,892
8,089	Procter & Gamble Co.	1,270,297
3,458	Reckitt Benckiser Group PLC	258,546

		3,245,466

Independent Power and Renewable Electricity Producers – 0.0%
2,115	Vistra Corp.	399,968

Industrial Conglomerates – 0.0%
7,003	Hitachi Ltd.	188,685
1,876	Jardine Matheson Holdings Ltd.	113,589
33,579	Sekisui Chemical Co. Ltd.	637,272
575	Siemens AG	159,393
2,556	Smiths Group PLC	81,384

		1,180,323

Insurance – 0.9%
24,222	Admiral Group PLC	1,186,958
235	Aflac, Inc.	25,112
18,938	Ageas SA	1,334,329
65,387	AIA Group Ltd.	621,461
3,556	Allianz SE	1,503,415
7,576	Allstate Corp.	1,541,337
6,907	American Financial Group, Inc.	938,385
1,951	Aon PLC Class A	716,017
8,703	Arch Capital Group Ltd.	796,586
21,068	AXA SA	981,298
3,005	Chubb Ltd.	826,585
3,524	Cincinnati Financial Corp.	541,286
44,750	Dai-ichi Life Holdings, Inc.	367,199
817	Fairfax Financial Holdings Ltd.	1,406,524
11,545	Fidelity National Financial, Inc.	691,199

Shares	Description	Value

Common Stocks – (continued)

Insurance – (continued)
18,785	Generali	$733,311
21,569	Gjensidige Forsikring ASA	599,188
11,380	Great-West Lifeco, Inc.	450,775
1,212	Hannover Rueck SE	352,865
11,926	Hartford Insurance Group, Inc.	1,577,929
684	Helvetia Holding AG	176,045
5,090	iA Financial Corp., Inc.	547,601
130,638	Insurance Australia Group Ltd.	743,189
3,149	Loews Corp.	304,823
347	Markel Group, Inc.*	679,794
4,268	Marsh & McLennan Cos., Inc.	878,397
74,358	Medibank Pvt Ltd.	247,722
10,502	MetLife, Inc.	854,443
32,918	MS&AD Insurance Group Holdings, Inc.	765,734
1,276	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	813,962
13,315	Phoenix Financial Ltd.	470,825
53,366	Poste Italiane SpA(a)	1,249,914
11,591	Power Corp. of Canada	490,614
6,687	Progressive Corp.	1,652,090
74,174	QBE Insurance Group Ltd.	1,047,985
5,471	Sampo OYJ Class A	62,779
17,136	Sompo Holdings, Inc.	547,657
6,424	Sun Life Financial, Inc.	375,238
46,547	Suncorp Group Ltd.	646,872
321	Swiss Life Holding AG	346,891
4,690	Swiss Re AG	850,035
17,851	T&D Holdings, Inc.	462,159
5,113	Talanx AG	705,030
22,200	Tokio Marine Holdings, Inc.	952,112
4,846	Travelers Cos., Inc.	1,315,738
23,428	Unipol Assicurazioni SpA	489,482
16,636	W.R. Berkley Corp.	1,192,635
1,752	Zurich Insurance Group AG	1,280,283

		37,341,808

Interactive Media & Services – 0.6%
28,380	Alphabet, Inc. Class C	6,059,981
33,195	Alphabet, Inc. Class A	7,067,548
81,571	Auto Trader Group PLC(a)	885,812
13,250	Meta Platforms, Inc. Class A	9,787,775
28,614	Pinterest, Inc. Class A*	1,048,131
1,028	REA Group Ltd.	168,354
3,230	Reddit, Inc. Class A*	727,008

		25,744,609

IT Services – 0.3%
4,312	Accenture PLC Class A	1,120,991
5,636	Akamai Technologies, Inc.*	445,977
626	Cloudflare, Inc. Class A*	130,652

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

IT Services – (continued)
16,698	Cognizant Technology Solutions Corp. Class A	$1,206,430
19,221	Fujitsu Ltd.	462,538
2,653	Gartner, Inc.*	666,407
6,621	GoDaddy, Inc. Class A*	981,961
6,420	International Business Machines Corp.	1,563,206
26,117	NEC Corp.	795,281
13,635	TIS, Inc.	453,944
10,873	Twilio, Inc. Class A*	1,148,298
8,292	VeriSign, Inc.	2,266,784
3,791	Wix.com Ltd.*	534,834

		11,777,303

Leisure Products – 0.0%
26,219	Bandai Namco Holdings, Inc.	901,464

Life Sciences Tools & Services* – 0.0%
7,088	Illumina, Inc.	708,517
471	Mettler-Toledo International, Inc.	612,790
448	Waters Corp.	135,206

		1,456,513

Machinery – 0.2%
1,501	Caterpillar, Inc.	628,979
14,784	GEA Group AG	1,076,081
6,858	Graco, Inc.	585,605
1,802	Illinois Tool Works, Inc.	476,899
9,932	Knorr-Bremse AG	1,037,522
704	Makita Corp.	23,768
7,876	Otis Worldwide Corp.	680,329
34	Parker-Hannifin Corp.	25,818
1,503	Pentair PLC	161,617
1,015	Schindler Holding AG	370,191
2,928	Snap-on, Inc.	952,303
69,571	Techtronic Industries Co. Ltd.	899,719
1,526	Westinghouse Air Brake Technologies Corp.	295,281

		7,214,112

Marine Transportation – 0.0%
884	Kuehne & Nagel International AG	180,216
251,746	SITC International Holdings Co. Ltd.	887,432

		1,067,648

Media – 0.1%
3,549	Comcast Corp. Class A	120,560
23,061	Fox Corp. Class A	1,376,742
24,951	Fox Corp. Class B	1,361,077
19,201	News Corp. Class A	564,701

		3,423,080

Shares	Description	Value

Common Stocks – (continued)

Metals & Mining – 0.1%
26,780	Fresnillo PLC	$648,774
45,448	Kinross Gold Corp.	950,094
11,960	Lundin Gold, Inc.	735,444
5,522	Newmont Corp.	410,837
3,737	Reliance, Inc.	1,104,881
676	Rio Tinto Ltd.	51,063

		3,901,093

Multi-Utilities – 0.0%
67,888	Centrica PLC	147,623

Oil, Gas & Consumable Fuels – 0.1%
11,574	Cenovus Energy, Inc.	192,486
988	Cheniere Energy, Inc.	238,918
1,531	Chevron Corp.	245,878
339	ConocoPhillips	33,551
9,189	EOG Resources, Inc.	1,146,971
13,270	Equinor ASA	327,488
12,424	Exxon Mobil Corp.	1,419,939
3,743	Imperial Oil Ltd.	339,646
3,867	Inpex Corp.	65,709
3,187	Shell PLC	117,343
23,162	Suncor Energy, Inc.	957,445
3,293	TotalEnergies SE	206,738

		5,292,112

Passenger Airlines – 0.1%
63,055	Deutsche Lufthansa AG	587,849
69,523	Japan Airlines Co. Ltd.	1,478,442
12,367	Qantas Airways Ltd.	94,759
8,647	United Airlines Holdings, Inc.*	907,935

		3,068,985

Personal Products – 0.0%
3,667	Estee Lauder Cos., Inc. Class A	336,374
177	L’Oreal SA	82,639
9,737	Shiseido Co. Ltd.	158,024

		577,037

Pharmaceuticals – 0.4%
33,114	Astellas Pharma, Inc.	363,514
4,489	AstraZeneca PLC	715,611
23,070	Bayer AG	759,016
30,031	Bristol-Myers Squibb Co.	1,416,863
3,098	Eli Lilly & Co.	2,269,533
38,517	GSK PLC	761,099
8,244	Ipsen SA	1,120,826
11,856	Johnson & Johnson	2,100,527
14,225	Merck & Co., Inc.	1,196,607
12,318	Novartis AG	1,559,115
5,551	Orion OYJ Class B	443,449
19,167	Otsuka Holdings Co. Ltd.	1,005,740
411	Recordati Industria Chimica e Farmaceutica SpA	25,411

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)

Pharmaceuticals – (continued)
5,553	Roche Holding AG	$1,832,566
4,089	Shionogi & Co. Ltd.	70,730
9,548	Takeda Pharmaceutical Co. Ltd.	287,421
429	Zoetis, Inc.	67,096

		15,995,124

Professional Services – 0.1%
4,919	Booz Allen Hamilton Holding Corp.	534,794
1,312	Broadridge Financial Solutions, Inc.	335,373
8,752	Bureau Veritas SA	264,018
5,554	Experian PLC	287,894
2,980	Leidos Holdings, Inc.	539,142
1,164	Paycom Software, Inc.	264,403
10,749	Randstad NV	508,475
18,427	Recruit Holdings Co. Ltd.	1,054,453
11,882	RELX PLC	555,004
7,377	SGS SA	752,529
1,748	SS&C Technologies Holdings, Inc.	154,978
1,712	Verisk Analytics, Inc.	459,021
1,887	Wolters Kluwer NV	237,712

		5,947,796

Real Estate Management & Development – 0.0%
1,769	FirstService Corp.	356,144
5,256	Zillow Group, Inc. Class C*	443,134

		799,278

Semiconductors & Semiconductor Equipment – 0.9%
14,864	Advantest Corp.	1,136,642
5,793	Applied Materials, Inc.	931,283
332	ASML Holding NV	246,541
18,048	Broadcom, Inc.	5,367,295
823	KLA Corp.	717,656
8,210	Lam Research Corp.	822,231
151,743	NVIDIA Corp.	26,430,596
1,479	ON Semiconductor Corp.*	73,344
8,906	QUALCOMM, Inc.	1,431,461
3,760	SCREEN Holdings Co. Ltd.	284,223
4,342	Teradyne, Inc.	513,398

		37,954,670

Software – 1.0%
3,795	Adobe, Inc.*	1,353,677
4,599	AppLovin Corp. Class A*	2,201,035
4,698	Atlassian Corp. Class A*	835,210
3,769	Autodesk, Inc.*	1,186,104
999	Cadence Design Systems, Inc.*	350,080
3,673	Check Point Software Technologies Ltd.*	709,403
290	Constellation Software, Inc.	960,861

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
722	Crowdstrike Holdings, Inc. Class A*	$305,911
22,584	Docusign, Inc.*	1,731,289
1,066	Dynatrace, Inc.*	53,940
611	Fair Isaac Corp.*	929,722
13,063	Fortinet, Inc.*	1,028,973
1,501	Gen Digital, Inc.	45,330
1,188	HubSpot, Inc.*	574,006
1,122	Intuit, Inc.	748,374
40,999	Microsoft Corp.	20,773,783
2,417	Nemetschek SE	333,906
2,313	Nice Ltd.*	326,053
14,095	Nutanix, Inc. Class A*	947,325
2,708	Oracle Corp.	612,360
14,982	Palantir Technologies, Inc. Class A*	2,347,829
656	PTC, Inc.*	140,056
44,453	Sage Group PLC	652,087
4,801	Salesforce, Inc.	1,230,256
3,134	SAP SE	853,063
882	ServiceNow, Inc.*	809,200
3,262	Trend Micro, Inc.	172,883
1,525	Workday, Inc. Class A*	352,001
2,189	Xero Ltd.*	233,419
15,475	Zoom Communications, Inc.*	1,259,975
841	Zscaler, Inc.*	232,999

		44,291,110

Specialty Retail – 0.5%
441	AutoZone, Inc.*	1,851,552
23,824	Avolta AG	1,368,323
16,466	Best Buy Co., Inc.	1,212,556
353	Burlington Stores, Inc.*	102,610
816	Carvana Co.*	303,487
1,539	Dick’s Sporting Goods, Inc.	327,499
101	Fast Retailing Co. Ltd.	31,570
33,122	H & M Hennes & Mauritz AB Class B	486,752
5,965	Home Depot, Inc.	2,426,383
808,112	JD Sports Fashion PLC	1,048,957
366,343	Kingfisher PLC	1,276,011
6,256	Lowe’s Cos., Inc.	1,614,423
16,389	O’Reilly Automotive, Inc.*	1,699,212
3,022	Ross Stores, Inc.	444,718
1,605	Sanrio Co. Ltd.	83,045
12,505	TJX Cos., Inc.	1,708,308
8,146	Tractor Supply Co.	503,097
3,119	Ulta Beauty, Inc.*	1,536,825
6,459	Williams-Sonoma, Inc.	1,215,519
38,030	Zalando SE*(a)	1,059,807
25,879	ZOZO, Inc.	240,473

		20,541,127

Technology Hardware, Storage & Peripherals – 0.5%
90,169	Apple, Inc.	20,931,832

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) August 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Technology Hardware, Storage & Peripherals – (continued)
8,084	Canon, Inc.	$236,578
836	Dell Technologies, Inc. Class C	102,117
12,096	HP, Inc.	345,220
6,340	Logitech International SA	654,654
4,676	NetApp, Inc.	527,406
6,922	Pure Storage, Inc. Class A*	537,216
1,368	Seagate Technology Holdings PLC	229,003
3,231	Western Digital Corp.	259,579

		23,823,605

Textiles, Apparel & Luxury Goods – 0.1%
2,186	adidas AG	425,299
31,049	Asics Corp.	834,647
10,332	Deckers Outdoor Corp.*	1,236,017
4,868	Lululemon Athletica, Inc.*	984,310
333	LVMH Moet Hennessy Louis Vuitton SE	196,614
7,935	NIKE, Inc. Class B	613,931
5,651	Pandora AS	781,227
9,563	Tapestry, Inc.	973,705

		6,045,750

Tobacco – 0.1%
11,983	Altria Group, Inc.	805,377
14,189	Imperial Brands PLC	599,240
7,537	Philip Morris International, Inc.	1,259,659

		2,664,276

Trading Companies & Distributors – 0.1%
4,306	Brenntag SE	266,446
29,171	Fastenal Co.	1,448,632
4,117	Ferguson Enterprises, Inc.	951,645
13,371	MonotaRO Co. Ltd.	230,390
11,169	Rexel SA	361,609
202	Watsco, Inc.	81,281
1,392	WW Grainger, Inc.	1,410,792

		4,750,795

Transportation Infrastructure(a) –0.0%
9,522	Aena SME SA	275,991

Wireless Telecommunication Services – 0.0%
3,805	T-Mobile U.S., Inc.	958,822
404,287	Vodafone Group PLC	484,102

		1,442,924

TOTAL COMMON STOCKS (Cost $330,027,089)		$497,390,699

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%

Household Products – 0.0%
Henkel AG & Co. KGaA
2,925	2.835%	$246,900
(Cost $230,472)

Units	Expiration Date	Value

Warrants*(b) – 0.0%

Constellation Software, Inc.
264	03/31/40	$—
(Cost $—)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(c) –1.5%

U.S. Treasury Bills
$5,800,000	0.000%	09/09/25	$5,795,211
5,000,000	0.000	09/18/25	4,990,541
5,400,000	0.000	10/02/25	5,381,030
3,800,000	0.000	10/16/25	3,780,715
5,000,000	0.000	10/30/25	4,966,640
5,000,000	0.000	11/13/25	4,959,241
3,000,000	0.000	11/18/25	2,974,175
5,400,000	0.000	11/20/25	5,351,961
6,100,000	0.000	11/25/25	6,042,952
5,400,000	0.000	11/28/25	5,347,210
3,100,000	0.000	12/16/25	3,063,632
4,465,400	0.000	12/23/25	4,409,608
3,800,000	0.000	12/26/25	3,751,425
4,500,000	0.000	02/26/26	4,414,753

TOTAL U.S. TREASURY OBLIGATIONS (Cost $65,215,059)			$65,229,094

Shares	Description	Value

Exchange Traded Funds – 78.5%

1,345,401	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(d)	$51,771,030
8,455,379	Goldman Sachs MarketBeta International Equity ETF(d)(e)	554,505,446
3,383,250	Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF(d)(e)	204,069,182
6,590,966	Goldman Sachs MarketBeta Russell 1000 Value Equity ETF(d)	341,144,446
12,756,859	Goldman Sachs MarketBeta U.S. Equity ETF(d)(e)	1,138,358,313
2,937,464	iShares Core MSCI EAFE ETF	251,182,547

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Exchange Traded Funds – (continued)
7,375,898	iShares Core MSCI Emerging Markets ETF	$457,969,507
2,498,093	iShares MSCI EAFE Small-Cap ETF	188,780,888
81,240	iShares U.S. Technology ETF	14,768,619
2,013,990	SPDR Portfolio S&P 500 Growth ETF	200,371,865

TOTAL EXCHANGE TRADED FUNDS (Cost $2,482,320,513)		$3,402,921,843

Shares	Dividend Rate	Value

Investment Company(d) – 5.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
255,818,382	4.154%	$255,818,382
(Cost $255,818,382)

Securities Lending Reinvestment Vehicle(d) –0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,744,170	4.154%	$1,744,170
(Cost $1,744,170)

TOTAL INVESTMENTS – 97.4% (Cost $3,135,355,685)		$4,223,351,088

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%		113,219,995

NET ASSETS – 100.0%		$4,336,571,083

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Represents an affiliated issuer.

(e)	All or a portion of security is on loan.

ADDITIONAL INVESTMENT I NFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At August 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	CHF	590,000	USD	737,438	09/17/25	$1,659
	DKK	15,020,000	USD	2,353,556	09/17/25	3,750
	EUR	21,070,000	USD	24,531,434	09/17/25	148,615
	NOK	2,650,000	USD	263,313	09/17/25	342
	NZD	30,000	USD	17,666	09/17/25	45
	USD	560,329	AUD	850,000	09/17/25	3,858
	USD	112,392,002	GBP	82,835,000	09/17/25	410,996
	USD	12,807,309	HKD	99,730,000	09/17/25	5,593
	USD	625,641	ILS	2,080,000	09/17/25	2,422
	USD	166,962,162	JPY	23,631,000,000	09/17/25	5,819,059
	USD	1,458,202	NZD	2,410,000	09/17/25	35,441

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) August 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	10,445,463	SGD	13,340,000	09/17/25	$32,274

TOTA L						$6,464,054

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CAD	65,980,000	USD	48,485,372	09/17/25	$(398,204)
	CHF	2,890,000	USD	3,678,127	09/17/25	(57,802)
	DKK	310,000	USD	49,228	09/17/25	(575)
	EUR	280,000	USD	331,513	09/17/25	(3,539)
	GBP	1,885,000	USD	2,588,831	09/17/25	(40,582)
	NZD	40,000	USD	24,447	09/17/25	(832)
	SEK	3,675,000	USD	390,419	09/17/25	(1,654)
	USD	51,599,413	AUD	79,240,000	09/17/25	(276,825)
	USD	74,859,769	CHF	60,590,000	09/17/25	(1,041,777)
	USD	17,051,297	DKK	110,520,000	09/17/25	(294,203)
	USD	262,943,178	EUR	228,620,000	09/17/25	(4,847,659)
	USD	2,635,228	GBP	1,950,000	09/17/25	(891)
	USD	1,761,388	HKD	13,740,000	09/17/25	(2,329)
	USD	4,039,528	ILS	14,040,000	09/17/25	(167,201)
	USD	6,858,179	JPY	1,006,000,000	09/17/25	(1,876)
	USD	4,745,733	NOK	47,900,000	09/17/25	(19,953)
	USD	23,524,903	SEK	223,950,000	09/17/25	(165,957)

TOTAL						$(7,321,859)

FUTURES CONTRACTS — At August 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	2,360	09/19/25	$279,636,400	$27,839,951
Euro Stoxx 50 Index	172	09/19/25	10,789,565	(20,402)
S&P 500 E-Mini Index	1,100	09/19/25	356,001,250	18,946,717
S&P Toronto Stock Exchange 60 Index	447	09/18/25	110,383,792	7,102,628

TOTAL FUTURES CONTRACTS				$53,868,894

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At August 31, 2025, the Fund had the following swap contracts:

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

CIEQDUG2 Index	0.000%	Citibank NA	07/27/26	$85,789	$(1,302,324)

(a)	Payments made monthly.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

A basket (CIEQDUG2) of Futures, Purchased Options & Common Stocks

Caption	Security Type	Shares	Value	Weight

S&P 500 E-Mini Index	Futures	(471)	$(3,045,486)	233.9
Eli Lilly & Co.	Equitites	(53)	(38,582)	3.0
Procter & Gamble Co.	Equitites	(206)	(32,354)	2.5
Costco Wholesale Corp.	Equitites	(32)	(30,529)	2.3
International Business Machines Corp.	Equitites	(103)	(25,088)	1.9
Intuitive Surgical Inc.	Equitites	(46)	(21,602)	1.7
Accenture PLC	Equitites	(75)	(19,393)	1.5
NVIDIA Corp., 10/17/25, Call	Options	(375)	(18,901)	1.5
Coca-Cola Co.	Equitites	(260)	(17,905)	1.4
NVIDIA Corp., 10/17/25, Call	Options	(375)	(15,385)	1.2
Salesforce, Inc.	Equitites	(55)	(14,158)	1.1
NVIDIA Corp., 10/17/25, Call	Options	(210)	(12,629)	1.0
Microsoft Corp., 10/17/25, Call	Options	(116)	(12,135)	0.9
NVIDIA Corp., 09/19/25, Call	Options	(255)	(11,985)	0.9
Microsoft Corp., 09/19/25, Call	Options	(117)	(10,337)	0.8
Adobe, Inc.	Equitites	(29)	(10,190)	0.8
Microsoft Corp., 10/17/25, Call	Options	(116)	(9,897)	0.8
Microsoft Corp., 09/19/25, Call	Options	(90)	(9,684)	0.7
NVIDIA Corp., 10/17/25, Call	Options	(170)	(9,419)	0.7
NVIDIA Corp., 11/21/25, Call	Options	(266)	(9,033)	0.7
Broadcom, Inc., 10/17/25, Call	Options	(108)	(8,605)	0.7
Broadcom, Inc., 09/19/25, Call	Options	(91)	(8,013)	0.6
NVIDIA Corp., 09/19/25, Call	Options	(214)	(7,779)	0.6
NVIDIA Corp., 10/17/25, Call	Options	(170)	(7,747)	0.6
Microsoft Corp., 10/17/25, Call	Options	(61)	(7,615)	0.6
Broadcom, Inc., 10/17/25, Call	Options	(76)	(7,485)	0.6
NVIDIA Corp., 10/17/25, Call	Options	(113)	(7,338)	0.6
NVIDIA Corp., 10/17/25, Call	Options	(213)	(6,705)	0.5
Microsoft Corp., 09/19/25, Call	Options	(98)	(6,696)	0.5
UnitedHealth Group, Inc.	Equitites	(18)	(5,611)	0.4
Visa, Inc.	Equitites	(15)	(5,371)	0.4
ServiceNow, Inc.	Equitites	(6)	(5,364)	0.4
NVIDIA Corp., 09/19/25, Call	Options	(125)	(5,165)	0.4
Broadcom, Inc., 10/17/25, Call	Options	(47)	(5,110)	0.4
NVIDIA Corp., 09/19/25, Call	Options	(95)	(5,040)	0.4
NVIDIA Corp., 11/21/25, Call	Options	(190)	(5,003)	0.4
NVIDIA Corp., 11/21/25, Call	Options	(95)	(4,926)	0.4
NVIDIA Corp., 02/20/26, Put	Options	(190)	(4,861)	0.4
Microsoft Corp., 10/17/25, Call	Options	(74)	(4,851)	0.4
NVIDIA Corp., 09/19/25, Call	Options	(137)	(4,833)	0.4
NVIDIA Corp., 09/19/25, Call	Options	(96)	(4,730)	0.4
NVIDIA Corp., 11/21/25, Call	Options	(119)	(4,592)	0.4
Broadcom, Inc., 09/19/25, Call	Options	(66)	(4,542)	0.3
NVIDIA Corp., 11/21/25, Call	Options	(150)	(4,504)	0.3
NVIDIA Corp., 12/19/25, Call	Options	(155)	(4,495)	0.3

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) August 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (CIEQDUG2) of Futures, Purchased Options & Common Stocks (continued)

Caption	Security Type	Shares	Value	Weight

Apple, Inc., 01/16/26, Call	Options	(174)	$ (4,089)	0.3
Intuit, Inc.	Equitites	(6)	(3,965)	0.3
NVIDIA Corp., 09/19/25, Call	Options	(67)	(3,781)	0.3
Apple, Inc., 10/17/25, Call	Options	(123)	(3,655)	0.3
Apple, Inc., 12/19/25, Call	Options	(102)	(3,414)	0.3

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At August 31, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
SPX Index	JPMorgan Securities, Inc.	$6,641.150	09/30/2025	10,142	$6,735,454,330	$207,399	$ 210,974	$(3,575)

Written option contracts
Puts
SPX Index	JPMorgan Securities, Inc.	6,072.640	09/30/2025	(10,142)	(6,158,871,488)	(210,836)	(209,663)	(1,173)

TOTAL				—	576,582,842	$(3,437)	$ 1,311	$(4,748)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	$14.124	09/17/2025	1,980,000	$1,980,000	$2	$38,670	$(38,668)
Call CHF/Put NOK	MS & Co. Int. PLC	14.516	09/17/2025	5,392,000	5,392,000	7	104,803	(104,796)
Call CHF/Put NOK	MS & Co. Int. PLC	14.537	12/17/2025	6,389,000	6,389,000	3,170	108,731	(105,561)
Call CHF/Put NOK	MS & Co. Int. PLC	13.881	03/18/2026	6,143,000	6,143,000	50,993	107,474	(56,481)
Call CHF/Put NOK	MS & Co. Int. PLC	14.209	06/17/2026	9,258,000	9,258,000	106,540	174,711	(68,171)
Call CHF/Put SEK	MS & Co. Int. PLC	13.540	09/17/2025	2,123,000	2,123,000	3	37,062	(37,059)
Call CHF/Put SEK	MS & Co. Int. PLC	13.481	09/17/2025	6,321,000	6,321,000	8	102,726	(102,718)
Call CHF/Put SEK	MS & Co. Int. PLC	13.709	12/17/2025	7,340,000	7,340,000	890	103,398	(102,508)
Call CHF/Put SEK	MS & Co. Int. PLC	12.805	03/18/2026	6,975,000	6,975,000	47,944	114,554	(66,610)
Call CHF/Put SEK	MS & Co. Int. PLC	13.248	06/17/2026	10,517,000	10,517,000	77,285	196,666	(119,381)
Call JPY/Put KRW	MS & Co. Int. PLC	10.269	09/17/2025	236,302,000	236,302,000	32	22,350	(22,318)

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call JPY/Put KRW	MS & Co. Int. PLC	$10.702	09/17/2025	615,567,000	$615,567,000	$4	$66,461	$(66,457)
Call JPY/Put KRW	MS & Co. Int. PLC	10.745	12/17/2025	701,185,000	701,185,000	6,961	68,910	(61,949)
Call JPY/Put KRW	MS & Co. Int. PLC	11.102	03/18/2026	655,617,000	655,617,000	12,965	58,270	(45,305)
Call JPY/Put KRW	MS & Co. Int. PLC	10.883	06/17/2026	807,229,000	807,229,000	41,137	82,485	(41,348)
Call USD/Put CAD	MS & Co. Int. PLC	1.449	09/17/2025	5,775,000	5,775,000	6	50,485	(50,479)
Call USD/Put CAD	MS & Co. Int. PLC	1.420	09/17/2025	19,208,000	19,208,000	269	137,702	(137,433)
Call USD/Put CAD	MS & Co. Int. PLC	1.501	12/17/2025	22,231,000	22,231,000	1,356	200,635	(199,279)
Call USD/Put CAD	MS & Co. Int. PLC	1.504	03/18/2026	19,875,000	19,875,000	7,831	163,492	(155,661)
Call USD/Put CAD	MS & Co. Int. PLC	1.425	06/17/2026	29,120,000	29,120,000	134,360	192,774	(58,414)
Call USD/Put CLP	MS & Co. Int. PLC	1,108.720	09/17/2025	2,420,000	2,420,000	5	48,603	(48,598)
Call USD/Put CLP	MS & Co. Int. PLC	1,077.560	09/17/2025	7,505,000	7,505,000	135	133,131	(132,996)
Call USD/Put CLP	MS & Co. Int. PLC	1,148.202	12/17/2025	8,012,000	8,012,000	11,978	131,717	(119,739)
Call USD/Put CLP	MS & Co. Int. PLC	1,066.790	03/18/2026	7,503,000	7,503,000	94,110	130,335	(36,225)
Call USD/Put CLP	MS & Co. Int. PLC	1,093.270	06/17/2026	9,575,000	9,575,000	142,418	165,245	(22,827)
Call USD/Put KRW	MS & Co. Int. PLC	1,494.880	09/17/2025	1,822,000	1,822,000	4	22,392	(22,388)
Call USD/Put KRW	MS & Co. Int. PLC	1,427.030	09/17/2025	5,463,000	5,463,000	3,545	63,644	(60,099)
Call USD/Put KRW	MS & Co. Int. PLC	1,572.940	12/17/2025	4,999,000	4,999,000	1,305	68,486	(67,181)
Call USD/Put KRW	MS & Co. Int. PLC	1,559.160	03/18/2026	5,674,000	5,674,000	9,742	63,322	(53,580)
Call USD/Put KRW	MS & Co. Int. PLC	1,493.850	06/17/2026	6,659,000	6,659,000	47,672	86,301	(38,629)
Call USD/Put MXN	MS & Co. Int. PLC	23.619	09/17/2025	1,169,000	1,169,000	1	23,435	(23,434)
Call USD/Put MXN	MS & Co. Int. PLC	23.724	09/17/2025	3,400,000	3,400,000	3	63,029	(63,026)
Call USD/Put MXN	MS & Co. Int. PLC	24.722	12/17/2025	3,789,000	3,789,000	455	63,977	(63,522)
Call USD/Put MXN	MS & Co. Int. PLC	24.200	03/18/2026	3,684,000	3,684,000	5,169	61,092	(55,923)
Call USD/Put MXN	MS & Co. Int. PLC	22.541	06/17/2026	5,275,000	5,275,000	39,109	79,816	(40,707)
Call USD/Put NOK	MS & Co. Int. PLC	12.224	09/17/2025	720,000	720,000	1	11,866	(11,865)
Call USD/Put NOK	MS & Co. Int. PLC	11.994	09/17/2025	2,158,000	2,158,000	2	35,359	(35,357)

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) August 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put NOK	MS & Co. Int. PLC	$12.731	12/17/2025	2,269,000	$2,269,000	$45	$ 35,623	$ (35,578)
Call USD/Put NOK	MS & Co. Int. PLC	11.867	03/18/2026	2,411,000	2,411,000	4,022	35,924	(31,902)
Call USD/Put SEK	MS & Co. Int. PLC	11.758	09/17/2025	2,149,000	2,149,000	2	35,244	(35,242)
Call USD/Put SEK	MS & Co. Int. PLC	11.218	09/17/2025	7,148,000	7,148,000	7	103,875	(103,868)
Call USD/Put SEK	MS & Co. Int. PLC	12.134	12/17/2025	7,081,000	7,081,000	21	107,341	(107,320)
Call USD/Put SEK	MS & Co. Int. PLC	11.060	03/18/2026	7,173,000	7,173,000	8,694	111,662	(102,968)
Call USD/Put SEK	MS & Co. Int. PLC	10.537	06/17/2026	6,149,000	6,149,000	37,287	92,419	(55,132)

				3,288,754,000	$3,288,754,000	$897,495	$3,906,197	$(3,008,702)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	88.320	09/17/2025	5,138,000	5,138,000	114	60,330	(60,216)
Put AUD/Call JPY	MS & Co. Int. PLC	82.360	09/17/2025	13,335,000	13,335,000	9	158,228	(158,219)
Put AUD/Call JPY	MS & Co. Int. PLC	83.680	12/17/2025	19,059,000	19,059,000	20,955	215,981	(195,026)
Put AUD/Call JPY	MS & Co. Int. PLC	82.400	03/18/2026	18,102,000	18,102,000	50,479	186,589	(136,110)
Put AUD/Call JPY	MS & Co. Int. PLC	81.740	06/17/2026	22,311,000	22,311,000	108,532	247,996	(139,464)
Put AUD/Call USD	MS & Co. Int. PLC	0.605	09/17/2025	2,404,000	2,404,000	8	23,059	(23,051)
Put AUD/Call USD	MS & Co. Int. PLC	0.620	09/17/2025	7,086,000	7,086,000	325	66,193	(65,868)
Put AUD/Call USD	MS & Co. Int. PLC	0.577	12/17/2025	7,613,000	7,613,000	2,551	67,311	(64,760)
Put AUD/Call USD	MS & Co. Int. PLC	0.585	03/18/2026	7,676,000	7,676,000	13,438	63,327	(49,889)
Put AUD/Call USD	MS & Co. Int. PLC	0.597	06/17/2026	9,287,000	9,287,000	43,195	85,603	(42,408)
Put CAD/Call JPY	MS & Co. Int. PLC	99.060	09/17/2025	3,193,000	3,193,000	26	36,997	(36,971)
Put CAD/Call JPY	MS & Co. Int. PLC	91.640	09/17/2025	8,566,000	8,566,000	6	99,885	(99,879)
Put CAD/Call JPY	MS & Co. Int. PLC	95.080	12/17/2025	9,728,000	9,728,000	9,385	110,259	(100,874)
Put CAD/Call JPY	MS & Co. Int. PLC	92.800	03/18/2026	8,981,000	8,981,000	19,108	95,305	(76,197)
Put CAD/Call JPY	MS & Co. Int. PLC	94.010	06/17/2026	11,261,000	11,261,000	57,234	124,720	(67,486)
Put NZD/Call JPY	MS & Co. Int. PLC	81.100	09/17/2025	4,312,000	4,312,000	275	46,325	(46,050)
Put NZD/Call JPY	MS & Co. Int. PLC	75.450	09/17/2025	11,734,000	11,734,000	7	131,135	(131,128)

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put NZD/Call JPY	MS & Co. Int. PLC	$76.630	12/17/2025	10,592,000	$10,592,000	$12,422	$ 108,501	$ (96,079)
Put NZD/Call JPY	MS & Co. Int. PLC	75.830	03/18/2026	9,578,000	9,578,000	28,592	89,388	(60,796)
Put NZD/Call JPY	MS & Co. Int. PLC	75.890	06/17/2026	11,647,000	11,647,000	65,867	118,092	(52,225)
Put NZD/Call USD	MS & Co. Int. PLC	0.556	09/17/2025	2,611,000	2,611,000	65	23,156	(23,091)
Put NZD/Call USD	MS & Co. Int. PLC	0.567	09/17/2025	7,586,000	7,586,000	1,271	65,287	(64,016)
Put NZD/Call USD	MS & Co. Int. PLC	0.527	12/17/2025	4,192,000	4,192,000	1,847	33,689	(31,842)
Put NZD/Call USD	MS & Co. Int. PLC	0.537	03/18/2026	4,201,000	4,201,000	9,163	31,912	(22,749)
Put NZD/Call USD	MS & Co. Int. PLC	0.554	06/17/2026	5,047,000	5,047,000	31,511	43,582	(12,071)

				225,240,000	$225,240,000	$476,385	$2,332,850	$(1,856,465)

Total purchased option contracts				3,513,994,000	$3,513,994,000	$1,373,880	$6,239,047	$(4,865,167)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	$5,575.000	09/05/2025	(68)	$(37,910,000)	$(238)	$(4,872)	$4,634
Euro Stoxx 50 Index	5,675.000	09/12/2025	(66)	(37,455,000)	(463)	(5,545)	5,082
Euro Stoxx 50 Index	5,700.000	09/19/2025	(66)	(37,620,000)	(927)	(4,126)	3,199
FTSE 100 Index	9,400.000	09/19/2025	(1)	(940,000)	(230)	(233)	3
FTSE 100 Index	9,425.000	09/19/2025	(8)	(7,540,000)	(1,460)	(1,278)	(182)
FTSE 100 Index	9,475.000	09/19/2025	(26)	(24,635,000)	(2,811)	(3,257)	446
FTSE 100 Index	9,525.000	09/19/2025	(3)	(2,857,500)	(182)	(560)	378
FTSE 100 Index	9,600.000	09/19/2025	(12)	(11,520,000)	(324)	(1,927)	1,603
FTSE 100 Index	9,600.000	10/17/2025	(4)	(3,840,000)	(892)	(832)	(60)
FTSE 100 Index	9,700.000	10/17/2025	(1)	(970,000)	(115)	(336)	221
Nikkei 225 Index	43,250.000	09/12/2025	(2)	(8,650,000)	(4,559)	(1,974)	(2,585)
Nikkei 225 Index	43,750.000	09/12/2025	(7)	(30,625,000)	(9,289)	(13,645)	4,356
Nikkei 225 Index	43,875.000	09/12/2025	(5)	(21,937,500)	(5,784)	(4,523)	(1,261)
Nikkei 225 Index	44,500.000	09/12/2025	(4)	(17,800,000)	(2,150)	(2,395)	245
Nikkei 225 Index	44,750.000	09/12/2025	(4)	(17,900,000)	(1,579)	(5,004)	3,425
Nikkei 225 Index	45,500.000	09/12/2025	(6)	(27,300,000)	(1,021)	(2,518)	1,497
Nikkei 225 Index	46,250.000	09/12/2025	(8)	(37,000,000)	(653)	(4,090)	3,437
Nikkei 225 Index	45,500.000	10/10/2025	(4)	(18,200,000)	(4,355)	(4,301)	(54)
Nikkei 225 Index	47,000.000	10/10/2025	(3)	(14,100,000)	(1,164)	(1,586)	422
S&P 500 Index	6,550.000	09/03/2025	(28)	(18,340,000)	(840)	(30,831)	29,991
S&P 500 Index	6,565.000	09/03/2025	(36)	(23,634,000)	(360)	(20,183)	19,823
S&P 500 Index	6,600.000	09/05/2025	(36)	(23,760,000)	(3,060)	(3,407)	347
S&P 500 Index	6,610.000	09/08/2025	(36)	(23,796,000)	(3,690)	(3,741)	51
S&P 500 Index	6,675.000	09/10/2025	(27)	(18,022,500)	(878)	(31,210)	30,332

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) August 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$6,650.000	09/17/2025	(27)	$(17,955,000)	$ (15,795)	$ (20,159)	$ 4,364
S&P 500 Index	6,700.000	09/24/2025	(27)	(18,090,000)	(16,335)	(26,129)	9,794

			(515)	$(502,397,500)	$ (79,154)	$ (198,662)	$119,508

Puts
Euro Stoxx 50 Index	5,100.000	09/05/2025	(135)	(68,850,000)	(2,370)	(37,565)	35,195
Euro Stoxx 50 Index	5,250.000	09/12/2025	(133)	(69,825,000)	(39,988)	(43,126)	3,138
Euro Stoxx 50 Index	5,300.000	09/19/2025	(133)	(70,490,000)	(79,665)	(41,722)	(37,943)
FTSE 100 Index	8,575.000	09/19/2025	(1)	(857,500)	(88)	(629)	541
FTSE 100 Index	8,775.000	09/19/2025	(34)	(29,835,000)	(5,055)	(22,193)	17,138
FTSE 100 Index	8,925.000	09/19/2025	(22)	(19,635,000)	(5,352)	(10,189)	4,837
FTSE 100 Index	9,000.000	09/19/2025	(19)	(17,100,000)	(6,549)	(6,303)	(246)
FTSE 100 Index	9,075.000	09/19/2025	(25)	(22,687,500)	(12,502)	(6,741)	(5,761)
FTSE 100 Index	8,875.000	10/17/2025	(8)	(7,100,000)	(4,541)	(4,420)	(121)
FTSE 100 Index	8,975.000	10/17/2025	(1)	(897,500)	(757)	(512)	(245)
Nikkei 225 Index	36,500.000	09/12/2025	(4)	(14,600,000)	(463)	(7,496)	7,033
Nikkei 225 Index	38,125.000	09/12/2025	(11)	(41,937,500)	(2,171)	(25,343)	23,172
Nikkei 225 Index	38,375.000	09/12/2025	(14)	(53,725,000)	(2,953)	(17,025)	14,072
Nikkei 225 Index	38,500.000	09/12/2025	(7)	(26,950,000)	(1,524)	(13,736)	12,212
Nikkei 225 Index	40,750.000	09/12/2025	(12)	(48,900,000)	(9,799)	(24,061)	14,262
Nikkei 225 Index	40,875.000	09/12/2025	(24)	(98,100,000)	(21,231)	(42,547)	21,316
Nikkei 225 Index	39,500.000	10/10/2025	(13)	(51,350,000)	(25,212)	(29,809)	4,597
S&P 500 Index	6,025.000	09/03/2025	(55)	(33,137,500)	(2,200)	(172,750)	170,550
S&P 500 Index	6,365.000	09/03/2025	(73)	(46,464,500)	(21,535)	(69,325)	47,790
S&P 500 Index	6,410.000	09/05/2025	(73)	(46,793,000)	(144,540)	(172,952)	28,412
S&P 500 Index	6,400.000	09/08/2025	(73)	(46,720,000)	(154,030)	(187,918)	33,888
S&P 500 Index	6,230.000	09/10/2025	(55)	(34,265,000)	(35,200)	(140,654)	105,454
S&P 500 Index	6,175.000	09/17/2025	(55)	(33,962,500)	(72,325)	(195,801)	123,476
S&P 500 Index	6,250.000	09/24/2025	(55)	(34,375,000)	(156,750)	(157,053)	303

			(1,035)	$(918,557,500)	$(806,800)	$(1,429,870)	$623,070

Total written option contracts			(1,550)	$(1,420,955,000)	$(885,954)	$(1,628,532)	$742,578

EXCHANGE TRADED OPTIONS ON FUTURES
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$95.875	09/12/2025	2,359	$ 5,897,500	$ 324,363	$ 2,783,135	$ (2,458,772)
3 Month SOFR	96.000	09/12/2025	482	1,205,000	18,075	471,068	(452,993)
3 Month SOFR	96.500	09/12/2025	1,136	2,840,000	7,100	1,589,661	(1,582,561)
3 Month SOFR	96.625	09/12/2025	921	2,302,500	5,756	1,888,445	(1,882,689)
3 Month SOFR	97.000	09/12/2025	1,234	3,085,000	7,713	1,267,713	(1,260,000)
3 Month SOFR	97.375	09/12/2025	327	817,500	2,044	70,128	(68,084)
3 Month SOFR	97.500	09/12/2025	3,092	7,730,000	19,325	3,074,948	(3,055,623)
3 Month SOFR	95.875	12/12/2025	1,950	4,875,000	1,791,562	2,763,799	(972,237)
3 Month SOFR	96.125	12/12/2025	772	1,930,000	361,875	870,291	(508,416)
3 Month SOFR	96.500	12/12/2025	1,019	2,547,500	146,481	1,614,489	(1,468,008)

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

3 Month SOFR	$97.000	12/12/2025	1,763	$4,407,500	$88,150	$ 267,905	$(179,755)
3 Month SOFR	97.250	12/12/2025	1,442	3,605,000	54,075	1,373,245	(1,319,170)
3 Month SOFR	97.500	12/12/2025	3,234	8,085,000	80,850	3,177,500	(3,096,650)
3 Month SOFR	96.000	03/13/2026	1,922	4,805,000	2,474,575	2,752,934	(278,359)
3 Month SOFR	96.250	03/13/2026	727	1,817,500	627,037	910,437	(283,400)
3 Month SOFR	96.625	03/13/2026	615	1,537,500	272,906	916,239	(643,333)
3 Month SOFR	96.750	03/13/2026	480	1,200,000	171,000	781,114	(610,114)
3 Month SOFR	97.000	03/13/2026	1,854	4,635,000	428,738	749,897	(321,159)
3 Month SOFR	97.250	03/13/2026	1,368	3,420,000	213,750	1,371,174	(1,157,424)
3 Month SOFR	97.500	03/13/2026	363	907,500	38,569	118,686	(80,117)
3 Month SOFR	96.000	06/12/2026	1,712	4,280,000	3,327,700	2,734,522	593,178
3 Month SOFR	96.250	06/12/2026	658	1,645,000	949,987	935,558	14,429
3 Month SOFR	96.500	06/12/2026	408	1,020,000	425,850	449,600	(23,750)
3 Month SOFR	96.625	06/12/2026	580	1,450,000	511,125	914,846	(403,721)
3 Month SOFR	96.750	06/12/2026	494	1,235,000	364,325	766,846	(402,521)
3 Month SOFR	97.000	06/12/2026	998	2,495,000	517,713	663,131	(145,418)
3 Month SOFR	97.125	06/12/2026	408	1,020,000	178,500	209,900	(31,400)
3 Month SOFR	97.250	06/12/2026	1,469	3,672,500	532,513	700,654	(168,141)
3 Month SOFR	96.000	09/11/2026	1,600	4,000,000	3,870,000	2,747,337	1,122,663
3 Month SOFR	96.375	09/11/2026	658	1,645,000	1,089,812	947,402	142,410
3 Month SOFR	96.500	09/11/2026	1,245	3,112,500	1,797,469	1,413,440	384,029
3 Month SOFR	96.625	09/11/2026	559	1,397,500	698,750	930,634	(231,884)
3 Month SOFR	97.000	09/11/2026	1,398	3,495,000	1,118,400	1,086,190	32,210
3 Month SOFR	97.250	09/11/2026	1,143	2,857,500	671,512	745,190	(73,678)
3 Month SOFR	96.000	12/11/2026	2,008	5,020,000	5,383,950	4,045,036	1,338,914
3 Month SOFR	96.375	12/11/2026	620	1,550,000	1,197,375	962,438	234,937
3 Month SOFR	96.500	12/11/2026	2,891	7,227,500	4,932,769	4,082,654	850,115
3 Month SOFR	96.000	03/12/2027	1,952	4,880,000	5,514,400	4,103,026	1,411,374
3 Month SOFR	96.250	03/12/2027	1,302	3,255,000	3,019,012	2,606,552	412,460
3 Month SOFR	96.500	03/12/2027	1,232	3,080,000	2,294,600	1,641,665	652,935
3 Month SOFR	96.000	06/11/2027	1,731	4,327,500	4,944,169	3,725,043	1,219,126
3 Month SOFR	96.250	06/11/2027	1,302	3,255,000	3,075,975	2,671,652	404,323
3 Month SOFR	96.500	06/11/2027	780	1,950,000	1,496,625	1,074,029	422,596
3 Month SOFR	96.250	09/10/2027	1,323	3,307,500	3,150,394	2,681,668	468,726

TOTAL			55,531	$138,827,500	$58,196,869	$71,651,821	$(13,454,952)

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued) August 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
ADR	—American Depositary Receipt
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
SpA	—Stand-by Purchase Agreement
SPDR	—Standard and Poor’s Depository Receipt

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments August 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 60.8%
U.S. Treasury Bills
$ 125,000,000	0.000%	09/02/25	$ 124,941,756
84,722,300	0.000	09/09/25	84,652,343
125,000,000	0.000	10/02/25	124,560,875
82,000,000	0.000	10/07/25	81,665,524
180,000,000	0.000	10/21/25	178,983,299
325,000,000	0.000	10/28/25	322,905,157
85,201,700	0.000	10/30/25	84,633,231
81,000,000	0.000	11/04/25	80,423,740
115,000,000	0.000	11/18/25	114,010,061
118,000,000	0.000	12/11/25	116,689,612
115,000,000	0.000	12/18/25	113,628,440

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,426,859,359)			$1,427,094,038

Shares	Dividend Rate	Value

Investment Company(b) – 32.2%

Goldman Sachs Financial Square Government Fund — Institutional Shares
756,575,800	4.154%	$756,575,800
(Cost $ 756,575,800)

TOTAL INVESTMENTS – 93.0% (Cost $2,183,435,159)		$2,183,669,838

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.0%		165,233,010

NET ASSETS – 100.0%		$2,348,902,848

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At August 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	40,200,000	USD	26,308,661	09/17/25	$9,169

	CAD	29,140,000	USD	21,233,739	09/17/25	3,911

	CHF	51,260,000	USD	64,210,758	09/17/25	3,028

	EUR	24,860,001	USD	28,535,982	09/17/25	583,431

	GBP	37,060,000	USD	49,045,510	09/17/25	1,054,280

	JPY	7,530,110,000	USD	51,340,593	09/17/25	8,283

	USD	42,481,470	CAD	57,820,000	09/17/25	341,427

	USD	43,338,960	CHF	34,160,001	09/17/25	546,473

	USD	21,625,851	EUR	18,320,001	09/17/25	166,975

	USD	42,602,679	GBP	31,390,000	09/17/25	167,914

	USD	21,369,849	NZD	35,310,000	09/17/25	524,334

TOTAL						$3,409,225

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued) August 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	24,080,001	USD	15,798,152	09/17/25	$(33,641)
	CAD	28,460,000	USD	20,938,353	09/17/25	(196,299)
	JPY	2,094,990,000	USD	14,816,001	09/17/25	(529,971)
	NZD	35,310,000	USD	21,512,141	09/17/25	(666,625)
	USD	15,594,042	AUD	24,080,000	09/17/25	(170,469)
	USD	21,856,118	CAD	30,180,000	09/17/25	(139,498)
	USD	21,181,845	CHF	17,100,000	09/17/25	(239,453)
	USD	29,814,431	EUR	25,460,000	09/17/25	(7,783)
	USD	51,860,042	GBP	38,380,000	09/17/25	(24,198)
	USD	66,535,531	NZD	112,710,000	09/17/25	(3,641)

TOTAL						$(2,011,578)

FUTURES CONTRACTS — At August 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	13,553	12/19/25	$1,524,712,500	$ 2,652,747
2 Year U.S. Treasury Notes	70	12/31/25	14,597,734	4,252
Australian 10 Year Government Bonds	454	09/15/25	33,782,454	(25,927)
Japan 10 Year Government Bond	26	09/12/25	24,334,252	(72,132)
S&P 500 E-Mini Index	4,286	09/19/25	1,387,110,325	38,430,457

Total				$40,989,397

Short position contracts:
10 Year U.K. Long Gilt	(117)	12/29/25	(14,314,577)	(14,795)
5 Year German Euro-Bund	(182)	09/08/25	(27,584,016)	(77,678)
Canada 10 Year Government Bonds	(370)	12/18/25	(32,467,106)	(232,391)

Total				$ (324,864)

TOTAL FUTURES CONTRACTS				$40,664,533

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At August 31, 2025, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
S&P 500 Index	$6,500.000	09/05/2025	21	$ 13,650,000	$ 43,995	$ 41,871	$ 2,124
S&P 500 Index	6,525.000	09/05/2025	2	1,305,000	2,360	3,882	(1,522)
S&P 500 Index	6,535.000	09/05/2025	15	9,802,500	13,500	21,835	(8,335)
S&P 500 Index	6,540.000	09/05/2025	23	15,042,000	17,940	50,393	(32,453)
S&P 500 Index	6,555.000	09/05/2025	5	3,277,500	2,400	6,155	(3,755)
S&P 500 Index	6,525.000	09/12/2025	19	12,397,500	56,430	45,129	11,301
S&P 500 Index	6,565.000	09/12/2025	13	8,534,500	20,345	23,983	(3,638)

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$6,580.000	09/12/2025	6	$ 3,948,000	$7,050	$9,546	$ (2,496)
S&P 500 Index	6,590.000	09/12/2025	3	1,977,000	2,895	4,383	(1,488)
S&P 500 Index	6,600.000	09/12/2025	2	1,320,000	1,550	4,082	(2,532)
S&P 500 Index	6,610.000	09/12/2025	30	19,830,000	18,450	69,230	(50,780)
S&P 500 Index	6,620.000	09/12/2025	2	1,324,000	980	4,342	(3,362)
S&P 500 Index	6,555.000	09/19/2025	13	8,521,500	42,055	32,473	9,582
S&P 500 Index	6,595.000	09/19/2025	17	11,211,500	32,385	31,477	908
S&P 500 Index	6,600.000	09/19/2025	8	5,280,000	14,480	15,688	(1,208)
S&P 500 Index	6,610.000	09/19/2025	29	19,169,000	45,530	50,779	(5,249)
S&P 500 Index	6,620.000	09/19/2025	1	662,000	1,350	1,731	(381)
S&P 500 Index	6,620.000	09/26/2025	28	18,536,000	64,260	65,178	(918)
S&P 500 Index	6,625.000	09/26/2025	9	5,962,500	19,125	18,679	446

			246	$ 161,750,500	$407,080	$500,836	$ (93,756)

Puts
S&P 500 Index	4,200.000	09/02/2025	360	151,200,000	900	46,925	(46,025)
S&P 500 Index	5,775.000	09/02/2025	267	154,192,500	2,002	13,617	(11,615)
S&P 500 Index	4,400.000	09/03/2025	358	157,520,000	895	55,279	(54,384)
S&P 500 Index	4,400.000	09/04/2025	358	157,520,000	895	46,824	(45,929)
S&P 500 Index	4,400.000	09/05/2025	357	157,080,000	2,677	55,259	(52,582)
S&P 500 Index	4,600.000	09/08/2025	356	163,760,000	3,560	53,447	(49,887)
S&P 500 Index	4,600.000	09/09/2025	354	162,840,000	5,310	51,696	(46,386)
S&P 500 Index	4,600.000	09/10/2025	354	162,840,000	6,195	40,521	(34,326)
S&P 500 Index	4,700.000	09/12/2025	702	329,940,000	24,570	97,222	(72,652)
S&P 500 Index	4,600.000	09/15/2025	352	161,920,000	12,320	47,191	(34,871)
S&P 500 Index	4,600.000	09/16/2025	353	162,380,000	15,885	44,990	(29,105)
S&P 500 Index	4,600.000	09/17/2025	354	162,840,000	21,240	53,080	(31,840)
S&P 500 Index	4,400.000	09/18/2025	356	156,640,000	17,800	44,081	(26,281)
S&P 500 Index	4,625.000	09/19/2025	358	165,575,000	25,955	60,019	(34,064)
S&P 500 Index	4,800.000	09/22/2025	354	169,920,000	41,595	47,128	(5,533)
S&P 500 Index	4,800.000	09/23/2025	353	169,440,000	43,243	45,771	(2,528)
S&P 500 Index	4,800.000	09/24/2025	354	169,920,000	46,905	57,294	(10,389)
S&P 500 Index	4,700.000	09/26/2025	352	165,440,000	45,760	49,632	(3,872)
S&P 500 Index	4,900.000	09/26/2025	352	172,480,000	60,720	53,460	7,260
S&P 500 Index	4,710.000	09/30/2025	358	168,618,000	54,595	59,428	(4,833)

			7,362	$ 3,422,065,500	$433,022	$1,022,864	$ (589,842)

Total purchased option contracts			7,608	$ 3,583,816,000	$840,102	$1,523,700	$ (683,598)

Written option contracts
Puts
S&P 500 Index	6,230.000	09/02/2025	(1,437)	(895,251,000)	(35,925)	(269,797)	233,872
S&P 500 Index	6,155.000	09/03/2025	(1,440)	(886,320,000)	(68,400)	(270,360)	201,960
S&P 500 Index	6,150.000	09/04/2025	(1,434)	(881,910,000)	(107,550)	(276,404)	168,854
S&P 500 Index	6,110.000	09/05/2025	(36)	(21,996,000)	(3,870)	(129,784)	125,914
S&P 500 Index	6,170.000	09/05/2025	(12)	(7,404,000)	(1,740)	(37,038)	35,298
S&P 500 Index	6,195.000	09/05/2025	(4)	(2,478,000)	(670)	(12,716)	12,046
S&P 500 Index	6,205.000	09/05/2025	(1,439)	(892,899,500)	(262,618)	(293,905)	31,287
S&P 500 Index	6,250.000	09/05/2025	(11)	(6,875,000)	(2,970)	(29,249)	26,279
S&P 500 Index	6,285.000	09/05/2025	(9)	(5,656,500)	(3,600)	(23,931)	20,331

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued) August 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$6,340.000	09/05/2025	(59)	$(37,406,000)	$(46,610)	$(109,661)	$ 63,051
S&P 500 Index	6,355.000	09/05/2025	(3)	(1,906,500)	(2,850)	(5,037)	2,187
S&P 500 Index	6,370.000	09/05/2025	(41)	(26,117,000)	(47,150)	(66,379)	19,229
S&P 500 Index	6,400.000	09/05/2025	(23)	(14,720,000)	(37,720)	(25,147)	(12,573)
S&P 500 Index	6,100.000	09/08/2025	(1,450)	(884,500,000)	(257,374)	(330,237)	72,863
S&P 500 Index	6,170.000	09/12/2025	(4)	(2,468,000)	(2,880)	(14,156)	11,276
S&P 500 Index	6,220.000	09/12/2025	(45)	(27,990,000)	(43,875)	(141,475)	97,600
S&P 500 Index	6,260.000	09/12/2025	(9)	(5,634,000)	(11,385)	(29,151)	17,766
S&P 500 Index	6,305.000	09/12/2025	(54)	(34,047,000)	(91,530)	(131,666)	40,136
S&P 500 Index	6,330.000	09/12/2025	(38)	(24,054,000)	(77,330)	(84,442)	7,112
S&P 500 Index	6,355.000	09/12/2025	(11)	(6,990,500)	(26,620)	(19,119)	(7,501)
S&P 500 Index	6,140.000	09/19/2025	(3)	(1,842,000)	(4,080)	(12,057)	7,977
S&P 500 Index	6,200.000	09/19/2025	(45)	(27,900,000)	(79,650)	(172,095)	92,445
S&P 500 Index	6,270.000	09/19/2025	(37)	(23,199,000)	(90,465)	(107,143)	16,678
S&P 500 Index	6,295.000	09/19/2025	(23)	(14,478,500)	(63,365)	(63,457)	92
S&P 500 Index	6,315.000	09/19/2025	(6)	(3,789,000)	(18,210)	(13,614)	(4,596)
S&P 500 Index	6,225.000	09/26/2025	(45)	(28,012,500)	(130,275)	(144,855)	14,580
S&P 500 Index	6,270.000	09/26/2025	(12)	(7,524,000)	(41,160)	(39,798)	(1,362)
S&P 500 Index	6,290.000	09/26/2025	(2)	(1,258,000)	(7,400)	(5,798)	(1,602)

Total written option contracts			(7,732)	$(4,774,626,000)	$(1,567,272)	$(2,858,471)	$1,291,199

TOTAL			(124)	$(1,190,810,000)	$(727,170)	$(1,334,771)	$ 607,601

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.125	09/12/2025	81	$ 202,500	$ 1,012	$ 70,021	$ (69,009)
3 Month SOFR	96.250	09/12/2025	67	167,500	418	73,831	(73,413)
3 Month SOFR	97.000	09/12/2025	72	180,000	450	74,841	(74,391)
3 Month SOFR	96.063	12/12/2025	79	197,500	44,931	62,367	(17,436)
3 Month SOFR	96.125	12/12/2025	72	180,000	33,750	64,941	(31,191)
3 Month SOFR	96.313	12/12/2025	78	195,000	20,963	68,403	(47,440)
3 Month SOFR	96.438	03/13/2026	75	187,500	46,406	63,897	(17,491)
3 Month SOFR	96.500	03/13/2026	70	175,000	38,500	68,387	(29,887)
3 Month SOFR	96.938	03/13/2026	59	147,500	15,119	63,541	(48,422)
3 Month SOFR	96.438	06/12/2026	76	190,000	85,975	58,099	27,876
3 Month SOFR	96.625	06/12/2026	813	2,032,500	716,456	1,137,814	(421,358)
3 Month SOFR	96.750	06/12/2026	78	195,000	57,525	58,653	(1,128)
3 Month SOFR	96.813	06/12/2026	75	187,500	50,625	69,522	(18,897)
3 Month SOFR	97.000	06/12/2026	1,676	4,190,000	869,425	2,377,996	(1,508,571)
3 Month SOFR	96.125	09/11/2026	802	2,005,000	1,719,287	1,032,646	686,641
3 Month SOFR	96.375	09/11/2026	1,679	4,197,500	2,780,844	2,470,706	310,138
3 Month SOFR	96.125	12/11/2026	818	2,045,000	1,978,538	1,095,678	882,860
3 Month SOFR	96.500	12/11/2026	806	2,015,000	1,375,238	1,089,680	285,558
3 Month SOFR	96.625	12/11/2026	787	1,967,500	1,180,500	1,024,643	155,857
3 Month SOFR	96.750	03/12/2027	776	1,940,000	1,134,900	1,095,371	39,529
3 Month SOFR	96.875	03/12/2027	792	1,980,000	1,024,650	1,096,423	(71,773)

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

3 Month SOFR	$97.000	03/12/2027	757	$ 1,892,500	$856,356	$ 1,165,371	$ (309,015)
3 Month SOFR	96.750	06/11/2027	794	1,985,000	1,215,813	1,023,831	191,982
3 Month SOFR	97.000	06/11/2027	810	2,025,000	972,000	980,183	(8,183)

			12,192	$30,480,000	$16,219,681	$16,386,845	$ (167,164)

Puts
3 Month SOFR	96.125	09/12/2025	81	202,500	45,563	74,578	(29,015)
3 Month SOFR	96.250	09/12/2025	67	167,500	57,788	67,969	(10,181)
3 Month SOFR	97.000	09/12/2025	72	180,000	197,100	80,241	116,859
3 Month SOFR	96.063	12/12/2025	79	197,500	12,344	61,380	(49,036)
3 Month SOFR	96.125	12/12/2025	72	180,000	14,850	75,741	(60,891)
3 Month SOFR	96.313	12/12/2025	78	195,000	37,050	67,428	(30,378)
3 Month SOFR	96.438	03/13/2026	75	187,500	37,500	63,897	(26,397)
3 Month SOFR	96.500	03/13/2026	70	175,000	41,125	71,012	(29,887)
3 Month SOFR	96.938	03/13/2026	59	147,500	80,755	67,964	12,791
3 Month SOFR	96.438	06/12/2026	76	190,000	27,075	57,149	(30,074)
3 Month SOFR	96.625	06/12/2026	813	2,032,500	457,312	1,302,686	(845,374)
3 Month SOFR	96.750	06/12/2026	78	195,000	56,550	56,703	(153)
3 Month SOFR	96.813	06/12/2026	75	187,500	61,406	69,522	(8,116)
3 Month SOFR	97.000	06/12/2026	1,676	4,190,000	1,875,025	2,492,735	(617,710)
3 Month SOFR	96.125	09/11/2026	802	2,005,000	130,325	1,226,121	(1,095,796)
3 Month SOFR	96.375	09/11/2026	1,679	4,197,500	482,713	2,539,225	(2,056,512)
3 Month SOFR	96.125	12/11/2026	818	2,045,000	184,050	1,238,828	(1,054,778)
3 Month SOFR	96.500	12/11/2026	806	2,015,000	347,588	1,200,505	(852,917)
3 Month SOFR	96.625	12/11/2026	787	1,967,500	418,094	1,184,144	(766,050)
3 Month SOFR	96.750	03/12/2027	776	1,940,000	562,600	1,078,221	(515,621)
3 Month SOFR	96.875	03/12/2027	792	1,980,000	678,150	951,952	(273,802)
3 Month SOFR	97.000	03/12/2027	757	1,892,500	757,000	1,174,834	(417,834)
3 Month SOFR	96.750	06/11/2027	794	1,985,000	660,012	954,356	(294,344)
3 Month SOFR	97.000	06/11/2027	810	2,025,000	896,063	892,588	3,475

			12,192	$30,480,000	$ 8,118,038	$17,049,779	$(8,931,741)

Total purchased option contracts			24,384	$60,960,000	$24,337,719	$33,436,624	$(9,098,905)

Written option contracts
Puts
10 Year U.S. Treasury Notes	110.750	09/03/2025	(344)	(344,000)	(344)	(4,704)	4,360
10 Year U.S. Treasury Notes	111.000	09/03/2025	(344)	(344,000)	(344)	(4,704)	4,360
10 Year U.S. Treasury Notes	111.250	09/03/2025	(688)	(688,000)	(688)	(16,059)	15,371
10 Year U.S. Treasury Notes	111.500	09/03/2025	(687)	(687,000)	(687)	(14,770)	14,083
10 Year U.S. Treasury Notes	111.000	09/05/2025	(698)	(698,000)	(10,906)	(9,545)	(1,361)
10 Year U.S. Treasury Notes	111.500	09/05/2025	(698)	(698,000)	(21,813)	(25,811)	3,998

			(3,459)	$ (3,459,000)	$ (34,782)	$ (75,593)	$ 40,811

Calls
10 Year U.S. Treasury Notes	112.750	09/03/2025	(688)	(688,000)	(53,750)	(57,783)	4,033
10 Year U.S. Treasury Notes	113.000	09/03/2025	(344)	(344,000)	(16,125)	(10,079)	(6,046)
10 Year U.S. Treasury Notes	113.250	09/03/2025	(1,031)	(1,031,000)	(16,109)	(24,816)	8,707
10 Year U.S. Treasury Notes	113.750	09/05/2025	(349)	(349,000)	(16,360)	(15,679)	(681)
10 Year U.S. Treasury Notes	114.000	09/05/2025	(343)	(343,000)	(10,719)	(10,050)	(669)

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued) August 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

10 Year U.S. Treasury Notes	$114.500	09/05/2025	(698)	$ (698,000)	$ (10,906)	$ (9,545)	$ (1,361)

			(3,453)	$ (3,453,000)	$ (123,969)	$ (127,952)	$ 3,983

Total written option contracts			(6,912)	$ (6,912,000)	$ (158,751)	$ (203,545)	$ 44,794

TOTAL			17,472	$54,048,000	$24,178,968	$33,233,079	$(9,054,111)

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
NZD	—New Zealand Dollar
USD	—U.S. Dollar

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Schedule of Investments August 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 63.9%

U.S. Treasury Bills
$23,060,400	0.000%	09/04/25	$23,055,011
30,000,000	0.000	09/23/25	29,925,701
31,100,000	0.000	10/02/25	30,990,746
30,000,000	0.000	10/16/25	29,847,750
25,000,000	0.000	10/21/25	24,858,791
30,000,000	0.000	10/28/25	29,806,630
30,057,600	0.000	11/04/25	29,843,761
25,855,700	0.000	11/18/25	25,633,130
20,489,000	0.000	11/20/25	20,306,728
7,700,000	0.000	12/02/25	7,621,841
26,000,000	0.000	12/11/25	25,711,270
24,062,900	0.000	12/16/25	23,780,607
24,225,700	0.000	02/19/26	23,784,864

TOTAL U.S. TREASURY OBLIGATIONS (Cost $325,081,390)			$325,166,830

Shares	Dividend Rate	Value

Investment Companies(b) – 31.9%

Goldman Sachs Financial Square Government Fund — Institutional Shares
5,423,143	4.154%	$5,423,143

Shares	Dividend Rate	Value

Investment Companies(b) – (continued)

Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares
156,862,941	4.108%	$156,862,941

TOTAL INVESTMENT COMPANIES (Cost $ 162,286,084)		$162,286,084

TOTAL INVESTMENTS – 95.8% (Cost $ 487,367,474)		$487,452,914

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.2%		21,169,678

NET ASSETS – 100.0%		$508,622,592

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	39	12/19/25	$4,387,500	$ (3,730)
2 Year U.S. Treasury Notes	1,603	12/31/25	334,288,116	82,483
5 Year U.S. Treasury Notes	1,593	12/31/25	174,383,719	257,672
S&P 500 E-Mini Index	8	09/19/25	2,589,100	29,301

TOTAL FUTURES CONTRACTS				$365,726

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At August 31, 2025, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$4,200.000	09/02/2025	77	$32,340,000	$193	$ 10,037	$ (9,844)
S&P 500 Index	4,400.000	09/03/2025	76	33,440,000	190	11,735	(11,545)
S&P 500 Index	4,400.000	09/04/2025	77	33,880,000	192	10,071	(9,879)
S&P 500 Index	4,400.000	09/05/2025	76	33,440,000	570	11,764	(11,194)
S&P 500 Index	4,600.000	09/08/2025	76	34,960,000	760	11,410	(10,650)

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Schedule of Investments (continued) August 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$4,600.000	09/09/2025	76	$34,960,000	$1,140	$ 11,099	$ (9,959)
S&P 500 Index	4,600.000	09/10/2025	76	34,960,000	1,330	8,699	(7,369)
S&P 500 Index	4,700.000	09/12/2025	150	70,500,000	5,250	20,775	(15,525)
S&P 500 Index	4,600.000	09/15/2025	77	35,420,000	2,695	10,323	(7,628)
S&P 500 Index	4,600.000	09/16/2025	78	35,880,000	3,510	9,941	(6,431)
S&P 500 Index	4,600.000	09/17/2025	77	35,420,000	4,620	11,546	(6,926)
S&P 500 Index	4,400.000	09/18/2025	78	34,320,000	3,900	9,658	(5,758)
S&P 500 Index	4,625.000	09/19/2025	78	36,075,000	5,655	13,077	(7,422)
S&P 500 Index	4,800.000	09/22/2025	78	37,440,000	9,165	10,384	(1,219)
S&P 500 Index	4,800.000	09/23/2025	77	36,960,000	9,432	9,984	(552)
S&P 500 Index	4,800.000	09/24/2025	77	36,960,000	10,203	12,463	(2,260)
S&P 500 Index	4,700.000	09/26/2025	77	36,190,000	10,010	10,857	(847)
S&P 500 Index	4,900.000	09/26/2025	77	37,730,000	13,283	11,695	1,588
S&P 500 Index	4,710.000	09/30/2025	77	36,267,000	11,743	12,783	(1,040)

Total purchased option contracts			1,535	$707,142,000	$93,841	$ 218,301	$(124,460)

Written option contracts
Puts
S&P 500 Index	6,230.000	09/02/2025	(314)	(195,622,000)	(7,850)	(58,954)	51,104
S&P 500 Index	6,155.000	09/03/2025	(315)	(193,882,500)	(14,962)	(59,141)	44,179
S&P 500 Index	6,150.000	09/04/2025	(314)	(193,110,000)	(23,550)	(60,523)	36,973
S&P 500 Index	6,205.000	09/05/2025	(313)	(194,216,500)	(57,123)	(60,331)	3,208
S&P 500 Index	6,100.000	09/08/2025	(313)	(190,930,000)	(55,558)	(71,286)	15,728

Total written option contracts			(1,569)	$(967,761,000)	$(159,043)	$ (310,235)	$ 151,192

TOTAL			(34)	$(260,619,000)	$(65,202)	$ (91,934)	$ 26,732

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.125	09/12/2025	16	$40,000	$200	$ 13,831	$ (13,631)
3 Month SOFR	96.250	09/12/2025	13	32,500	81	14,326	(14,245)
3 Month SOFR	96.750	09/12/2025	29	72,500	181	15,655	(15,474)
3 Month SOFR	97.000	09/12/2025	14	35,000	88	14,553	(14,465)
3 Month SOFR	96.063	12/12/2025	16	40,000	9,100	12,631	(3,531)
3 Month SOFR	96.125	12/12/2025	15	37,500	7,031	13,529	(6,498)
3 Month SOFR	96.313	12/12/2025	17	42,500	4,569	14,909	(10,340)
3 Month SOFR	96.438	03/13/2026	16	40,000	9,900	13,631	(3,731)
3 Month SOFR	96.500	03/13/2026	15	37,500	8,250	14,654	(6,404)
3 Month SOFR	96.938	03/13/2026	13	32,500	3,331	14,000	(10,669)
3 Month SOFR	96.438	06/12/2026	16	40,000	18,100	12,231	5,869
3 Month SOFR	96.750	06/12/2026	17	42,500	12,538	12,784	(246)
3 Month SOFR	96.813	06/12/2026	16	40,000	10,800	14,831	(4,031)

			213	$532,500	$84,169	$181,565	$ (97,396)

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
3 Month SOFR	$ 95.000	09/12/2025	29	$72,500	$181	$ 12,030	$ (11,849)
3 Month SOFR	96.125	09/12/2025	16	40,000	9,000	14,731	(5,731)
3 Month SOFR	96.250	09/12/2025	13	32,500	11,213	13,188	(1,975)
3 Month SOFR	97.000	09/12/2025	14	35,000	38,325	15,602	22,723
3 Month SOFR	96.063	12/12/2025	16	40,000	2,500	12,431	(9,931)
3 Month SOFR	96.125	12/12/2025	15	37,500	3,094	15,780	(12,686)
3 Month SOFR	96.313	12/12/2025	17	42,500	8,075	14,696	(6,621)
3 Month SOFR	96.438	03/13/2026	16	40,000	8,000	13,631	(5,631)
3 Month SOFR	96.500	03/13/2026	15	37,500	8,813	15,217	(6,404)
3 Month SOFR	96.938	03/13/2026	13	32,500	17,792	14,975	2,817
3 Month SOFR	96.438	06/12/2026	16	40,000	5,700	12,031	(6,331)
3 Month SOFR	96.750	06/12/2026	17	42,500	12,325	12,358	(33)
3 Month SOFR	96.813	06/12/2026	16	40,000	13,100	14,831	(1,731)

			213	$532,500	$138,118	$181,501	$ (43,383)

Total purchased option contracts			426	$1,065,000	$222,287	$363,066	$(140,779)

Written option contracts
Puts
10 Year U.S. Treasury Notes	110.750	09/03/2025	(75)	(75,000)	(75)	(1,026)	951
10 Year U.S. Treasury Notes	111.000	09/03/2025	(75)	(75,000)	(75)	(1,026)	951
10 Year U.S. Treasury Notes	111.250	09/03/2025	(150)	(150,000)	(150)	(3,501)	3,351
10 Year U.S. Treasury Notes	111.500	09/03/2025	(150)	(150,000)	(150)	(3,223)	3,073
10 Year U.S. Treasury Notes	111.000	09/05/2025	(151)	(151,000)	(2,359)	(2,065)	(294)
10 Year U.S. Treasury Notes	111.500	09/05/2025	(151)	(151,000)	(4,719)	(5,595)	876

			(752)	$(752,000)	$(7,528)	$ (16,436)	$ 8,908

Calls
10 Year U.S. Treasury Notes	112.750	09/03/2025	(150)	(150,000)	(11,719)	(12,598)	879
10 Year U.S. Treasury Notes	113.000	09/03/2025	(75)	(75,000)	(3,516)	(2,198)	(1,318)
10 Year U.S. Treasury Notes	113.250	09/03/2025	(226)	(226,000)	(3,531)	(5,446)	1,915
10 Year U.S. Treasury Notes	113.750	09/05/2025	(75)	(75,000)	(3,515)	(3,369)	(146)
10 Year U.S. Treasury Notes	114.000	09/05/2025	(75)	(75,000)	(2,344)	(2,198)	(146)
10 Year U.S. Treasury Notes	114.500	09/05/2025	(151)	(151,000)	(2,359)	(2,065)	(294)

			(752)	$(752,000)	$(26,984)	$ (27,874)	$ 890

Total written option contracts			(1,504)	$(1,504,000)	$(34,512)	$ (44,310)	$ 9,798

TOTAL			(1,078)	$(439,000)	$187,775	$318,756	$(130,981)

Abbreviation:
SOFR —Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments August 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 3.0%

British Pound – 3.0%
U.K. Gilts
GBP 104,064,815	4.375%		03/07/30	$142,271,499

(Cost $139,575,628)

Corporate Obligations(a) –0.3%

Banks(a) –0.3%
Bank of America NA
$12,740,000	4.750%		07/09/26	$12,742,596

TOTAL CORPORATE OBLIGATIONS (Cost $11,207,944)				$12,742,596

U.S. Treasury Obligations – 7.9%

U.S. Treasury Bills(b)
$32,707,600	0.000%		12/09/25	$32,349,729
17,917,800	0.000		01/22/26	17,642,732
7,207,100	0.000		01/29/26	7,090,819
18,092,300	0.000		02/26/26	17,749,562
5,428,900	0.000	(c)	06/11/26	5,270,598
15,573,900	0.000		07/09/26	15,075,910
24,624,300	0.000		08/06/26	23,772,393
U.S. Treasury Floating Rate Notes(a)
(3 mo. Treasury money market yield + 0.170%)
30,353,500	4.313	(c)	10/31/25	30,355,735
(3 mo. Treasury money market yield + 0.245%)
33,193,300	4.388	(c)	01/31/26	33,206,276
(3 mo. Treasury money market yield + 0.150%)
36,475,900	4.293		04/30/26	36,475,955
(3 mo. Treasury money market yield + 0.182%)
1,567,800	4.325		07/31/26	1,568,099
U.S. Treasury Notes
6,870,900	4.250	(c)	10/15/25	6,870,363
34,009,000	4.500	(c)	03/31/26	34,101,993
37,462,099	0.750		04/30/26	36,674,811
9,520,200	4.875		04/30/26	9,573,379
5,253,300	0.750		05/31/26	5,129,560
22,956,000	4.875		05/31/26	23,103,959
3,040,500	1.875		06/30/26	2,989,667
14,435,700	4.625	(c)	06/30/26	14,515,209
17,302,300	0.625		07/31/26	16,798,776
385,300	1.875		07/31/26	378,392
3,687,800	4.375		07/31/26	3,703,070
470,500	0.750		08/31/26	456,256

TOTAL U.S. TREASURY OBLIGATIONS (Cost $374,695,636)				$374,853,243

Shares	Description	Value

Exchange Traded Funds – 10.9%

167,620	Alerian MLP ETF(d)	$8,163,094
1,410,482	Goldman Sachs Access
	Treasury 0-1 Year ETF(e)	141,344,401

Shares	Description	Value

Exchange Traded Funds – (continued)

1,499,913	Health Care Select Sector SPDR Fund	$206,133,044
145,622	iShares 7-10 Year Treasury Bond ETF	14,001,555
189,447	iShares Core MSCI Emerging Markets ETF	11,762,764
18,032	iShares Core S&P 500 ETF	11,690,506
192,418	iShares Gold Trust	12,526,412
864,052	iShares MSCI Mexico ETF(d)	53,519,381
3,022,199	Sprott Physical Uranium Trust	55,301,170
13,372	Vanguard Real Estate ETF	1,233,433

TOTAL EXCHANGE TRADED FUNDS (Cost $509,659,674)		$515,675,760

Shares	Dividend Rate	Value

Investment Companies(e) – 19.0%

Goldman Sachs Energy Infrastructure Fund — Class R6
1,565,653	3.391%	$21,856,509
Goldman Sachs Financial Square Government Fund — Institutional Shares
868,489,518	4.154	868,489,518
Goldman Sachs MLP Energy Infrastructure Fund — Class R6
124,865	6.618	4,808,538

TOTAL INVESTMENT COMPANIES (Cost $881,311,404)		$895,154,565

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 41.1% (Cost $1,916,450,286)		$1,940,697,663

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 56.6%

Certificates of Deposit – 15.5%
Atlantic Asset Securitization LLC(a)(f) (Secured Overnight Financing Rate + 0.280%)
$30,000,000	4.660%		11/05/25	$30,006,234
Banco Santander SA
15,132,000	4.420		05/27/26	15,152,198
(Secured Overnight Financing Rate + 0.240%)
5,111,000	4.610	(a)	11/03/25	5,112,055
Bank of America NA
12,888,000	4.350		07/24/26	12,871,200
Bank of Montreal
14,700,000	4.540		12/17/25	14,706,189
(Secured Overnight Financing Rate + 0.400%)
11,311,000	4.760	(a)(g)	12/22/25	11,318,969
4,229,000	4.760	(a)(g)	02/06/26	4,230,529
7,639,000	4.780	(a)(g)	09/08/26	7,639,508
Bank of New York Mellon(a) (Secured Overnight Financing Rate + 0.250%)
7,344,000	4.620		03/26/26	7,343,805
Barclays Bank PLC(a)
20,725,000	4.700		12/31/25	20,736,102

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)

Certificates of Deposit – (continued)
$15,000,000	4.760%		05/08/26	$15,010,471
Bayerische Landesbank(a)
(Secured Overnight Financing Rate + 0.390%)
20,131,000	4.750		01/28/26	20,151,640
(Secured Overnight Financing Rate + 0.440%)
4,020,000	4.800		07/16/26	4,019,961
(Secured Overnight Financing Rate + 0.530%)
12,924,000	4.890		04/27/26	12,923,948
BNP Paribas SA
4,883,000	4.390		10/07/25	4,882,536
Chariot Funding LLC(a)(f)(g) (Secured Overnight Financing Rate + 0.470%)
30,000,000	4.840		12/15/25	30,003,190
Credit Agricole Corporate & Investment Bank SA
8,332,000	4.640		11/13/25	8,336,691
Credit Industriel et Commercial(a)
9,000,000	4.600		05/12/26	9,014,069
Deutsche Bank AG
7,500,000	4.630		11/06/25	7,501,476
15,100,000	4.440		08/03/26	15,133,205
(Secured Overnight Financing Rate + 0.400%)
10,631,000	4.783	(a)	10/21/25	10,634,138
Emory University
25,735,000	4.380		10/16/25	25,741,879
ING U.S. Funding LLC(a)(f)
(Secured Overnight Financing Rate + 0.200%)
7,149,000	4.570		09/25/25	7,149,598
(Secured Overnight Financing Rate + 0.250%)
7,351,000	4.620		12/23/25	7,352,575
Jupiter Securitization Co. LLC(a)(f)(g) (Secured Overnight Financing Rate + 0.290%)
15,000,000	4.660		02/11/26	14,999,834
Kookmin Bank
11,850,000	4.780		11/28/25	11,858,864
(Secured Overnight Financing Rate + 0.300%)
16,279,000	4.660	(a)	09/19/25	16,280,385
(Secured Overnight Financing Rate + 0.600%)
13,600,000	4.960	(a)	02/06/26	13,614,764
Korea Development Bank
16,791,000	4.310		02/10/26	16,793,851
Landesbank Hessen-Thueringen Girozentrale
5,036,000	4.540		12/16/25	5,039,806
Lloyds Bank Corporate Markets PLC
20,727,000	4.170		08/18/26	20,731,413
Macquarie Bank Ltd.(a)(f)
(Secured Overnight Financing Rate + 0.360%)
14,110,000	4.730		10/03/25	14,113,669
(Secured Overnight Financing Rate + 0.430%)
12,593,000	4.800		01/13/26	12,603,343
National Bank of Kuwait
9,000,000	4.480		12/02/25	9,002,079
13,000,000	4.420		08/19/26	13,007,237
(Secured Overnight Financing Rate + 0.590%)
14,400,000	4.950	(a)	03/26/26	14,412,901
(Secured Overnight Financing Rate + 0.630%)
18,400,000	4.990	(a)	12/12/25	18,399,790

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)

Certificates of Deposit – (continued)
Old Line Funding LLC(a)(f)(g) (Secured Overnight Financing Rate +0.310%)
$30,000,000	4.680%		11/14/25	$29,999,697
Paradelle Funding LLC(a)
(Secured Overnight Financing Rate + 0.290%)
14,870,000	4.670		11/04/25	14,873,414
(Secured Overnight Financing Rate + 0.340%)
2,000,000	4.720		07/30/26	1,999,966
(Secured Overnight Financing Rate + 0.380%)
30,000,000	4.760		01/02/26	30,016,152
Park Avenue Collateralized Notes Co. LLC(a)(f)(g)
(Secured Overnight Financing Rate + 0.400%)
13,121,000	4.780		12/02/25	13,128,337
(Secured Overnight Financing Rate + 0.450%)
15,951,000	4.830		12/10/25	15,953,615
Podium Funding Trust(a)
(Secured Overnight Financing Rate + 0.200%)
3,031,000	4.580		12/15/25	3,030,972
(Secured Overnight Financing Rate + 0.220%)
4,793,000	4.600		09/03/25	4,793,073
Ridgefield Funding Co. LLC(a)(f) (Secured Overnight Financing Rate + 0.260%)
14,250,000	4.640		02/02/26	14,249,953
Standard Chartered Bank
3,813,973	4.230		10/03/25	3,812,820
11,358,000	4.650		11/20/25	11,362,715
Swedbank AB(a) (Secured Overnight Financing Rate + 0.400%)
18,804,000	4.760		04/10/26	18,825,815
Thunder Bay Funding LLC(a)(f)(g) (Secured Overnight Financing Rate + 0.310%)
15,000,000	4.700		11/14/25	14,999,848
Toronto-Dominion Bank(a)
(Secured Overnight Financing Rate + 0.390%)
7,616,000	4.750	(g)	08/18/26	7,618,480
(Secured Overnight Financing Rate + 0.450%)
19,051,000	4.810		04/23/26	19,073,892
Versailles Commercial Paper LLC(a)(f)(g) (Secured Overnight Financing Rate + 0.180%)
919,000	4.460		10/03/25	919,078
Wells Fargo Bank NA(a) (Secured Overnight Financing Rate + 0.270%)
19,199,000	4.650		03/03/26	19,203,114
Westpac Banking Corp.(a)(f) (Secured Overnight Financing Rate + 0.400%)
20,322,000	4.780		04/10/26	20,340,619

				732,031,662

Commercial Paper – 41.1%
AbbVie, Inc.(b)(f)
27,389,000	0.000		09/16/25	27,327,170
13,813,000	0.000		11/12/25	13,683,790
10,202,000	0.000		11/14/25	10,104,053
Albion Capital Corp. SA/Albion Capital LLC(b)
8,351,000	0.000		11/17/25	8,271,387
8,087,000	0.000		11/20/25	8,007,180
16,417,000	0.000		11/21/25	16,253,126
30,171,000	0.000		12/15/25	29,780,889

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued) August 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper – (continued)
Alimentation Couche-Tard, Inc.(b)(f)
$20,498,000	0.000%		09/18/25	$20,445,779
15,022,000	0.000		10/02/25	14,957,267
American Honda Finance Corp.(b)
7,670,000	0.000		09/04/25	7,664,242
13,078,000	0.000		09/05/25	13,066,532
6,411,000	0.000		09/09/25	6,402,194
4,375,000	0.000		10/16/25	4,348,622
6,540,000	0.000		11/10/25	6,479,509
12,178,000	0.000		11/13/25	12,060,783
Antalis SA(f)
4,610,000	0.000	(b)	10/02/25	4,591,110
13,394,000	0.044		02/05/26	13,143,384
ANZ New Zealand International Ltd.(b)(f)
8,301,000	0.000		05/22/26	8,054,215
AstraZeneca PLC(b)(f)
11,024,000	0.000		10/06/25	10,972,366
8,657,000	0.000		10/24/25	8,597,326
Barclays Bank PLC(b)(f)
935,000	0.000		11/24/25	925,391
10,000,000	0.000		02/06/26	9,812,099
BASF SE(b)(f)
11,333,000	0.000		10/17/25	11,262,659
14,904,000	0.000		11/07/25	14,771,562
BAT International Finance PLC(b)(f)
9,379,000	0.000		10/21/25	9,316,896
Bay Square Funding LLC(b)(f)
14,598,000	0.000		11/07/25	14,476,323
Bayer Corp.(b)(f)
15,127,000	0.000		09/22/25	15,080,940
BofA Securities, Inc.(b)
10,000,000	0.000		11/13/25	9,908,941
7,281,000	0.000		11/25/25	7,204,587
BPCE SA(b)(f)
8,363,000	0.000		11/06/25	8,294,668
Brighthouse Financial Short Term Funding LLC(b)(f)
27,730,000	0.000		11/25/25	27,436,628
Broadcom, Inc.(b)(f)
26,272,000	0.000		10/21/25	26,097,562
Cabot Trail Funding LLC(b)(f)
9,823,000	0.000		10/28/25	9,752,602
24,500,000	0.000		11/10/25	24,287,235
CDP Financial, Inc.(b)(f)
28,147,000	0.000		11/28/25	27,845,422
Charles Schwab Corp.(b)(f)
23,775,000	0.000		11/14/25	23,558,795
Chevron Corp.(b)(f)
48,550,000	0.000		01/27/26	47,717,314
Collateralized Commercial Paper III(b)
10,000,000	0.000		02/12/26	9,808,146
30,000,000	0.000		02/17/26	29,408,006
Credit Agricole Corporate & Investment Bank SA(b)
15,000,000	0.000		09/15/25	14,969,533
Deutsche Bank AG(b)
9,000,000	0.000		09/02/25	8,995,687
6,000,000	0.000		10/02/25	5,975,657
15,000,000	0.000		12/02/25	14,832,250
12,000,000	0.000		03/13/26	11,729,936

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper – (continued)
Dow Chemical Co.(b)
$14,897,000	0.000%	09/19/25	$14,857,460
eBay, Inc.(b)(f)
27,374,000	0.000	09/09/25	27,336,262
16,904,000	0.000	10/16/25	16,802,801
16,007,000	0.000	10/23/25	15,897,197
Emerson Electric Co.(b)(f)
30,000,000	0.000	11/20/25	29,708,694
29,744,000	0.000	12/15/25	29,371,903
Enel Finance America LLC(b)(f)
15,452,000	0.000	11/07/25	15,316,996
Equitable Short Term Funding LLC(b)(f)
9,910,000	0.000	09/15/25	9,889,742
9,588,000	0.000	10/10/25	9,540,168
15,324,000	0.000	11/07/25	15,197,264
14,000,000	0.000	03/09/26	13,693,170
First Abu Dhabi Bank PJSC(b)(f)
25,075,000	0.000	02/12/26	24,590,255
General Motors Financial Co., Inc.(b)(f)
5,000,000	0.000	10/16/25	4,970,334
25,000,000	0.000	04/13/26	24,327,985
19,533,000	0.000	04/20/26	18,992,639
Gotham Funding Corp.(b)(f)
15,000,000	0.000	09/19/25	14,961,744
15,000,000	0.000	11/05/25	14,878,468
Hannover Funding Co. LLC(b)(f)
7,000,000	0.000	02/19/26	6,853,299
20,000,000	0.000	02/27/26	19,562,368
Honeywell International, Inc.(b)(f)
36,110,000	0.000	09/04/25	36,084,008
15,392,000	0.000	10/10/25	15,315,179
21,615,000	0.000	11/03/25	21,445,791
HSBC USA, Inc.(b)(f)
4,114,000	0.000	09/18/25	4,104,009
18,253,000	0.000	09/29/25	18,184,026
338,000	0.000	10/17/25	335,986
14,886,000	0.000	11/03/25	14,765,919
Intesa Sanpaolo Funding LLC(b)
16,500,000	0.000	10/03/25	16,424,791
Jackson National Life Short Term Funding LLC(b)(f)
21,599,000	0.000	02/13/26	21,178,483
Lime Funding LLC(b)(f)
6,704,000	0.000	09/12/25	6,692,617
Lloyds Bank Corporate Markets PLC(b)
4,334,000	0.000	05/26/26	4,337,238
Lloyds Bank PLC(b)(f)
1,000,000	0.000	10/03/25	995,828
LVMH Moet Hennessy Louis Vuitton SE(b)(f)
11,051,000	0.000	03/12/26	10,807,250
LVMH Moet Hennessy Louis Vuitton, Inc.(b)(f)
30,000,000	0.000	12/22/25	29,598,939
Microchip Technology, Inc.(b)(f)
15,000,000	0.000	09/26/25	14,945,400
Mizuho Bank Ltd.(b)
18,000,000	0.000	09/25/25	17,941,868
Mont Blanc Capital Corp.(b)(f)
13,900,000	0.000	09/16/25	13,869,631

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper – (continued)
Mosaic Co.(b)(f)
$18,213,000	0.000%	09/17/25	$18,169,405
National Bank of Canada(b)(f)
21,185,000	0.000	01/16/26	20,842,000
NatWest Markets PLC(b)(f)
14,000,000	0.000	11/03/25	13,890,146
Nestle Finance International Ltd.(b)(f)
25,750,000	0.000	01/09/26	25,356,313
NextEra Energy Capital Holdings, Inc.(b)(f)
5,258,000	0.000	10/06/25	5,233,065
NRW Bank(b)(f)
5,000,000	0.000	09/23/25	4,985,129
Old Line Funding LLC(b)(f)
45,000,000	0.000	02/03/26	44,181,823
Oracle Corp.(b)(f)
20,000,000	0.000	09/18/25	19,950,382
O’Reilly Automotive, Inc.(b)(f)
1,500,000	0.000	09/02/25	1,499,243
Paradelle Funding LLC(b)
11,737,000	0.000	09/24/25	11,700,061
4,583,000	0.000	04/21/26	4,460,607
25,991,000	0.000	06/09/26	25,156,668
PepsiCo, Inc.(b)(f)
50,000,000	0.000	01/26/26	49,175,000
Podium Funding Trust(b)
4,603,000	0.000	10/16/25	4,576,524
4,864,000	0.000	10/22/25	4,832,540
4,542,000	0.000	12/10/25	4,487,074
PPG Industries, Inc.(b)
2,010,000	0.000	09/08/25	2,007,482
21,966,000	0.000	09/29/25	21,881,071
Pure Grove Funding(b)(f)
17,329,000	0.000	09/12/25	17,299,577
10,010,000	0.000	10/24/25	9,942,982
29,989,000	0.000	11/24/25	29,678,668
15,519,000	0.000	01/07/26	15,280,538
Ridgefield Funding Co. LLC(b)(f)
12,312,000	0.000	10/28/25	12,223,764
25,000,000	0.000	11/12/25	24,776,562
RTX Corp.(b)(f)
9,732,000	0.000	09/16/25	9,709,908
RWE AG(b)(f)
15,430,000	0.000	09/15/25	15,395,801
15,561,000	0.000	09/18/25	15,520,313
Salisbury Receivables Co. LLC(b)(f)
6,388,000	0.000	02/03/26	6,270,753
3,091,000	0.000	02/18/26	3,029,104
Sanofi SA(b)(f)
39,435,000	0.000	11/10/25	39,097,681
15,510,000	0.000	12/29/25	15,292,534
Sheffield Receivables Co. LLC(b)(f)
16,500,000	0.000	11/07/25	16,362,629
Societe Generale SA(b)(f)
3,000,000	0.000	06/01/26	2,906,116
SSM Health Care Corp.(b)
16,441,000	0.000	10/21/25	16,337,348
29,000,000	0.000	10/23/25	28,810,299

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper – (continued)
Starbird Funding Corp.(b)(f)
$23,500,000	0.000%	02/02/26	$23,071,301
Sumitomo Mitsui Banking Corp.(b)
17,000,000	0.000	09/05/25	16,985,699
Suncor Energy, Inc.(b)(f)
12,063,000	0.000	09/18/25	12,032,686
Targa Resources Corp.(b)(f)
9,194,000	0.000	09/02/25	9,189,012
Thunder Bay Funding LLC(b)(f)
16,000,000	0.000	02/09/26	15,697,414
TotalEnergies Capital SA(b)(f)
26,775,000	0.000	09/16/25	26,716,636
10,998,000	0.000	01/20/26	10,813,498
Trinity Health Corp.(b)
11,000,000	0.000	10/09/25	10,946,724
UBS AG(b)(f)
14,582,000	0.000	12/03/25	14,415,882
Victory Receivables Corp.(b)(f)
9,000,000	0.000	09/18/25	8,978,126
VW Credit, Inc.(b)(f)
8,356,000	0.000	09/09/25	8,344,307
12,636,000	0.000	09/23/25	12,596,454
8,243,000	0.000	10/07/25	8,202,878

			1,939,765,202

TOTAL SHORT- TERM INVESTMENTS (Cost $2,671,751,498)			$2,671,796,864

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT – 97.7% (Cost $4,588,201,784)			$4,612,494,527

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(e) – 0.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
23,679,814	4.154%	$23,679,814
(Cost $23,679,814)

TOTAL INVESTMENTS – 98.2% (Cost $4,611,881,598)		$4,636,174,341

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		83,714,399

NET ASSETS – 100.0%		$4,719,888,740

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on August 31, 2025.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued) August 31, 2025

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(d)	All or a portion of security is on loan.

(e)	Represents an affiliated issuer.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At August 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BofA Securities LLC	TRY	375,400,000	USD	8,656,751	09/17/25	$ 315,479
JPMorgan Securities, Inc.	TRY	375,400,000	USD	8,659,325	09/17/25	312,905
MS & Co. Int. PLC	TRY	1,437,319,000	USD	33,115,071	09/17/25	1,237,505

TOTAL						$1,865,889

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BofA Securities LLC	USD	8,863,390	TRY	375,400,000	09/17/25	$(108,841)
JPMorgan Securities, Inc.	USD	8,862,762	TRY	375,400,000	09/17/25	(109,468)
MS & Co. Int. PLC	GBP	554,696	USD	750,928	11/14/25	(838)
	USD	146,588,947	GBP	108,680,890	11/14/25	(375,339)
	USD	49,232,735	MXN	955,500,000	09/17/25	(1,857,678)
	USD	33,932,656	TRY	1,437,319,000	09/17/25	(419,920)

TOTAL						$(2,872,084)

FUTURES CONTRACTS — At August 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	8,203	12/19/25	$922,837,500	$ 4,195,450
2 Year U.S. Treasury Notes	7,129	12/31/25	1,486,674,973	1,426,332
5 Year U.S. Treasury Notes	4,745	12/31/25	519,429,219	1,252,087
E-Mini Nasdaq 100 Index	24	09/19/25	11,261,640	434,542
E-Mini Russell 2000 Index	104	09/19/25	12,322,960	292,690
FTSE/JSE Top 40 Index	635	09/18/25	33,886,466	1,943,655
IFSC NIFTY 50 Index	1,223	09/30/25	60,056,638	(1,259,430)
MEX Bolsa Index	252	09/19/25	7,938,111	27,910
Mini-MDAX Index	1,178	09/19/25	41,799,049	(196,739)
S&P 500 E-Mini Index	72	09/19/25	23,301,900	(21,415)
TOPIX Futures	58	09/11/25	12,126,501	846,489

TOTAL FUTURES CONTRACTS				$ 8,941,571

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At August 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund		Termination Date	Notional Amount (000s)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	13.403	%(a)	01/02/30	BRL 553,127	$318,058	$—	$318,058
12M CPIBR(b)	8.565	(b)	02/18/30	COP 3,040,000	(1,962)	—	(1,962)
12M CPIBR(b)	8.598	(b)	02/18/30	73,400,000	(24,827)	—	(24,827)
12M CPIBR(b)	8.610	(b)	02/18/30	18,991,000	(4,303)	78	(4,381)
12M CPIBR(b)	8.620	(b)	02/18/30	48,290,000	(6,448)	—	(6,448)
12M CPIBR(b)	8.650	(b)	02/18/30	50,429,000	7,346	93	7,253
12M CPIBR(b)	8.663	(b)	02/18/30	47,300,000	12,612	83	12,529
12M GBP(a)	3.815	(a)	04/10/30	GBP 220,700	(395,589)	—	(395,589)
12M GBP(a)	3.815	(a)	04/14/30	260,900	(448,038)	—	(448,038)

TOTAL					$(543,151)	$254	$(543,405)

(a)	Payments made annually.
(b)	Payments made quarterly.

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

SXDR Index	ESTR+0.320%	BNP Paribas SA	02/03/26	EUR 39,789	$1,122,874
SXDR Index	ESTR+0.480	JPMorgan Securities, Inc.	02/03/26	EUR106,276	2,965,453
SXDR Index	ESTR+0.495	MS & Co. Int. PLC	02/03/26	EUR 53,736	752,483

TOTAL					$4,840,810

(a)	Payments made quarterly.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At August 31, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
7M IRS	MS & Co. Int. PLC	3.450%	01/14/2026	1,142,600,000	$1,142,600,000	$8,002,200	$6,032,928	$1,969,272

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued) August 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
7M IRS	MS & Co. Int. PLC	3.050%	01/14/2026	(1,142,600,000)	$(1,142,600,000)	$(3,556,000)	$(2,947,908)	$(608,092)

TOTAL				—	$—	$4,446,200	$3,085,020	$1,361,180

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
XLV Index	MS & Co. Int. PLC	$135.000	06/18/2026	634,382	$8,564,157,000	$6,679,441	$6,553,610	$125,831

Puts
SPX Index	UBS AG (London)	6,458.720	10/31/2025	45,402	29,323,880,544	5,620,327	5,630,189	(9,862)

Total purchased option contracts				679,784	$37,888,037,544	$12,299,768	$12,183,799	$115,969

Written option contracts
Calls
XLV Index	MS & Co. Int. PLC	146.000	06/18/2026	(1,268,764)	(18,523,954,400)	(5,862,931)	(6,489,220)	626,289

Puts
TOPX Index	JPMorgan Securities, Inc.	2,503.355	12/19/2025	(9,528,481)	(2,385,317,055,376)	(968,587)	(6,128,998)	5,160,411
SPX Index	UBS AG (London)	5,812.850	10/31/2025	(45,402)	(26,391,501,570)	(1,367,622)	(1,284,387)	(83,235)

				(9,573,883)	$(2,411,708,556,946)	$(2,336,209)	$(7,413,385)	$5,077,176

Total written option contracts				(10,842,647)	$(2,430,232,511,346)	$(8,199,140)	$(13,902,605)	$5,703,465

TOTAL				(10,162,863)	$(2,392,344,473,802)	$4,100,628	$(1,718,806)	$5,819,434

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call EUR/Put GBP	MS & Co. Int. PLC	$0.874	12/11/2025	73,960,000	$73,960,000	$838,347	$1,273,813	$(435,466)

Written option contracts
Calls
Call EUR/Put GBP	MS & Co. Int. PLC	0.905	12/11/2025	(73,960,000)	(73,960,000)	(197,971)	(401,984)	204,013

TOTAL				—	$—	$640,376	$871,829	$(231,453)

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
BRL	—Brazil Real
COP	—Colombia Peso
EUR	—Euro
GBP	—British Pound
MXN	—Mexican Peso
TRY	—Turkish Lira
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
LLC	—Limited Liability Company
MLP	—Master Limited Partnership
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
SPDR	—Standard and Poor’s Depository Receipt

Abbreviations:
7M IRS	—7 Month Interest Rate Swaptions
BofA Securities LLC	—Bank of America Securities LLC
ESTR	—Euro short-term rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate
SPX	—S&P 500 Index
TOPX	—Tokyo Stock Price Index

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Assets and Liabilities August 31, 2025

	Global Managed Beta Fund	Strategic Factor Allocation Fund(a)

Assets:

Investments in affiliated issuers, at value (cost $1,872,693,498 and $756,575,800, respectively)	$2,545,666,799	$756,575,800
Investments in unaffiliated issuers, at value (cost $1,260,918,017 and $1,426,859,359, respectively)(b)	1,675,940,119	1,427,094,038
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	1,744,170	—
Purchased options, at value (premium paid $78,101,842 and $34,960,324, respectively)	59,778,148	25,177,821
Cash	29,721,620	70,556,597
Foreign currencies, at value (cost $5,245,701 and $0, respectively)	5,232,574	1,129
Unrealized gain on forward foreign currency exchange contracts	6,464,054	3,409,225
Receivables:
Collateral on certain derivative contracts(c)	27,545,996	120,742,368
Dividends	1,467,672	2,539,926
Investments sold	622,781	330,237
Foreign tax reclaims	326,962	—
Fund shares sold	80,641	175,000
Reimbursement from investment adviser	41,351	7,632
Securities lending income	19,118	—
Other assets	20,378	28,074

Total assets	4,354,672,383	2,406,637,847

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	7,321,859	2,011,578
Variation margin on futures contracts	3,008,428	49,932,021
Unrealized loss on swap contracts	1,302,324	—
Written option contracts, at value (premium received $1,838,195 and $3,062,016, respectively)	1,096,790	1,726,023
Payables:
Payable upon return of securities loaned	1,744,170	—
Due to broker	1,500,000	—
Investments purchased	1,132,131	2,649,509
Management fees	418,081	611,479
Fund shares redeemed	205,099	295,700
Transfer Agency fees	33,261	26,953
Accrued expenses	339,157	481,736

Total liabilities	18,101,300	57,734,999

Net Assets:

Paid-in capital	3,158,633,767	2,258,446,913
Total distributable earnings	1,177,937,316	90,455,935

NET ASSETS	$4,336,571,083	$2,348,902,848
Net Assets:
Institutional	$4,336,571,083	$18,434,814
Class P	—	2,330,468,034
Total Net Assets	$4,336,571,083	$2,348,902,848
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	256,577,751	1,558,649
Class P	—	199,392,629
Net asset value, offering and redemption price per share:
Institutional	16.90	11.83
Class P	—	11.69

(a)

Statement of Assets and Liabilities for the Strategic Factor Allocation Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity—SFA, LLC. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Includes loaned securities having market value of $1,707,117 and $0, for the Global Managed Beta and Strategic Factor Allocation Funds, respectively.
(c)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards
Global Managed Beta Fund	$27,035,996	$510,000	$—
Strategic Factor Allocation Fund	119,802,368	—	940,000

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Assets and Liabilities (continued) August 31, 2025

	Strategic Volatility Premium Fund(a)	Tactical Tilt Overlay Fund(a)

Assets:

Investments in unaffiliated issuers, at value (cost $325,081,390 and $3,565,937,388, respectively)(b)	$325,166,830	$3,575,995,561
Investments in affiliated issuers, at value (cost $162,286,084 and $1,022,264,396, respectively)	162,286,084	1,036,498,966
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	23,679,814
Purchased options, at value (premium paid $581,367 and $19,490,540, respectively)	316,128	21,140,315
Cash	15,245,084	75,118,953
Foreign currencies, at value (cost $0 and $19,128,620, respectively)	—	18,583,620
Unrealized gain on swap contracts	—	4,840,810
Unrealized gain on forward foreign currency exchange contracts	—	1,865,889
Variation margin on futures contracts	492,200	—
Receivables:
Collateral on certain derivative contracts(c)	5,573,024	31,335,188
Interest and dividends	538,955	13,817,721
Investments sold	131,616	3,539,581
Fund shares sold	25,000	3,821,973
Reimbursement from investment adviser	17,168	1,061
Securities lending income	—	24,001
Other assets	24,827	37,180

Total assets	509,816,916	4,810,300,633

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	—	2,872,084
Variation margin on futures contracts	—	1,551,179
Written option contracts, at value (premium received $354,545 and $17,252,497, respectively)	193,555	11,953,111
Variation margin on swaps contracts	—	179,758
Payables:
Investments purchased	563,431	39,286,477
Management fees	59,314	1,210,123
Fund shares redeemed	54,487	2,130,636
Transfer Agency fees	5,849	54,068
Due to broker	—	7,340,000
Payable upon return of securities loaned	—	23,679,814
Accrued professional fees	254,280	139,901
Accrued expenses	63,408	14,742

Total liabilities	1,194,324	90,411,893

Net Assets:

Paid-in capital	525,021,063	4,709,011,317
Total distributable earnings (loss)	(16,398,471)	10,877,423

NET ASSETS	$508,622,592	$4,719,888,740
Net Assets:
Institutional	$263,890	$10,937,026
Class R6	—	602,185,885
Class P	508,358,702	4,106,765,829
Total Net Assets	$508,622,592	$4,719,888,740
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	27,047	1,013,452
Class R6	—	57,845,180
Class P	52,054,895	394,588,640
Net asset value, offering and redemption price per share:
Institutional	9.76	10.79
Class R6	—	10.41
Class P	9.77	10.41

(a)

Statements of Assets and Liabilities for the Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund are consolidated and includes the balances of wholly owned subsidiaries, Cayman Commodity—SVP, LLC and Cayman Commodity—TTIF, LLC., respectively. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Includes loaned securities having a market value of $0 and $23,191,630, for the Strategic Volatility Premium and Tactical Tilt Overlay Funds, respectively.
(c)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards
Strategic Volatility Premium Fund	$5,573,024	$—	$—
Tactical Tilt Overlay Fund	—	29,865,188	1,470,000

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Operations For the Fiscal Year Ended August 31, 2025

	Global Managed Beta Fund	Strategic Factor Allocation Fund(a)

Investment Income:

Dividends — affiliated issuers	$49,386,189	$35,890,064
Dividends — unaffiliated issuers (net of tax withholding of $488,939 and $0, respectively)	37,744,434	—
Interest	1,290,371	63,219,954
Securities lending income, net of rebates received or paid to borrowers — unaffiliated issuers	89,675	—

Total investment income	88,510,669	99,110,018

Expenses:

Management fees	12,700,548	17,223,346
Transfer Agency fees(b)	846,703	698,875
Custody, accounting and administrative services	506,952	381,688
Professional fees	149,684	401,901
Printing and mailing costs	39,929	34,183
Trustee fees	36,361	32,100
Registration fees	33,884	61,486
Prime broker fees	18,668	14,826
Other	84,173	49,604

Total expenses	14,416,902	18,898,009

Less — expense reductions	(3,171,149)	(1,506,370)

Net expenses	11,245,753	17,391,639

NET INVESTMENT INCOME	77,264,916	81,718,379

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investments — unaffiliated issuers	56,251,585	32,577
Investments — affiliated issuers	42,888,310	—
Purchased options	(30,748,760)	(30,001,497)
Futures contracts	18,277,889	20,379,089
Written options	12,693,988	81,495,464
Swap contracts	106,034	—
Forward foreign currency exchange contracts	(39,104,335)	(11,592,853)
Foreign currency transactions	261	(3,089,707)
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	229,178,326	—
Investments — unaffiliated issuers	163,399,042	(115,843)
Purchased options	(10,927,222)	(9,145,157)
Futures contracts	15,298,210	(19,863,765)
Written options	454,059	(753,830)
Swap contracts	(1,302,324)	—
Forward foreign currency exchange contracts	23,962,400	12,952,839
Foreign currency translation	(67,849)	2,078

Net realized and unrealized gain	480,359,614	40,299,395

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$557,624,530	$122,017,774

(a)

Statement of Operations for the Strategic Factor Allocation Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity—SFA, LLC. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Class specific Transfer Agency fees were as follows:

Fund	Institutional	Class P
Global Managed Beta Fund	$846,703	$—
Strategic Factor Allocation Fund	7,019	691,856

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Operations (continued) For the Fiscal Year Ended August 31, 2025

	Strategic Volatility Premium Fund(a)	Tactical Tilt Overlay Fund(a)

Investment Income:

Interest	$14,196,595	$139,604,843
Dividends — unaffiliated issuers	—	6,241,216
Dividends — affiliated issuers	6,532,656	54,239,004
Securities lending income, net of rebates received or paid to borrowers — unaffiliated issuers	—	442,097

Total investment income	20,729,251	200,527,160

Expenses:

Management fees	2,422,159	35,308,225
Professional fees	418,238	196,329
Custody, accounting and administrative services	320,020	469,883
Transfer Agency fees(b)	144,044	1,384,641
Registration fees	39,440	79,593
Trustee fees	28,298	36,680
Printing and mailing costs	26,032	48,050
Prime broker fees	—	7,682
Other	19,242	76,189

Total expenses	3,417,473	37,607,272

Less — expense reductions	(1,315,583)	(4,848,897)

Net expenses	2,101,890	32,758,375

NET INVESTMENT INCOME	18,627,361	167,768,785

Realized and unrealized gain (loss):
Capital gain distributions from Affiliated Underlying Funds	—	2,778,252
Net realized gain (loss) from:
Investments — unaffiliated issuers	4,931	16,790,533
Investments — affiliated issuers	—	2,617,461
Purchased options	(3,473,572)	(13,287,911)
Futures contracts	(13,552,780)	(17,907,019)
Written options	14,465,704	29,387,415
Swap contracts	—	(19,699,520)
Forward foreign currency exchange contracts	—	(4,453,303)
Foreign currency transactions	85,543	325,505
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	—	(1,143,729)
Investments — unaffiliated issuers	(86,179)	(12,016,286)
Purchased options	19,735	6,245,609
Futures contracts	1,172,596	13,665,097
Written options	(41,241)	(7,932,716)
Swap contracts	—	601,500
Forward foreign currency exchange contracts	—	980,008
Foreign currency translation	—	(371,486)

Net realized and unrealized loss	(1,405,263)	(3,420,590)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,222,098	$164,348,195

(a)

Statements of Operations for the Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund are consolidated and includes the balances of wholly owned subsidiaries, Cayman Commodity—SVP, LLC and Cayman Commodity—TTIF, LLC., respectively. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Class specific Transfer Agency fees were as follows:

Fund	Institutional	Class R6	Class P
Strategic Volatility Premium Fund	$129	$—	$143,915
Tactical Tilt Overlay Fund	5,285	178,519	1,200,837

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Changes in Net Assets

	Global Managed Beta Fund		Strategic Factor Allocation Fund(a)

	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$77,264,916	$61,826,026	$81,718,379	$96,741,518

Net realized gain	60,364,972	325,004,652	57,223,073	218,333,293

Net change in unrealized gain (loss)	419,994,642	320,000,149	(16,923,678)	41,841,677

Net increase in net assets resulting from operations	557,624,530	706,830,827	122,017,774	356,916,488

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(390,152,143)	(54,313,580)	(1,533,379)	(489,815)

Class P Shares	—	—	(243,242,744)	(72,117,761)

Total distributions to shareholders	(390,152,143)	(54,313,580)	(244,776,123)	(72,607,576)

From share transactions:

Proceeds from sales of shares	1,096,687,642	1,924,804,556	321,827,847	268,238,290

Reinvestment of distributions	390,152,143	54,313,580	244,776,123	72,607,575

Cost of shares redeemed	(1,597,082,068)	(890,367,936)	(494,202,401)	(470,425,368)

Net increase (decrease) in net assets resulting from share transactions	(110,242,283)	1,088,750,200	72,401,569	(129,579,503)

TOTAL INCREASE (DECREASE)	57,230,104	1,741,267,447	(50,356,780)	154,729,409

Net assets:

Beginning of year	4,279,340,979	2,538,073,532	2,399,259,628	2,244,530,219

End of year	$4,336,571,083	$4,279,340,979	$2,348,902,848	$2,399,259,628

(a)

Statement of Changes in Net Assets for the Strategic Factor Allocation Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity—SFA, LLC. Accordingly, all interfund balances and transactions have been eliminated.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALLOCATION FUNDS

Statements of Changes in Net Assets (continued)

	Strategic Volatility Premium Fund(a)		Tactical Tilt Overlay Fund(a)

	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$18,627,361	$19,857,155	$167,768,785	$211,088,183

Net realized gain (loss)	(2,470,174)	14,013,053	(3,448,587)	105,511,544

Net change in unrealized gain (loss)	1,064,911	(1,766,848)	27,997	(11,047,834)

Net increase in net assets resulting from operations	17,222,098	32,103,360	164,348,195	305,551,893

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(20,354)	(11,216)	(731,961)	(1,239,651)

Class R6 Shares	—	—	(30,347,909)	(30,435,080)

Class P Shares	(28,664,871)	(18,407,711)	(208,905,823)	(216,862,467)

Total distributions to shareholders	(28,685,225)	(18,418,927)	(239,985,693)	(248,537,198)

From share transactions:

Proceeds from sales of shares	131,016,101	68,268,293	788,818,972	711,849,057

Reinvestment of distributions	28,685,225	18,418,927	239,985,693	248,537,197

Cost of shares redeemed	(84,228,114)	(99,725,686)	(934,694,155)	(1,006,395,976)

Net increase (decrease) in net assets resulting from share transactions	75,473,212	(13,038,466)	94,110,510	(46,009,722)

TOTAL INCREASE	64,010,085	645,967	18,473,012	11,004,973

Net assets:

Beginning of year	444,612,507	443,966,540	4,701,415,728	4,690,410,755

End of year	$508,622,592	$444,612,507	$4,719,888,740	$4,701,415,728

(a)

Statements of Changes in Net Assets for the Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund are consolidated and includes the balances of wholly owned subsidiaries, Cayman Commodity—SVP, LLC and Cayman Commodity — TTIF, LLC., respectively. Accordingly, all interfund balances and transactions have been eliminated.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Year

	Global Managed Beta Fund

	Institutional Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$16.34	$13.62	$12.86	$16.71	$13.26

Net investment income(a)	0.29	0.27	0.25	0.28	0.21

Net realized and unrealized gain (loss)	1.82	2.70	1.23	(2.69)	3.89

Total from investment operations	2.11	2.97	1.48	(2.41)	4.10

Distributions to shareholders from net investment income	(0.25)	(0.25)	(0.72)	(0.33)	(0.18)

Distributions to shareholders from net realized gains	(1.30)	—	—	(1.11)	(0.47)

Total distributions	(1.55)	(0.25)	(0.72)	(1.44)	(0.65)

Net asset value, end of year	$16.90	$16.34	$13.62	$12.86	$16.71

Total return(b)	13.84%	22.05%	12.24%	(15.81)%	31.87%

Net assets, end of year (in 000s)	$4,336,571	$4,279,341	$2,538,074	$1,662,524	$2,262,595

Ratio of net expenses to average net assets(c)	0.27%	0.27%	0.30%	0.30%	0.20%

Ratio of total expenses to average net assets(c)	0.34%	0.34%	0.36%	0.36%	0.35%

Ratio of net investment income to average net assets	1.83%	1.83%	1.91%	1.94%	1.40%

Portfolio turnover rate(d)	31%	56%	23%	26%	29%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Expense ratios exclude the expenses of the Affiliated Underlying Funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Strategic Factor Allocation Fund

	Institutional Shares

	Year Ended August 31,

	2025		2024		2023		2022		2021

Per Share Data

Net asset value, beginning of year	$12.46		$11.00		$10.50		$12.76		$11.98

Net investment income (loss)(a)	0.40		0.49		0.31		(0.01)		(0.08)

Net realized and unrealized gain (loss)	0.21		1.34		0.39		(0.67)		1.77

Total from investment operations	0.61		1.83		0.70		(0.68)		1.69

Distributions to shareholders from net investment income	(0.42)		(0.37)		(0.18)		—		—

Distributions to shareholders from net realized gains	(0.82)		—		(0.02)		(1.58)		(0.91)

Total distributions	(1.24)		(0.37)		(0.20)		(1.58)		(0.91)

Net asset value, end of year	$11.83		$12.46		$11.00		$10.50		$12.76

Total return(b)	5.37%		17.16%		6.88%		(6.47)%		15.01%

Net assets, end of year (in 000s)	$18,435		$14,387		$14,710		$12,455		$3,960

Ratio of net expenses to average net assets	0.76%		0.71%		0.70%		0.69%		0.69%

Ratio of total expenses to average net assets	0.82%		0.81%		0.81%		0.81%		0.82%

Ratio of net investment income (loss) to average net assets	3.49%		4.26%		2.94%		(0.10)%		(0.67)%

Portfolio turnover rate(c)	—	%(d)	—	%(d)	—	%(d)	—	%(d)	—	%(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(d)	There were either no long-term purchases or no long term sales for the years ended August 31, 2025, August 31, 2024, August 31, 2023, August 31, 2022 and August 31, 2021, respectively.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Strategic Factor Allocation Fund

	Class P Shares

	Year Ended August 31,

	2025		2024		2023		2022		2021

Per Share Data

Net asset value, beginning of year	$12.30		$10.86		$10.38		$12.62		$11.86

Net investment income (loss)(a)	0.40		0.49		0.31		(0.04)		(0.08)

Net realized and unrealized gain (loss)	0.23		1.32		0.37		(0.62)		1.75

Total from investment operations	0.63		1.81		0.68		(0.66)		1.67

Distributions to shareholders from net investment income	(0.42)		(0.37)		(0.18)		—		—

Distributions to shareholders from net realized gains	(0.82)		—		(0.02)		(1.58)		(0.91)

Total distributions	(1.24)		(0.37)		(0.20)		(1.58)		(0.91)

Net asset value, end of year	$11.69		$12.30		$10.86		$10.38		$12.62

Total return(b)	5.63%		17.10%		6.97%		(6.47)%		15.09%

Net assets, end of year (in 000s)	$2,330,468		$2,384,873		$2,229,820		$2,095,895		$2,347,839

Ratio of net expenses to average net assets	0.75%		0.70%		0.69%		0.67%		0.68%

Ratio of total expenses to average net assets	0.81%		0.80%		0.80%		0.80%		0.81%

Ratio of net investment income (loss) to average net assets	3.52%		4.28%		2.95%		(0.31)%		(0.66)%

Portfolio turnover rate(c)	—	%(d)	—	%(d)	—	%(d)	—	%(d)	—	%(d)

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(d)	There were either no long-term purchases or no long term sales for the years ended August 31, 2025, August 31, 2024, August 31, 2023, August 31, 2022 and August 31, 2021, respectively.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Strategic Volatility Premium Fund

	Institutional Shares

	Year Ended August 31,								Period Ended August 31, 2021(a)
	2025		2024		2023		2022

Per Share Data

Net asset value, beginning of period	$10.02		$9.70		$9.66		$10.10		$10.00

Net investment income (loss)(b)	0.38		0.44		0.31		—	(c)	(0.02)

Net realized and unrealized gain (loss)	(0.05)		0.29		(0.20)		(0.40)		0.12

Total from investment operations	0.33		0.73		0.11		(0.40)		0.10

Distributions to shareholders from net investment income	(0.59)		(0.41)		(0.07)		—		—

Distributions to shareholders from net realized gains	—		—		—		(0.04)		—

Total distributions	(0.59)		(0.41)		(0.07)		(0.04)		—

Net asset value, end of period	$9.76		$10.02		$9.70		$9.66		$10.10

Total return(d)	3.70%		7.53%		1.38%		(4.09)%		1.00%

Net assets, end of period (in 000s)	$264		$327		$327		$306		$350

Ratio of net expenses to average net assets	0.45%		0.42%		0.39%		0.38%		0.38	%(e)

Ratio of total expenses to average net assets	0.71%		0.65%		0.60%		0.62%		0.91	%(e)

Ratio of net investment income (loss) to average net assets	3.90%		4.57%		3.25%		(0.02)%		(0.36	)%(e)

Portfolio turnover rate(f)	—	%(g)	—	%(g)	—	%(g)	—	%(g)	—	%(g)

(a)	Commenced operations on March 29, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	There were either no long-term purchases or no long term sales for the years ended August 31, 2025, August 31, 2024, August 31, 2023, August 31, 2022 and period ended August 31, 2021, respectively.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Strategic Volatility Premium Fund

	Class P Shares

	Year Ended August 31,								Period Ended August 31, 2021(a)
	2025		2024		2023		2022

Per Share Data

Net asset value, beginning of period	$10.02		$9.71		$9.66		$10.10		$10.00

Net investment income (loss)(b)	0.38		0.45		0.31		—	(c)	(0.01)

Net realized and unrealized gain (loss)	(0.04)		0.27		(0.19)		(0.40)		0.11

Total from investment operations	0.34		0.72		0.12		(0.40)		0.10

Distributions to shareholders from net investment income	(0.59)		(0.41)		(0.07)		—		—

Distributions to shareholders from net realized gains	—		—		—		(0.04)		—

Total distributions	(0.59)		(0.41)		(0.07)		(0.04)		—

Net asset value, end of period	$9.77		$10.02		$9.71		$9.66		$10.10

Total return(d)	3.71%		7.65%		1.39%		(4.09)%		1.00%

Net assets, end of period (in 000s)	$508,359		$444,286		$443,639		$511,763		$422,570

Ratio of net expenses to average net assets	0.44%		0.41%		0.38%		0.37%		0.37	%(e)

Ratio of total expenses to average net assets	0.71%		0.64%		0.59%		0.60%		0.79	%(e)

Ratio of net investment income (loss) to average net assets	3.88%		4.58%		3.23%		0.05%		(0.35	)%(e)

Portfolio turnover rate(f)	—	%(g)	—	%(g)	—	%(g)	—	%(g)	—	%(g)

(a)	Commenced operations on March 29, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than ($0.005) per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	There were either no long-term purchases or no long term sales for the years ended August 31, 2025, August 31, 2024, August 31, 2023, August 31, 2022 and period ended August 31, 2021, respectively.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Tactical Tilt Overlay Fund

	Institutional Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.96	$10.81	$10.51	$10.66	$10.20

Net investment income (loss)(a)	0.39	0.49	0.39	0.05	(0.02)

Net realized and unrealized gain (loss)	(0.02)	0.23	— (b)	0.01	0.95

Total from investment operations	0.37	0.72	0.39	0.06	0.93

Distributions to shareholders from net investment income	(0.54)	(0.57)	(0.09)	(0.21)	(0.47)

Net asset value, end of year	$10.79	$10.96	$10.81	$10.51	$10.66

Total return(c)	3.61%	6.81%	3.82%	0.49%	9.43%

Net assets, end of year (in 000s)	$10,937	$15,795	$26,750	$21,588	$6,105

Ratio of net expenses to average net assets(d)	0.72%	0.73%	0.71%	0.68%	0.69%

Ratio of total expenses to average net assets(d)	0.77%	0.77%	0.77%	0.77%	0.78%

Ratio of net investment income (loss) to average net assets	3.65%	4.52%	3.69%	0.47%	(0.15)%

Portfolio turnover rate(e)	143%	41%	150%	61%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Affiliated Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Tactical Tilt Overlay Fund

	Class R6 Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.59	$10.46	$10.17	$10.33	$9.91

Net investment income (loss)(a)	0.38	0.47	0.38	0.02	(0.01)

Net realized and unrealized gain (loss)	(0.02)	0.23	— (b)	0.03	0.92

Total from investment operations	0.36	0.70	0.38	0.05	0.91

Distributions to shareholders from net investment income	(0.54)	(0.57)	(0.09)	(0.21)	(0.49)

Net asset value, end of year	$10.41	$10.59	$10.46	$10.17	$10.33

Total return(c)	3.67%	6.86%	3.74%	0.49%	9.48%

Net assets, end of year (in 000s)	$602,186	$620,690	$583,578	$573,866	$1,054,147

Ratio of net expenses to average net assets(d)	0.71%	0.72%	0.70%	0.67%	0.69%

Ratio of total expenses to average net assets(d)	0.76%	0.76%	0.76%	0.76%	0.77%

Ratio of net investment income (loss) to average net assets	3.64%	4.51%	3.68%	0.23%	(0.09)%

Portfolio turnover rate(e)	143%	41%	150%	61%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Affiliated Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Tactical Tilt Overlay Fund

	Class P Shares

	Year Ended August 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.59	$10.46	$10.17	$10.33	$9.91

Net investment income (loss)(a)	0.37	0.47	0.38	0.04	(0.01)

Net realized and unrealized gain (loss)	(0.01)	0.23	— (b)	0.01	0.92

Total from investment operations	0.36	0.70	0.38	0.05	0.91

Distributions to shareholders from net investment income	(0.54)	(0.57)	(0.09)	(0.21)	(0.49)

Net asset value, end of year	$10.41	$10.59	$10.46	$10.17	$10.33

Total return(c)	3.67%	6.86%	3.75%	0.49%	9.47%

Net assets, end of year (in 000s)	$4,106,766	$4,064,931	$4,080,082	$3,951,830	$3,037,227

Ratio of net expenses to average net assets(d)	0.71%	0.72%	0.70%	0.67%	0.69%

Ratio of total expenses to average net assets(d)	0.76%	0.76%	0.76%	0.76%	0.77%

Ratio of net investment income (loss) to average net assets	3.64%	4.51%	3.67%	0.37%	(0.08)%

Portfolio turnover rate(e)	143%	41%	150%	61%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Affiliated Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements August 31, 2025

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Global Managed Beta Fund	Institutional	Diversified

Goldman Sachs Strategic Factor Allocation Fund	Institutional and P	Diversified

Goldman Sachs Strategic Volatility Premium Fund	Institutional and P	Diversified

Goldman Sachs Tactical Tilt Overlay Fund	Institutional, R6 and P	Diversified

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to each of the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Basis of Consolidation for Strategic Factor Allocation Fund, Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund — Cayman Commodity-SFA, LLC., Cayman Commodity-SVP, LLC., and Cayman Commodity-TTIF, LLC., (each a “Subsidiary” and collectively, the “Subsidiaries”), Cayman Islands exempted companies, are currently wholly-owned subsidiaries of the Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds, respectively. The Subsidiaries act as investment vehicles for the Funds to enable the Funds to gain exposure to certain types of commodity-linked derivative instruments. The Funds are the sole shareholders of the Subsidiaries, and it is intended that each Fund will remain the sole shareholder and will continue to control its respective Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.

As of August 31, 2025, the Fund and Subsidiary net assets were as follows:

Fund	Fund Net Assets	Subsidiary Net Assets	% Represented by Subsidiary’s Net Assets

Goldman Sachs Strategic Factor Allocation Fund	$2,348,902,848	$ 5,350,525	0.2%

Goldman Sachs Strategic Volatility Premium Fund	509,048,951	5,348,836	1.1

Goldman Sachs Tactical Tilt Overlay Fund	4,719,888,740	622,356,184	13.2

B.  Investment Valuation — Each Fund’s valuation policy is to value investments at fair value.

C.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is

50

GOLDMAN SACHS ALLOCATION FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. For the Global Managed Beta and Tactical Tilt Overlay Funds, these reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statement of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from a Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. A Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statement of Assets and Liabilities and Consolidated Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

D. Class Allocations and Expenses for Tactical Tilt Overlay Fund, Strategic Factor Allocation Fund and Strategic Volatility Premium Fund — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Transfer Agency fees.

E. Expenses for Global Managed Beta Fund — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

F. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Investment Income Dividends	Capital Gains Distributions

Fund	Declared/Paid	Declared/Paid

Global Managed Beta Fund	Annually	Annually

Strategic Factor Allocation Fund	Annually	Annually

Strategic Volatility Premium Fund	Quarterly	Annually

Tactical Tilt Overlay Fund	Annually	Annually

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Tactical Tilt Overlay Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

51

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) August 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities and Consolidated Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

G. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations and Consolidated Statements of Operations within net change in unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

H. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the

52

GOLDMAN SACHS ALLOCATION FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

53

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) August 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities and Consolidated Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule and Consolidated Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change

54

GOLDMAN SACHS ALLOCATION FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of August 31, 2025:

GLOBAL MANAGED BETA FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$2,633,275	$34,001,253	$—

Australia and Oceania	192,516	7,510,363	—

Europe	2,689,646	80,799,550	—

North America	360,805,570	7,383,275	592

South America	974,327	400,332	—

Fixed Income

U.S. Treasury Obligations	65,229,094	—	—

Securities Lending Reinvestment Vehicle	1,744,170	—	—

Preferred Stocks	—	246,900	—

Exchange Traded Funds	3,402,921,843	—	—

Investment Company	255,818,382	—	—

Total	$4,093,008,823	$130,341,673	$592

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$6,464,054	$—

Futures Contracts(b)	53,889,296	—	—

Purchased Option Contracts	58,196,869	1,581,279	—

Total	$112,086,165	$8,045,333	$—

55

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) August 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

GLOBAL MANAGED BETA FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(7,321,859)	$—

Futures Contracts(b)	(20,402)	—	—

Total Return Swap Contracts(b)	—	(1,302,324)	—

Written Option Contracts	(885,954)	(210,836)	—

Total	$(906,356)	$(8,835,019)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

STRATEGIC FACTOR ALLOCATION FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$1,427,094,038	$—	$—

Investment Company	756,575,800	—	—

Total	$2,183,669,838	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$3,409,225	$—

Futures Contracts(a)	41,087,456	—	—

Purchased Option Contracts	25,177,821	—	—

Total	$66,265,277	$3,409,225	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(2,011,578)	$—

Futures Contracts(a)	(422,923)	—	—

Written Option Contracts	(1,726,023)	—	—

Total	$(2,148,946)	$(2,011,578)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

56

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

STRATEGIC VOLATILITY PREMIUM FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$325,166,830	$—	$—

Investment Companies	162,286,084	—	—

Total	$487,452,914	$—	$—

Derivative Type

Assets

Futures Contracts(a)	$369,456	$—	$—

Purchased Option Contracts	316,128	—	—

Total	$685,584	$—	$—

Liabilities

Futures Contracts(a)	$(3,730)	$—	$—

Written Option Contracts	(193,555)	—	—

Total	$(197,285)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

TACTICAL TILT OVERLAY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$374,853,243	$—	$—

Sovereign Debt Obligations	142,271,499	—	—

Corporate Obligations	—	12,742,596	—

Securities Lending Reinvestment Vehicle	23,679,814	—	—

Exchange Traded Funds	515,675,760	—	—

Investment Companies	895,154,565	—	—

Short-term Investments	—	2,671,796,864	—

Total	$1,951,634,881	$2,684,539,460	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,865,889	$—

Futures Contracts(a)	10,419,155	—	—

Interest Rate Swap Contracts(a)	—	337,840	—

Total Return Swap Contracts(a)	—	4,840,810	—

Purchased Option Contracts	—	21,140,315	—

Total	$10,419,155	$28,184,854	$—

57

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) August 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TACTICAL TILT OVERLAY FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(2,872,084)	$—

Futures Contracts(a)	(1,477,584)	—	—

Interest Rate Swap Contracts(a)	—	(881,245)	—

Written Option Contracts	—	(11,953,111)	—

Total	$(1,477,584)	$(15,706,440)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule and Consolidated Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of August 31, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Global Managed Beta Fund

Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	$7,837,934		Payable for unrealized loss on forward foreign currency exchange contracts	$(7,321,859)

Equity	Variation margin on futures contracts; Purchased options, at value	54,096,695	(a)	Variation margin on futures contracts; Payable for unrealized loss on swap contracts; Written options, at value	(2,419,516	)(a)(b)

Interest rate	Purchased options, at value	58,196,869		—	—

Total		$120,131,498			$(9,741,375)

Strategic Factor Allocation Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$3,409,225		Payable for unrealized loss on forward foreign currency exchange contracts	$(2,011,578)

Equity	Variation margin on futures contracts; Purchased options, at value	39,270,559	(a)	Written options, at value	(1,567,272)

Interest rate	Variation margin on futures contracts; Purchased options, at value	26,994,718	(a)	Variation margin on futures contracts; Written options, at value	(581,674	)(a)

Total		$69,674,502			$(4,160,524)

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GOLDMAN SACHS ALLOCATION FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Strategic Volatility Premium Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Equity	Variation margin on futures contracts; Purchased options, at value	$123,142	(a)	Written options, at value	$(159,043)

Interest rate	Variation margin on futures contracts; Purchased options, at value	562,442	(a)	Variation margin on futures contracts; Written options, at value	(38,242	)(a)

Total		$685,584			$(197,285)

Tactical Tilt Overlay Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency contracts; Purchased options, at value	$2,704,236		Payable for unrealized loss on forward foreign currency contracts; Written options, at value	$(3,070,055)

Equity	Variation margin on futures contracts; Receivable for unrealized gain on swap contracts; Purchased options, at value	20,685,864	(a)	Variation margin on futures contracts; Written options, at value	(9,676,724	)(a)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	15,213,909	(a)	Variation margin on swap contracts; Written options, at value	(4,437,245)

Total		$38,604,009			$(17,184,024)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedule and Consolidated Schedules of Investments. Only current day’s variation margin is reported within the Statement and Consolidated Statements of Assets and Liabilities.

(b)

Aggregate of amounts include $1,196,290 for Global Managed Beta Fund, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, their failure to pay on their obligations or failure to pledge collateral. Such amount does not include incremental charges directly associated with the close-out of the agreements. It also does not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended August 31, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These

59

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) August 31, 2025

4. INVESTMENTS IN DERIVATIVES (continued)

gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement and Consolidated Statements of Operations:

Global Managed Beta Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts and purchased options/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, and purchased options	$(44,158,416)	$22,001,868

Equity	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options and written options	33,426,083	14,446,370

Interest rate	Net realized gain (loss) from purchased options/Net change in unrealized gain (loss) on purchased options	(28,042,851)	(8,963,115)

Total		$(38,775,184)	$27,485,123

Strategic Factor Allocation Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$(11,592,853)	$12,952,839

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	129,626,768	(30,167,090)

Interest rate	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	(57,753,712)	404,338

Total		$60,280,203	$(16,809,913)

Strategic Volatility Premium Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	$2,129,569	$18,491

Interest rate	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	(4,690,217)	1,132,599

Total		$(2,560,648)	$1,151,090

60

GOLDMAN SACHS ALLOCATION FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Tactical Tilt Overlay Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency contracts; purchased options and written options/Net change in unrealized gain (loss) on forward foreign currency contracts; purchased options and written options	$(764,550)	$1,693,726

Equity	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options and written options	13,250,249	1,858,930

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options and written options	(38,446,037)	10,006,842

Total		$(25,960,338)	$13,559,498

For the fiscal year ended August 31, 2025, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions

Global Managed Beta Fund	4,552	$861,359,022	$85,788,532	589,774,899	$—	82,372	$—

Strategic Factor Allocation Fund	17,385	593,722,711	—	67,972,634	—	8,970,450	—

Strategic Volatility Premium Fund	3,317	—	—	1,298,950	—	1,561,400	—

Tactical Tilt Overlay Fund	20,851	328,792,952	659,662,651	132,234,826	479,309,361	95,539,223	697,814,584

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the fiscal year ended August 31, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages each Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

61

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) August 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended August 31, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $2 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate*^

Global Managed Beta Fund	0.30%	0.30%	0.30%	0.30%	0.30%	0.22%

Strategic Factor Allocation Fund	0.75	0.68	0.64	0.62	0.74	0.69(a)

Strategic Volatility Premium Fund	0.50	0.45	0.43	0.42	0.50	0.35(a)

Tactical Tilt Overlay Fund	0.75	0.68	0.64	0.62	0.71	0.68(a)

*

GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to any management fee it earns as an investment adviser to any of the affiliated funds in which the Fund invests through at least December 29, 2025. Prior to such date GSAM may not terminate the arrangement without the approval of the Trustees.

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
(a)	Reflects combined management fees paid to GSAM under the Agreement and the Subsidiary Agreements as defined below after waivers.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”). The Strategic Volatility Premium Fund invests in Institutional Shares of the Goldman Sachs Financial Square Treasury Instruments Fund. The Global Managed Beta Fund invests in each of the Goldman Sachs ActiveBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF, Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF, Goldman Sachs MarketBeta Russell 1000 Value Equity ETF and the Goldman Sachs MarketBeta US Equity ETF, and the Tactical Tilt Overlay Fund invests in Goldman Sachs Energy Infrastructure Fund and Goldman Sachs MLP Energy Infrastructure Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the fiscal year ended August 31, 2025, GSAM waived $3,171,149, $1,285,424, $269,740 and $2,204,830 of the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds’ management fees, respectively.

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.40% as an annual percentage rate of the Strategic Volatility Premium Fund’s average daily net assets. This arrangement will remain in effect at least through December 29, 2025. For the fiscal year ended August 31, 2025, GSAM waived $480,038 of the Strategic Volatility Premium Fund’s management fee. GSAM also provides management services to the Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds’ Subsidiaries pursuant to Subsidiary Management Agreements (each, a “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of each Subsidiary’s management fee, and for as long as each Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds’ management fee in an amount equal to the management fee accrued and paid to GSAM by each Subsidiary under each Subsidiary Agreement. For the fiscal year ended August 31, 2025, GSAM waived $21,970, $21,967 and $2,552,978 of the Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Fund’s management fees, respectively.

B. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates of 0.04% of the average daily net assets of Institutional Shares for the Tactical Tilt Overlay Fund, Strategic Factor Allocation Fund

62

GOLDMAN SACHS ALLOCATION FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

and Strategic Volatility Premium Fund, 0.02% of the average daily net assets of Institutional Shares for the Global Managed Beta Fund, 0.03% of the average daily net assets of Class R6 Shares for the Tactical Tilt Overlay Fund and 0.03% of the average daily net assets of Class P Shares for the Strategic Factor Allocation Fund, Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund.

C. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Funds. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds are 0.204%, 0.164%, 0.064% and 0.164%, respectively. These Other Expense limitations will remain in place through at least December 29, 2025 and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended August 31, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Global Managed Beta Fund	$3,171,149	$ —	$3,171,149

Strategic Factor Allocation Fund	1,307,394	198,976	1,506,370

Strategic Volatility Premium Fund	771,745	543,838	1,315,583

Tactical Tilt Overlay Fund	4,757,808	91,089	4,848,897

D. Line of Credit Facility — As of August 31, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended August 31, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

E.  Other Transactions with Affiliates — For the fiscal year ended August 31, 2025, Goldman Sachs earned $1,099 and $233,555 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Global Managed Beta and Tactical Tilt Overlay Funds, respectively.

63

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) August 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The tables below show the transactions in and earnings from investments in the Underlying Funds for the fiscal year ended August 31, 2025:

Goldman Sachs Global Managed Beta Fund

Underlying Fund	Market Value as of 8/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change In Unrealized Gain/(Loss)	Market Value as of August 31, 2025	Shares as of August 31, 2025	Dividend Income

Goldman Sachs ActiveBeta Emerging Markets Equity ETF	$47,673,045	$26,147,098	$(30,519,577)	$892,283	$7,578,181	$51,771,030	1,345,401	$597,952

Goldman Sachs Financial Square Government Fund — Institutional Shares	215,810,091	1,572,293,947	(1,532,285,656)	—	—	255,818,382	255,818,382	10,132,912

Goldman Sachs MarketBeta International Equity ETF	565,976,472	84,651,134	(152,191,817)	7,579,437	48,490,220	554,505,446	8,455,379	15,965,898

Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF	266,945,431	53,879,090	(154,844,850)	18,442,246	19,647,265	204,069,182	3,383,250	1,451,512

Goldman Sachs MarketBeta Russell 1000 Value Equity ETF	493,658,397	49,317,314	(222,374,357)	14,789,200	5,753,892	341,144,446	6,590,966	8,547,954

Goldman Sachs MarketBeta U.S. Equity ETF	962,813,789	482,003,368	(455,352,756)	1,185,144	147,708,768	1,138,358,313	12,756,859	12,689,961

Total	$2,552,877,225	$2,268,291,951	$(2,547,569,013)	$42,888,310	$229,178,326	$2,545,666,799		$49,386,189

Goldman Sachs Strategic Factor Allocation Fund

Underlying Fund	Market Value as of 8/31/24	Purchases at Cost	Proceeds from Sales	Market Value as of August 31, 2025	Shares as of August 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Shares	$1,408,271,148	$3,558,052,361	$(4,209,747,709)	$756,575,800	756,575,800	$35,890,064

Goldman Sachs Strategic Volatility Premium Fund

Underlying Fund	Market Value as of 8/31/24	Purchases at Cost	Proceeds from Sales	Market Value as of August 31, 2025	Shares as of August 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Shares	$5,101,449	$607,915	$(286,221)	$5,423,143	5,423,143	$230,592

Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares	132,716,299	788,398,722	(764,252,080)	156,862,941	156,862,941	6,302,064

Total	$137,817,748	$789,006,637	$(764,538,301)	$162,286,084		$6,532,656

64

GOLDMAN SACHS ALLOCATION FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Goldman Sachs Tactical Tilt Overlay Fund

Underlying Fund	Market Value as of 8/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change In Unrealized Gain/(Loss)	Market Value as of August 31, 2025	Shares as of August 31, 2025	Dividend Income	Capital Gain Distributions

Goldman Sachs Access Treasury 0-1 Year ETF	$—	$140,952,993	$—	$—	$391,408	$141,344,401	1,410,482	$966,561	$—

Goldman Sachs Energy Infrastructure Fund — Class R6	24,942,235	3,572,147	(7,574,477)	2,617,461	(1,700,857)	21,856,509	1,565,653	793,896	2,778,252

Goldman Sachs Financial Square Government Fund — Institutional Shares	1,567,406,812	3,319,459,784	(4,018,377,078)	—	—	868,489,518	868,489,518	52,173,375	—

Goldman Sachs MLP Energy Infrastructure Fund — Class R6	4,337,646	305,172	—	—	165,720	4,808,538	124,865	305,172	—

Total	$1,596,686,693	$3,464,290,096	$(4,025,951,555)	$2,617,461	$(1,143,729)	$1,036,498,966		$54,239,004	$2,778,252

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended August 31, 2025, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities

Global Managed Beta Fund	$—	$1,191,662,440	$—	$1,652,586,927

Tactical Tilt Overlay Fund	579,482,395	705,853,764	701,213,566	309,159,961

For the fiscal year ended August 31, 2025, there were no purchases and proceeds from sales and maturities of long-term securities for the Strategic Factor Allocation and Strategic Volatility Premium Funds, respectively.

7. SECURITIES LENDING

The Global Managed Beta Fund and Tactical Tilt Overlay Fund may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement and/or

65

GOLDMAN SACHS ALLOCATION FUNDS

Notes to Financial Statements (continued) August 31, 2025

7. SECURITIES LENDING (continued)

Consolidated Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of August 31, 2025, are disclosed as “Payable upon return of securities loaned” on the Statement and Consolidated Statements of Assets and Liabilities, where applicable.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended August 31, 2025, are reported under Investment Income on the Statement and Consolidated Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the fiscal year ended August 31, 2025.

Fund	Beginning Value as of August 31, 2024	Purchases at cost	Proceeds from Sales	Ending Value as of August 31, 2025	Shares as of August 31, 2025

Global Managed Beta Fund	$ —	$116,158,005	$(114,413,835)	$1,744,170	1,744,170

Tactical Tilt Overlay Fund	32,982,945	735,978,575	(745,281,706)	23,679,814	23,679,814

8. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended August 31, 2025 was as follows:

	Global Managed Beta Fund	Strategic Factor Allocation Fund	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund

Distributions paid from:

Ordinary income	$227,989,703	$149,871,292	$28,685,225	$239,985,693

Net long-term capital gains	162,162,440	94,904,831	—	—

Total taxable distributions	$390,152,143	$244,776,123	$28,685,225	$239,985,693

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8. TAX INFORMATION (continued)

The tax character of distributions paid during the fiscal year ended August 31, 2024 was as follows:

	Global Managed Beta Fund	Strategic Factor Allocation Fund	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund

Distributions paid from:

Ordinary income	$54,313,580	$72,607,576	$18,418,927	$248,537,198

As of August 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Global Managed Beta Fund	Strategic Factor Allocation Fund	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund

Undistributed ordinary income — net	$ 104,823,660	$67,579,236	$ 3,448,597	$ 120,078,257

Undistributed long-term capital gains	78,381,312	25,285,277	—	—

Total Undistributed Earnings	$ 183,204,972	$92,864,513	$ 3,448,597	$ 120,078,257

Capital loss carryforwards:

Perpetual Short-Term	—	—	(7,969,599)	(105,434,777)

Perpetual Long-Term	—	—	(11,962,910)	—

Total capital loss carryforwards	—	—	(19,932,509)	(105,434,777)

Timing differences(Late Year Ordinary Loss Deferral and Straddle Loss Deferral)	$ (76,365,016)	$(2,547,295)	$ —	$(22,809,243)

Unrealized gains (loss) — net	1,071,097,360	138,717	85,441	19,043,186

Total accumulated earnings (loss) net	$1,177,937,316	$90,455,935	$ (16,398,471)	$ 10,877,423

As of August 31, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Global Managed Beta Fund	Strategic Factor Allocation Fund	Strategic Volatility Premium Fund	Tactical Tilt Overlay Fund

Tax Cost	$3,264,494,440	$2,252,109,212	$488,210,317	$4,657,045,716

Gross unrealized gain	1,091,349,962	10,314,915	85,441	34,466,909

Gross unrealized loss	(20,252,602)	(10,176,198)	—	(15,423,723)

Net unrealized gain	$1,071,097,360	$138,717	$85,441	$19,043,186

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on regulated options contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments and swap transactions.

The Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds reclassed $32,577, $3,761 and $8,753, respectively, from distributable earnings to paid in capital for the fiscal year ended August 31, 2025. In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds and result primarily from differences in the tax treatment of underlying fund investments.

GSAM has reviewed each Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in each Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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Notes to Financial Statements (continued) August 31, 2025

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Fund’s allocations to the various asset classes may cause the Funds to underperform other funds with a similar investment objective.

Commodity Sector Risk — Exposure to the commodities markets may subject a Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the Subsidiaries enter into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the Subsidiaries’, and therefore a Funds’, share values to fluctuate.

Counterparty Risk — Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with OTC transactions. Therefore, in those instances in which a Fund enters into uncleared OTC transactions, a Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that a Fund will sustain losses.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to a Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in ETFs Risk — The Fund may invest directly in ETFs, including affiliated ETFs. The Fund’s investments in ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of an SEC exemptive order or SEC exemptive rule.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder

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9. OTHER RISKS (continued)

redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Subsidiary Risk — The Subsidiary is not registered under the Act, as amended and is not subject to all the investor protections of the Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund.

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Notes to Financial Statements (continued) August 31, 2025

9. OTHER RISKS (continued)

Tax Risk — The Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds will seek to gain exposure to the commodity markets primarily through investments in the Subsidiaries and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Tactical Tilt Overlay Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Treasury regulations generally treat the Tactical Tilt Overlay Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a current distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Tactical Tilt Overlay Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Tactical Tilt Overlay Fund has limited its investments in commodity index-linked structured notes. The Tactical Tilt Overlay Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Tactical Tilt Overlay Fund’s income from such investments was not “qualifying income,” in which case the Tactical Tilt Overlay Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Tactical Tilt Overlay Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Tactical Tilt Overlay Fund shareholders.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Global Managed Beta Fund

	For the Fiscal Year Ended August 31, 2025		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	69,684,183	$1,096,687,642	133,623,792	$1,924,804,556

Reinvestment of distributions	24,998,210	390,152,143	3,816,836	54,313,580

Shares redeemed	(100,046,828)	(1,597,082,068)	(61,823,377)	(890,367,936)

NET INCREASE	(5,364,435)	(110,242,283)	75,617,251	1,088,750,200

	Strategic Factor Allocation Fund

	For the Fiscal Year Ended August 31, 2025		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	679,222	$8,028,983	91,334	$1,073,736

Reinvestment of distributions	132,257	1,533,379	44,048	489,814

Shares redeemed	(407,305)	(4,928,844)	(318,582)	(3,639,227)

	404,174	4,633,518	(183,200)	(2,075,677)

Class P Shares

Shares sold	27,493,661	313,798,864	23,428,587	267,164,554

Reinvestment of distributions	21,253,616	243,242,744	6,568,102	72,117,761

Shares redeemed	(43,218,698)	(489,273,557)	(41,442,327)	(466,786,141)

	5,528,579	67,768,051	(11,445,638)	(127,503,826)

NET INCREASE (DECREASE)	5,932,753	$72,401,569	(11,628,838)	$(129,579,503)

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Notes to Financial Statements (continued) August 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Strategic Volatility Premium Fund

	For the Fiscal Year Ended August 31, 2025		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	11,158	$109,142	9,994	$96,386

Reinvestment of distributions	2,126	20,354	1,170	11,216

Shares redeemed	(18,874)	(182,241)	(12,251)	(118,481)

	(5,590)	(52,745)	(1,087)	(10,879)

Class P Shares

Shares sold	13,343,210	130,906,959	7,011,705	68,171,907

Reinvestment of distributions	2,990,633	28,664,871	1,919,469	18,407,711

Shares redeemed	(8,626,585)	(84,045,873)	(10,290,175)	(99,607,205)

	7,707,258	75,525,957	(1,359,001)	(13,027,587)

NET INCREASE (DECREASE)	7,701,668	$75,473,212	(1,360,088)	$(13,038,466)

	Tactical Tilt Overlay Fund

	For the Fiscal Year Ended August 31, 2025		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	147,208	$1,578,824	260,454	$2,795,027

Reinvestment of distributions	70,789	731,961	116,399	1,239,650

Shares redeemed	(646,083)	(6,857,834)	(1,410,497)	(15,165,659)

	(428,086)	(4,547,049)	(1,033,644)	(11,130,982)

Class R6 Shares

Shares sold	8,428,258	86,115,400	10,845,859	113,098,000

Reinvestment of distributions	3,043,923	30,347,909	2,957,734	30,435,080

Shares redeemed	(12,240,236)	(125,806,000)	(10,960,203)	(113,669,188)

	(768,055)	(9,342,691)	2,843,390	29,863,892

Class P Shares

Shares sold	68,142,753	701,124,748	57,458,286	595,956,030

Reinvestment of distributions	20,953,443	208,905,823	21,075,070	216,862,467

Shares redeemed	(78,458,934)	(802,030,321)	(84,583,238)	(877,561,129)

	10,637,262	108,000,250	(6,049,882)	(64,742,632)

NET INCREASE (DECREASE)	9,441,121	$94,110,510	(4,240,136)	$(46,009,722)

72

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Global Managed Beta Fund, Goldman Sachs Strategic Factor Allocation Fund, Goldman Sachs Strategic Volatility Premium Fund, and Goldman Sachs Tactical Tilt Overlay Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2025, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Goldman Sachs Global Managed Beta Fund

Statement of assets and liabilities, including the schedule of investments as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, and the financial highlights for each of the five years in the period ended August 31, 2025.

Goldman Sachs Strategic Factor Allocation Fund and its subsidiary, Goldman Sachs Strategic Volatility Premium Fund and its subsidiary, and Goldman Sachs Tactical Tilt Overlay Fund and its subsidiary	Consolidated statement of assets and liabilities, including the consolidated schedule of investments as of August 31, 2025, the related consolidated statement of operations for the year ended August 31, 2025, the consolidated statements of changes in net assets for each of the two years in the period ended August 31, 2025, and the consolidated financial highlights for each of the periods indicated therein.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 27, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

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Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Global Managed Beta Fund, Goldman Sachs Strategic Factor Allocation Fund, Goldman Sachs Strategic Volatility Premium Fund, and Goldman Sachs Tactical Tilt Overlay Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)

the nature and quality of the advisory, administrative, and other services provided to the Fund and the underlying funds in which the Tactical Tilt Overlay Fund invests (the “Underlying Funds”) by the Investment Adviser and its affiliates, including information about:

(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund and the Underlying Funds, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund and the Underlying Funds invest;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule, together with the management fee schedules of the Underlying Funds, adequately addressed any economies of scale;

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund and/or the Underlying Funds, including the fees received by the Investment Adviser’s affiliates from the Fund and/or the Underlying Funds for transfer agency, security lending, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund and/or the Underlying Funds as a result of their relationship with the Investment Adviser;
(l)

information regarding commissions paid by the Fund and/or the Underlying Funds and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution, as applicable;

(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund and the Underlying Funds by their unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds and the Underlying Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds, the Underlying Funds, and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds, the Underlying Funds, and the Investment Adviser and its affiliates.

75

GOLDMAN SACHS ALLOCATION FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Performance

The Trustees also considered the investment performance of the Funds and the Underlying Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2024, and, with the exception of the Strategic Factor Allocation Fund, updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on each Fund’s investment performance was provided for the one-, three-, five- and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ and the Underlying Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. For the Strategic Factor Allocation Fund and Strategic Volatility Premium Fund, they noted the efforts of the Funds’ portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees observed that the Global Managed Beta Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and five-year periods, and in the third quartile for the three-year period, and had underperformed the Fund’s benchmark index for the one-, three-, and five-year periods ended March 31, 2025. They also considered that the Global Managed Beta Fund had experienced certain portfolio management changes in early 2025. They noted that the Strategic Factor Allocation Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, and five-year periods ended December 31, 2024. They observed that the Strategic Factor Allocation Fund had experienced certain portfolio management changes in 2022 and 2024. The Trustees considered that the Strategic Volatility Premium Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-year period and in the third quartile for the three-year period, and had outperformed the Fund’s benchmark index for the one- and three-year periods ended March 31, 2025. They noted that the Strategic Volatility Premium Fund had experienced certain portfolio management changes in 2022 and 2024. The Trustees observed that the Tactical Tilt Overlay Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and three-year periods, in the third quartile for the five-year period, and in the fourth quartile for the ten-year period, and had outperformed the Fund’s benchmark index for the five- and ten-year periods and underperformed for the one- and three-year periods ended March 31, 2025. They noted that the Tactical Tilt Overlay Fund had experienced a benchmark index change in 2021.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and (in the case of the Strategic Factor Allocation Fund, Strategic Volatility Premium Fund, and Tactical Tilt Overlay Fund) breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations with respect to the Funds and the Underlying Funds. The Trustees noted that the Investment Adviser had agreed to waive a portion of its management fee in an amount equal to the entire management fee paid to the Investment Adviser as the investment adviser to each Fund’s wholly-owned subsidiary. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many

76

GOLDMAN SACHS ALLOCATION FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. For the Strategic Factor Allocation Fund, Strategic Volatility Premium Fund and Tactical Tilt Overlay Fund, the Trustees also considered the breakpoints in the fee rate payable under the Management Agreement at the following annual percentage rates of the average daily net assets of each Fund:

	Strategic Factor	Strategic Volatility	Tactical Tilt
Average Daily Net Assets	Allocation Fund	Premium Fund	Overlay Fund

First $2 billion	0.75%	0.50%	0.75%

Next $3 billion	0.68	0.45	0.68

Next $3 billion	0.64	0.43	0.64

Over $8 billion	0.62	0.42	0.62

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to waive a portion of its management fee for the Strategic Volatility Premium Fund and to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints for the Strategic Factor Allocation Fund, Strategic Volatility Premium Fund, and Tactical Tilt Overlay Fund represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Strategic Factor Allocation Fund and the Tactical Tilt Overlay Fund, each of which had asset levels above at least the first breakpoint during the prior fiscal year. The Trustees also considered the services provided to the Tactical Tilt Overlay Fund under the Management Agreement and the fees and expenses borne by the Underlying Funds and considered the Investment Adviser’s finding that the management fees payable by the Fund were not duplicative of the management fees paid at the Underlying Fund level.

With respect to the Global Managed Beta Fund, the Trustees noted that the Fund does not have management fee breakpoints. They considered the asset levels in the Fund; the Fund’s recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds and/or the Underlying Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures

77

GOLDMAN SACHS ALLOCATION FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

transactions on behalf of the Funds and certain Underlying Funds; (c) in the case of the Global Managed Beta Fund and Tactical Tilt Overlay Fund, research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Funds and certain Underlying Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds or Underlying Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser as securities lending agent for certain of the Tactical Tilt Overlay Fund’s Underlying Funds and, for the Tactical Tilt Overly Fund and Global Managed Beta Fund, fees earned by the Investment Adviser for managing the fund in which each Fund’s and certain Underlying Funds’ securities lending cash collateral is invested; (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds and the Underlying Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Funds’ and the Underlying Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds and/or the Underlying Funds (as applicable) receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds and/or the Underlying Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds and the Underlying Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds and the Underlying Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ and the Underlying Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2026.

78

Goldman Sachs Trust – Allocation Funds - Tax Information (Unaudited)

For the year ended August 31, 2025, 6.49% and 0.85% of the dividends paid from net investment company taxable income by the Global Managed Beta and Tactical Tilt Overlay Funds qualify for the dividends received deduction available to corporations.

Pursuant to Section 852 of the Internal Revenue Code, the Global Managed Beta and Strategic Factor Allocation funds designate $162,162,440 and $94,904,831 respectively, or if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended August 31, 2025.

From distributions paid during the fiscal year ended August 31, 2025, the total amount of income received by the Global Managed Beta Fund from sources within foreign countries and possessions of the United States was $0.1560 per share, all of which is attributable to qualified passive income. The percentage of net investment income dividends paid from foreign sources by the Global Managed Beta Fund was 32.49%. The total amount of taxes paid by the Global Managed Beta Fund to such countries was $0.0203.

For the year ended August 31, 2025, the Global Managed Beta and Tactical Tilt Overlay Funds designate 25.90% and 1.56%, respectively, of the dividends paid from net investment company taxable income as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

During the fiscal year ended August 31, 2025, the Global Managed Beta, Strategic Factor Allocation funds designate $161,640,298 and $63,282,742 respectively, as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

For the year ended August 31, 2025, 0.05% and 0.06% of the dividends paid from net investment company taxable income by the Global Managed Beta and Tactical Tilt Overlay Funds qualify as section 199A dividends.

For the fiscal year ended August 31, 2025, the Global Managed Beta, Strategic Factor Allocation, Strategic Volatility Premium, and Tactical Tilt Overlay Funds designate 4.14%, 53.16%, 64.82%, and 57.75%, respectively, of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

79

TRUSTEES
Gregory G. Weaver, Chair
Cheryl K. Beebe
Dwight L. Bush
Kathryn A. Cassidy
John G. Chou
Joaquin Delgado
Eileen H. Dowling
Lawrence Hughes
John F. Killian
Steven D. Krichmar
Michael Latham
James A. McNamara
Lawrence W. Stranghoener

OFFICERS
James A. McNamara, *President*
Joseph F. DiMaria, *Principal Financial Officer, Principal Accounting Officer and Treasurer*
Robert Griffith, *Secretary*

GOLDMAN SACHS & CO. LLC
Distributor and Transfer Agent

© 2025 Goldman Sachs. All rights reserved. ALLOCATEAR-25

TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Principal Dwight L. Bush Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	November 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	November 4, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	November 4, 2025